John Hancock
Emerging Markets Fund
Quarterly portfolio holdings 5/31/2022

Fund’s investments
As of 5-31-22 (unaudited)
	Shares	Value
Common stocks 97.6%		$163,880,711
(Cost $141,902,367)
Australia 0.0%		47,462
MMG, Ltd. (A)	112,000	47,462
Belgium 0.0%		17,286
Titan Cement International SA (A)	1,302	17,286
Brazil 4.1%		6,959,523
AES Brasil Energia SA	6,779	15,548
Aliansce Sonae Shopping Centers SA	3,800	15,440
Alliar Medicos A Frente SA (A)	3,900	16,420
Alupar Investimento SA	7,050	39,681
Ambev SA, ADR	38,438	113,776
Americanas SA	5,656	23,921
Anima Holding SA (A)	17,000	19,960
Arezzo Industria e Comercio SA	991	16,723
Atacadao SA	7,500	30,536
Auren Energia SA	12,504	36,729
B3 SA - Brasil Bolsa Balcao	39,034	104,884
Banco Bradesco SA	7,160	25,430
Banco BTG Pactual SA	11,208	59,760
Banco do Brasil SA	9,337	71,945
Banco Inter SA	3,711	3,178
Banco Santander Brasil SA	7,100	50,122
BB Seguridade Participacoes SA	8,229	46,542
BK Brasil Operacao e Assessoria a Restaurantes SA (A)	7,220	11,272
BR Malls Participacoes SA	28,804	51,213
BR Properties SA	8,524	15,819
BrasilAgro - Company Brasileira de Propriedades Agricolas	2,247	15,158
Braskem SA, ADR (B)	2,571	48,592
BRF SA (A)	25,073	82,565
Caixa Seguridade Participacoes S/A	6,600	10,915
Camil Alimentos SA	11,340	22,883
CCR SA	23,169	65,033
Centrais Eletricas Brasileiras SA	3,200	28,374
Cia Brasileira de Distribuicao	8,517	36,254
Cia de Locacao das Americas	18,348	98,794
Cia de Saneamento Basico do Estado de Sao Paulo	6,199	59,713
Cia de Saneamento de Minas Gerais-COPASA	4,505	12,768
Cia de Saneamento do Parana	3,000	2,456
Cia de Saneamento do Parana, Unit	8,545	36,086
Cia Energetica de Minas Gerais	11,172	35,191
Cia Paranaense de Energia	12,200	17,019
Cia Paranaense de Energia, Unit	3,200	24,469
Cia Siderurgica Nacional SA	20,797	95,571
Cielo SA	73,815	61,350
Cogna Educacao (A)	79,561	44,363
Construtora Tenda SA (A)	3,166	3,338
Cosan SA	6,572	29,883
Cyrela Brazil Realty SA Empreendimentos e Participacoes	7,530	21,627
Dexco SA	10,571	24,934
Dimed SA Distribuidora da Medicamentos	6,500	15,769
Direcional Engenharia SA (A)	8,400	19,442
EcoRodovias Infraestrutura e Logistica SA (A)	9,993	15,497
2	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Brazil (continued)
EDP - Energias do Brasil SA	10,367	$46,812
Embraer SA (A)	34,400	92,215
Enauta Participacoes SA	7,100	35,227
Energisa SA	4,868	45,499
Eneva SA (A)	15,200	49,829
Engie Brasil Energia SA	3,893	35,960
Equatorial Energia SA	26,087	130,530
Even Construtora e Incorporadora SA	7,057	7,707
Ez Tec Empreendimentos e Participacoes SA	2,411	8,254
Fleury SA	4,465	14,262
Gerdau SA, ADR	9,492	57,901
Getnet Adquirencia e Servicos para Meios de Pagamento SA	950	894
Grendene SA	9,503	17,096
Grupo Mateus SA (A)	9,496	9,231
Grupo SBF SA	2,300	11,639
Guararapes Confeccoes SA	5,552	10,152
Hapvida Participacoes e Investimentos SA (C)	25,798	36,478
Hypera SA	4,632	37,806
Instituto Hermes Pardini SA	2,600	11,571
International Meal Company Alimentacao SA (A)	20,154	8,905
Iochpe Maxion SA	8,200	25,708
IRB Brasil Resseguros S/A (A)	27,087	16,756
Itau Unibanco Holding SA	3,951	18,622
JBS SA	15,283	114,481
JHSF Participacoes SA	17,839	26,463
Klabin SA	20,618	96,918
Light SA	11,300	18,308
Localiza Rent a Car SA	3,332	40,327
LOG Commercial Properties e Participacoes SA	4,489	21,252
Lojas Quero Quero S/A	7,821	14,301
Lojas Renner SA	8,649	48,408
M Dias Branco SA	2,200	11,994
Magazine Luiza SA	23,965	18,758
Mahle-Metal Leve SA	2,100	11,581
Marfrig Global Foods SA	8,700	28,612
Marisa Lojas SA (A)	9,006	4,567
Minerva SA	11,500	34,409
Movida Participacoes SA	7,600	28,577
MRV Engenharia e Participacoes SA	13,204	26,838
Multiplan Empreendimentos Imobiliarios SA	8,400	42,578
Natura & Company Holding SA	15,212	52,717
Odontoprev SA	8,920	18,956
Omega Energia SA (A)	7,070	16,066
Petro Rio SA (A)	11,300	66,551
Petroleo Brasileiro SA	106,544	745,632
Porto Seguro SA	12,168	53,101
Portobello SA	64	114
Positivo Tecnologia SA	11,300	17,833
Profarma Distribuidora de Produtos Farmaceuticos SA	1,556	1,254
Qualicorp Consultoria e Corretora de Seguros SA	8,857	20,910
Raia Drogasil SA	14,740	64,046
Rumo SA	17,791	66,184
Sao Martinho SA	7,385	78,301
Sendas Distribuidora SA	16,485	54,944
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	3

	Shares	Value
Brazil (continued)
Ser Educacional SA (C)	3,448	$5,804
SIMPAR SA	1,600	4,013
SLC Agricola SA	5,227	60,326
Sul America SA	10,873	61,314
Suzano SA	14,026	157,892
SYN prop e tech SA	2,100	2,231
Tecnisa SA (A)	4,240	2,114
Telefonica Brasil SA	5,999	64,439
TIM SA	20,400	61,811
TOTVS SA	12,293	73,382
Transmissora Alianca de Energia Eletrica SA	13,511	114,796
Tupy SA	4,722	22,952
Ultrapar Participacoes SA	20,753	62,750
Unipar Carbocloro SA	660	13,261
Usinas Siderurgicas de Minas Gerais SA	5,100	11,160
Vale SA	98,170	1,780,778
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	3,921	12,433
Vibra Energia SA	18,145	74,221
Vivara Participacoes SA	1,900	9,835
Vulcabras Azaleia SA	5,665	13,732
WEG SA	4,964	26,499
XP, Inc., BDR (A)	360	8,101
YDUQS Participacoes SA	13,130	44,701
Canada 0.0%		13,917
China Gold International Resources Corp., Ltd.	4,200	13,917
Chile 0.6%		1,019,290
Aguas Andinas SA, Class A	72,703	15,246
Banco de Chile	146,860	15,286
Banco de Chile, ADR	1,901	39,066
Banco de Credito e Inversiones SA	845	31,390
Banco Santander Chile	837,154	41,871
Besalco SA	30,504	11,184
CAP SA	3,915	50,118
Cementos BIO BIO SA	2,795	2,341
Cencosud SA	32,152	51,538
Cencosud Shopping SA	10,584	11,268
Cia Cervecerias Unidas SA	3,168	22,614
Cia Sud Americana de Vapores SA	256,959	35,250
Colbun SA	184,862	13,802
Cristalerias de Chile SA	40,829	150,185
Empresa Nacional de Telecomunicaciones SA	7,933	29,653
Empresas CMPC SA	15,788	27,293
Empresas COPEC SA	8,982	71,313
Enel Americas SA	244,746	26,494
Engie Energia Chile SA	23,657	11,357
Falabella SA	6,902	20,210
Forus SA	5,056	7,121
Grupo Security SA	64,841	10,383
Hortifrut SA	2,899	3,368
Inversiones Aguas Metropolitanas SA	29,967	14,697
Inversiones La Construccion SA	2,123	8,015
Itau CorpBanca Chile SA	5,398,734	13,567
Molibdenos y Metales SA	7,542	32,046
4	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Chile (continued)
Multiexport Foods SA (A)	12,750	$5,495
Parque Arauco SA	17,834	17,305
PAZ Corp. SA	60,171	24,763
Plaza SA	6,102	5,927
Ripley Corp. SA	79,393	14,457
Salfacorp SA	20,240	6,929
Sigdo Koppers SA	64,066	61,085
SMU SA	80,372	9,952
Sociedad Matriz SAAM SA	389,760	29,809
Socovesa SA	306,550	41,681
SONDA SA	29,383	11,022
Vina Concha y Toro SA	15,327	24,189
China 23.2%		38,896,995
360 DigiTech, Inc., ADR	4,780	75,189
360 Security Technology, Inc., Class A (A)	6,800	8,433
361 Degrees International, Ltd. (A)	46,000	22,991
37 Interactive Entertainment Network Technology Group Company, Ltd., Class A	6,900	22,349
3SBio, Inc. (A)(C)	76,000	56,468
AAC Technologies Holdings, Inc. (B)	40,500	88,087
Accelink Technologies Company, Ltd., Class A	7,200	17,598
Advanced Technology & Materials Company, Ltd., Class A	18,200	21,785
AECC Aviation Power Company, Ltd., Class A	2,400	14,217
Agile Group Holdings, Ltd. (B)	59,250	25,120
Agricultural Bank of China, Ltd., H Shares	526,000	200,300
Aier Eye Hospital Group Company, Ltd., Class A	5,200	28,919
Air China, Ltd., H Shares (A)	60,000	43,773
Airtac International Group	2,816	91,663
AK Medical Holdings, Ltd. (C)	14,000	8,307
Alibaba Group Holding, Ltd. (A)	77,300	928,391
Alibaba Group Holding, Ltd., ADR (A)	13,442	1,291,104
A-Living Smart City Services Company, Ltd. (C)	32,250	51,415
Aluminum Corp. of China, Ltd., H Shares (A)	162,000	72,228
Angang Steel Company, Ltd., H Shares	70,200	29,653
Angel Yeast Company, Ltd., Class A	2,600	16,522
Anhui Anke Biotechnology Group Company, Ltd., Class A	11,600	15,592
Anhui Conch Cement Company, Ltd., H Shares	38,500	195,005
Anhui Expressway Company, Ltd., H Shares	20,000	17,259
Anhui Gujing Distillery Company, Ltd., Class A	600	20,500
Anhui Honglu Steel Construction Group Company, Ltd., Class A	2,200	12,821
Anhui Jinhe Industrial Company, Ltd., Class A	1,700	9,204
Anhui Kouzi Distillery Company, Ltd., Class A	2,200	17,408
Anhui Zhongding Sealing Parts Company, Ltd., Class A	8,600	18,870
Anjoy Foods Group Company, Ltd., Class A	800	15,740
ANTA Sports Products, Ltd.	21,000	238,131
Anton Oilfield Services Group (A)	144,000	8,371
Aowei Holdings, Ltd. (A)(D)	9,116,000	523,341
Apeloa Pharmaceutical Company, Ltd., Class A	1,900	5,924
Asia Cement China Holdings Corp.	36,500	22,428
AsiaInfo Technologies, Ltd. (C)	14,800	25,096
Asymchem Laboratories Tianjin Company, Ltd., Class A	400	15,691
Autel Intelligent Technology Corp, Ltd., Class A (A)	1,143	5,259
Autobio Diagnostics Company, Ltd., Class A (A)	1,400	8,919
Avary Holding Shenzhen Company, Ltd., Class A	4,100	18,623
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	5

	Shares	Value
China (continued)
AviChina Industry & Technology Company, Ltd., H Shares	143,000	$82,320
Bafang Electric Suzhou Company, Ltd., Class A	900	25,415
BAIC Motor Corp., Ltd., H Shares (C)	84,000	26,955
Baidu, Inc., ADR (A)	2,269	318,454
Baidu, Inc., Class A (A)	2,600	47,529
BAIOO Family Interactive, Ltd. (C)	78,000	4,710
Bank of Beijing Company, Ltd., Class A	30,400	20,176
Bank of Chengdu Company, Ltd., Class A	11,400	26,163
Bank of China, Ltd., H Shares	1,638,075	654,856
Bank of Chongqing Company, Ltd., H Shares	37,000	21,491
Bank of Communications Company, Ltd., H Shares	173,858	118,409
Bank of Hangzhou Company, Ltd., Class A	9,300	19,007
Bank of Jiangsu Company, Ltd., Class A	20,800	20,041
Bank of Nanjing Company, Ltd., Class A	20,700	33,579
Bank of Ningbo Company, Ltd., Class A	12,760	62,651
Bank of Shanghai Company, Ltd., Class A	11,200	10,779
Bank of Zhengzhou Company, Ltd., H Shares (A)(C)	72,600	13,488
Baoshan Iron & Steel Company, Ltd., Class A	49,700	47,622
Baozun, Inc., ADR (A)	1,783	16,083
BBMG Corp., H Shares	115,500	16,914
Beijing Bei Mo Gao Ke Friction Material Company, Ltd., Class A	2,210	20,513
Beijing Capital Eco-Environment Protection Group Company, Ltd., Class A	35,500	15,543
Beijing Capital International Airport Company, Ltd., H Shares (A)	82,415	48,283
Beijing Chunlizhengda Medical Instruments Company, Ltd., H Shares (A)	7,250	7,942
Beijing Dabeinong Technology Group Company, Ltd., Class A (A)	17,700	20,714
Beijing Jingneng Clean Energy Company, Ltd., H Shares	50,000	12,101
Beijing New Building Materials PLC, Class A	4,400	19,064
Beijing North Star Company, Ltd., H Shares	40,000	5,350
Beijing Originwater Technology Company, Ltd., Class A	13,100	9,592
Beijing Roborock Technology Company, Ltd., Class A	234	22,380
Beijing Thunisoft Corp, Ltd., Class A	14,500	15,171
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A	1,160	22,182
Beijing Yanjing Brewery Company, Ltd., Class A	15,200	16,929
Beijing Yuanliu Hongyuan Electronic Technology Company, Ltd., Class A (A)	500	9,454
BEST, Inc., ADR (A)	2,146	2,618
Bethel Automotive Safety Systems Company, Ltd., Class A (A)	1,200	11,407
BGI Genomics Company, Ltd., Class A	700	6,911
Biem.L.Fdlkk Garment Company, Ltd., Class A	5,662	21,962
Bilibili, Inc., Class Z (A)	3,180	70,804
Billion Industrial Holdings, Ltd. (A)	12,000	7,668
Binjiang Service Group Company, Ltd.	4,000	12,540
Blue Sail Medical Company, Ltd., Class A	10,200	13,582
BOC International China Company, Ltd., Class A	9,600	17,255
BOE Technology Group Company, Ltd., Class A	72,500	41,184
BYD Company, Ltd., H Shares	6,500	231,019
BYD Electronic International Company, Ltd.	30,483	67,653
By-health Company, Ltd., Class A	6,000	17,879
C&D Property Management Group Company, Ltd.	21,000	10,698
C&S Paper Company, Ltd., Class A	7,300	12,066
Cangzhou Mingzhu Plastic Company, Ltd., Class A	23,300	17,408
CanSino Biologics, Inc., H Shares (A)(B)(C)	600	6,043
CECEP Solar Energy Company, Ltd., Class A	15,000	17,081
CECEP Wind-Power Corp., Class A	25,200	17,374
Central China Management Company, Ltd.	54,538	7,930
6	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
Central China New Life, Ltd. (A)	14,000	$5,945
Central China Real Estate, Ltd.	54,538	4,166
Central China Securities Company, Ltd., H Shares	53,000	8,781
CGN Power Company, Ltd., H Shares (C)	163,000	42,758
Changchun High & New Technology Industry Group, Inc., Class A (A)	1,000	24,877
Changzhou Xingyu Automotive Lighting Systems Company, Ltd., Class A	900	20,356
Chaowei Power Holdings, Ltd.	37,000	8,100
Chaozhou Three-Circle Group Company, Ltd., Class A	1,700	7,543
Cheetah Mobile, Inc., ADR (A)	1,459	1,002
Chengdu Kanghua Biological Products Company, Ltd., Class A	750	10,985
Chengdu Wintrue Holding Company, Ltd., Class A (A)	8,400	19,426
Chengtun Mining Group Company, Ltd., Class A	13,900	15,560
Chifeng Jilong Gold Mining Company, Ltd., Class A (A)	8,700	20,622
China Animal Healthcare, Ltd. (A)(D)	182,000	232
China Baoan Group Company, Ltd., Class A	12,500	21,996
China BlueChemical, Ltd., H Shares	101,000	35,530
China Bohai Bank Company, Ltd., H Shares (B)(C)	119,000	19,689
China Cinda Asset Management Company, Ltd., H Shares	254,000	43,047
China CITIC Bank Corp., Ltd., H Shares	239,962	116,147
China Coal Energy Company, Ltd., H Shares	89,000	81,446
China Communications Services Corp., Ltd., H Shares	109,200	51,137
China Conch Environment Protection Holdings, Ltd. (A)	44,000	28,933
China Conch Venture Holdings, Ltd.	44,000	114,457
China Construction Bank Corp., H Shares	1,885,000	1,397,381
China CSSC Holdings, Ltd., Class A	5,400	15,047
China Datang Corp. Renewable Power Company, Ltd., H Shares	108,000	37,551
China Development Bank Financial Leasing Company, Ltd., H Shares (C)	72,000	10,186
China Dili Group (A)	120,400	28,344
China Dongxiang Group Company, Ltd.	152,000	8,320
China East Education Holdings, Ltd. (C)	4,500	2,122
China Eastern Airlines Corp., Ltd., ADR (A)(B)	1,460	25,944
China Eastern Airlines Corp., Ltd., H Shares (A)	36,000	12,816
China Electronics Optics Valley Union Holding Company, Ltd.	184,000	14,057
China Energy Engineering Corp., Ltd., H Shares	172,000	23,655
China Everbright Bank Company, Ltd., H Shares	96,000	31,530
China Feihe, Ltd. (C)	89,000	89,826
China Galaxy Securities Company, Ltd., H Shares	120,500	66,429
China Greatwall Technology Group Company, Ltd., Class A	9,800	14,906
China Hanking Holdings, Ltd.	54,000	9,282
China Harmony Auto Holding, Ltd.	30,500	13,585
China Hongqiao Group, Ltd.	88,500	109,689
China Huarong Asset Management Company, Ltd., H Shares (A)(C)	493,000	22,035
China Huiyuan Juice Group, Ltd. (A)(D)	141,000	9,074
China International Capital Corp., Ltd., H Shares (A)(C)	42,800	81,495
China International Marine Containers Group Company, Ltd., H Shares	23,220	37,635
China Isotope & Radiation Corp.	3,200	7,829
China Jushi Company, Ltd., Class A	12,900	31,583
China Kepei Education Group, Ltd.	28,000	5,829
China Lesso Group Holdings, Ltd.	62,000	79,607
China Life Insurance Company, Ltd., H Shares	128,000	196,371
China Lilang, Ltd.	25,000	12,059
China Literature, Ltd. (A)(C)	8,000	35,120
China Longyuan Power Group Corp., Ltd., H Shares	51,000	108,600
China Maple Leaf Educational Systems, Ltd. (A)(D)	56,000	2,284
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	7

	Shares	Value
China (continued)
China Medical System Holdings, Ltd.	65,800	$97,231
China Meidong Auto Holdings, Ltd.	26,000	93,294
China Merchants Bank Company, Ltd., H Shares	86,961	550,026
China Merchants Securities Company, Ltd., H Shares (C)	10,540	10,879
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	12,900	24,166
China Minsheng Banking Corp., Ltd., H Shares	94,840	36,732
China Modern Dairy Holdings, Ltd. (B)	167,000	24,012
China Molybdenum Company, Ltd., H Shares	75,000	36,698
China National Building Material Company, Ltd., H Shares	188,600	237,895
China National Chemical Engineering Company, Ltd., Class A	12,300	17,358
China National Medicines Corp, Ltd., Class A	4,400	18,468
China National Nuclear Power Company, Ltd., Class A	24,000	26,123
China New Higher Education Group, Ltd. (C)	42,000	13,085
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	5,800	30,242
China Oilfield Services, Ltd., H Shares	40,000	47,097
China Oriental Group Company, Ltd.	84,000	22,021
China Pacific Insurance Group Company, Ltd., H Shares	67,200	156,775
China Petroleum & Chemical Corp., H Shares	448,000	214,575
China Railway Group, Ltd., H Shares	100,000	69,116
China Railway Signal & Communication Corp., Ltd., H Shares (C)	76,000	26,983
China Reinsurance Group Corp., H Shares	156,000	13,720
China Resources Medical Holdings Company, Ltd.	33,500	18,430
China Resources Pharmaceutical Group, Ltd. (C)	75,500	41,697
China Risun Group, Ltd.	49,000	24,228
China Sanjiang Fine Chemicals Company, Ltd.	41,000	7,418
China SCE Group Holdings, Ltd.	98,000	14,478
China Shenhua Energy Company, Ltd., H Shares	73,000	243,793
China Shineway Pharmaceutical Group, Ltd.	17,000	12,786
China Silver Group, Ltd. (A)	100,000	6,115
China Southern Airlines Company, Ltd., H Shares (A)	34,000	18,763
China State Construction Engineering Corp., Ltd., Class A	61,500	50,861
China Sunshine Paper Holdings Company, Ltd. (A)	42,000	12,086
China Suntien Green Energy Corp., Ltd., H Shares	59,000	34,377
China Taifeng Beddings Holdings, Ltd. (A)(D)	46,000	2,849
China Tianrui Group Cement Company, Ltd. (A)	25,000	18,324
China Tourism Group Duty Free Corp., Ltd., Class A	1,900	50,129
China Tower Corp., Ltd., H Shares (C)	1,212,000	142,009
China TransInfo Technology Company, Ltd., Class A	9,600	12,550
China Vanke Company, Ltd., H Shares	62,781	138,719
China XLX Fertiliser, Ltd.	50,000	41,332
China Yangtze Power Company, Ltd., Class A	18,500	66,654
China Yongda Automobiles Services Holdings, Ltd.	52,000	53,753
China Yuhua Education Corp., Ltd. (C)	28,000	4,000
China ZhengTong Auto Services Holdings, Ltd. (A)(B)	72,500	5,176
China Zhongwang Holdings, Ltd. (A)(D)	54,200	11,604
Chinasoft International, Ltd. (A)	104,000	95,576
Chlitina Holding, Ltd.	2,000	13,704
Chongqing Brewery Company, Ltd., Class A (A)	1,100	21,407
Chongqing Changan Automobile Company, Ltd., Class A	7,100	14,844
Chongqing Fuling Electric Power Industrial Company, Ltd., Class A (A)	8,900	19,171
Chongqing Rural Commercial Bank Company, Ltd., H Shares	95,000	34,006
Chongqing Zhifei Biological Products Company, Ltd., Class A	1,700	22,284
Chow Tai Seng Jewellery Company, Ltd., Class A	5,100	10,874
CIFI Ever Sunshine Services Group, Ltd. (B)	28,000	32,442
8	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
CIFI Holdings Group Company, Ltd.	185,477	$80,446
CITIC Securities Company, Ltd., H Shares	46,575	100,805
CITIC, Ltd.	96,923	108,700
CNHTC Jinan Truck Company, Ltd., Class A	8,500	16,213
CNNC Hua Yuan Titanium Dioxide Company, Ltd., Class A	17,402	20,233
CNSIG Inner Mongolia Chemical Industry Company, Ltd.	8,700	28,182
COFCO Biotechnology Company, Ltd., Class A	14,100	21,023
COFCO Joycome Foods, Ltd. (A)	75,000	30,628
Cogobuy Group (A)(C)	44,000	12,434
Colour Life Services Group Company, Ltd. (A)(D)	40,102	2,852
Consun Pharmaceutical Group, Ltd.	29,000	15,013
Contemporary Amperex Technology Company, Ltd., Class A	1,200	73,269
COSCO SHIPPING Development Company, Ltd., H Shares	181,000	37,142
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares (B)	46,000	29,170
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)	112,450	198,971
Country Garden Holdings Company, Ltd.	285,076	178,246
Country Garden Services Holdings Company, Ltd.	24,642	97,440
CPMC Holdings, Ltd.	27,000	11,139
CRRC Corp., Ltd., H Shares	51,000	20,457
CSC Financial Company, Ltd., H Shares (C)	31,000	28,946
CSG Holding Company, Ltd., Class A	18,200	16,953
CSPC Pharmaceutical Group, Ltd.	261,680	279,599
CT Environmental Group, Ltd. (A)(D)	154,000	2,335
DaFa Properties Group, Ltd.	13,000	945
Dali Foods Group Company, Ltd. (C)	76,000	38,276
DaShenLin Pharmaceutical Group Company, Ltd., Class A	1,600	7,882
Datang International Power Generation Company, Ltd., H Shares	132,000	23,516
DeHua TB New Decoration Materials Company, Ltd., Class A	12,600	18,090
Dexin China Holdings Company, Ltd. (A)	60,000	19,639
DHC Software Company, Ltd., Class A	18,500	16,409
Differ Group Holding Company, Ltd. (A)	146,000	39,456
Dongfang Electric Corp., Ltd., H Shares	18,600	21,355
Dongfeng Motor Group Company, Ltd., H Shares	104,000	81,676
Dongyue Group, Ltd.	56,000	71,061
DouYu International Holdings, Ltd., ADR (A)(B)	3,157	4,073
Dynagreen Environmental Protection Group Company, Ltd., H Shares	26,000	10,874
East Money Information Company, Ltd., Class A	6,840	23,178
E-Commodities Holdings, Ltd.	44,000	10,915
Ecovacs Robotics Company, Ltd., Class A	900	15,749
Edvantage Group Holdings, Ltd.	24,000	7,159
ENN Energy Holdings, Ltd.	15,200	232,561
ENN Natural Gas Company, Ltd., Class A	8,000	21,947
Eve Energy Company, Ltd., Class A (A)	1,500	18,040
Everbright Securities Company, Ltd., H Shares (C)	9,800	6,244
Fang Holdings, Ltd., ADR (A)	234	445
Fangda Special Steel Technology Company, Ltd., Class A	16,500	20,386
Fanhua, Inc., ADR	2,956	15,164
FAW Jiefang Group Company, Ltd., Class A	12,100	16,262
Fiberhome Telecommunication Technologies Company, Ltd., Class A	7,700	16,317
Fibocom Wireless, Inc., Class A	2,250	7,788
FIH Mobile, Ltd. (A)	68,000	8,766
FinVolution Group, ADR	2,800	11,788
First Tractor Company, Ltd., H Shares	28,000	13,634
Flat Glass Group Company, Ltd., H Shares (A)	9,000	37,411
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	9

	Shares	Value
China (continued)
Focus Media Information Technology Company, Ltd., Class A	32,100	$30,852
Foshan Haitian Flavouring & Food Company, Ltd., Class A	3,797	43,567
Fosun International, Ltd.	71,693	72,693
Foxconn Industrial Internet Company, Ltd., Class A	11,600	16,370
Fu Shou Yuan International Group, Ltd.	53,000	36,907
Fufeng Group, Ltd. (A)	120,000	56,246
Fuguiniao Company, Ltd., H Shares (A)(D)	116,600	5,765
Fujian Funeng Company, Ltd., Class A	9,100	18,119
Fujian Sunner Development Company, Ltd., Class A	5,400	14,225
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	15,600	75,454
Ganfeng Lithium Company, Ltd., H Shares (B)(C)	2,600	33,326
Gansu Shangfeng Cement Company, Ltd., Class A	7,560	17,675
G-bits Network Technology Xiamen Company, Ltd., Class A	500	24,241
GDS Holdings, Ltd., ADR (A)(B)	1,617	45,260
Genertec Universal Medical Group Company, Ltd. (C)	51,500	33,010
GF Securities Company, Ltd., H Shares	27,800	36,723
Gigadevice Semiconductor Beijing, Inc., Class A	1,000	21,483
Ginlong Technologies Company, Ltd., Class A	900	22,801
Glory Land Company, Ltd. (A)	53,000	1,478
GoerTek, Inc., Class A	6,200	37,778
Golden Eagle Retail Group, Ltd.	26,000	18,663
GOME Retail Holdings, Ltd. (A)(B)	247,000	12,279
Grand Baoxin Auto Group, Ltd. (A)	48,950	3,741
Great Wall Motor Company, Ltd., H Shares	48,000	86,272
Greatview Aseptic Packaging Company, Ltd.	54,000	14,021
Gree Electric Appliances, Inc. of Zhuhai, Class A	6,400	30,838
Greenland Hong Kong Holdings, Ltd.	76,250	14,675
Greentown China Holdings, Ltd.	54,000	93,494
Greentown Service Group Company, Ltd.	56,000	56,327
Guangdong Haid Group Company, Ltd., Class A	2,700	24,234
Guangdong Kinlong Hardware Products Company, Ltd., Class A	900	11,331
Guangdong Xinbao Electrical Appliances Holdings Company, Ltd., Class A	5,500	14,650
Guanghui Energy Company, Ltd., Class A	23,200	36,522
Guangshen Railway Company, Ltd., H Shares (A)	137,200	25,349
Guangzhou Automobile Group Company, Ltd., H Shares	46,000	43,505
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., H Shares	12,000	33,484
Guangzhou Kingmed Diagnostics Group Company, Ltd., Class A	1,200	13,667
Guangzhou R&F Properties Company, Ltd., H Shares	39,799	14,113
Guangzhou Shiyuan Electronic Technology Company, Ltd., Class A	1,000	10,515
Guangzhou Tinci Materials Technology Company, Ltd., Class A	2,000	11,377
Guangzhou Wondfo Biotech Company, Ltd., Class A (A)	3,500	20,335
Guosen Securities Company, Ltd., Class A	12,000	16,419
Guotai Junan Securities Company, Ltd., H Shares (C)	9,000	11,635
Haichang Ocean Park Holdings, Ltd. (A)(B)(C)	86,000	76,994
Haier Smart Home Company, Ltd., H Shares	55,400	196,966
Hailiang Education Group, Inc., ADR (A)	767	10,416
Hainan Meilan International Airport Company, Ltd., H Shares (A)	7,000	14,169
Haitian International Holdings, Ltd.	30,000	76,955
Haitong Securities Company, Ltd., H Shares	60,000	42,493
Hang Zhou Great Star Industrial Company, Ltd., Class A (A)	5,300	13,369
Hangjin Technology Company, Ltd., Class A	2,100	11,009
Hangzhou First Applied Material Company, Ltd., Class A	1,400	16,585
Hangzhou Oxygen Plant Group Company, Ltd., Class A	3,300	15,283
Hangzhou Robam Appliances Company, Ltd., Class A (A)	3,800	17,401
10	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
Hangzhou Silan Microelectronics Company, Ltd., Class A	2,600	$17,519
Hangzhou Tigermed Consulting Company, Ltd., H Shares (C)	1,600	15,426
Han’s Laser Technology Industry Group Company, Ltd., Class A	1,800	8,024
Hansoh Pharmaceutical Group Company, Ltd. (C)	24,000	43,173
Harbin Bank Company, Ltd., H Shares (A)(C)	190,000	16,246
Harbin Electric Company, Ltd., H Shares (A)	44,000	12,301
Harmonicare Medical Holdings, Ltd. (A)(C)(D)	44,000	6,863
HC Group, Inc. (A)	53,500	3,210
Hebei Construction Group Corp., Ltd., H Shares	6,500	818
Hefei Meiya Optoelectronic Technology, Inc., Class A	4,420	12,415
Hello Group, Inc., ADR	9,177	55,796
Henan Shenhuo Coal & Power Company, Ltd., Class A	4,300	9,049
Henan Shuanghui Investment & Development Company, Ltd., Class A	7,600	32,296
Hengan International Group Company, Ltd.	37,000	183,203
Hengdian Group DMEGC Magnetics Company, Ltd., Class A	9,600	32,853
Hengli Petrochemical Company, Ltd., Class A	16,600	58,610
Hengyi Petrochemical Company, Ltd., Class A	12,200	19,517
Hisense Home Appliances Group Company, Ltd., H Shares	19,000	19,759
Hithink RoyalFlush Information Network Company, Ltd., Class A	1,100	14,057
Hongda Xingye Company, Ltd., Class A	25,600	13,909
Hongfa Technology Company, Ltd., Class A (A)	2,100	16,647
Honghua Group, Ltd. (A)	191,000	5,577
Honworld Group, Ltd. (A)(C)(D)	20,500	7,218
Hope Education Group Company, Ltd. (C)	88,000	5,318
HOSA International, Ltd. (A)(D)	86,000	2,066
Hua Hong Semiconductor, Ltd. (A)(C)	14,000	53,187
Huadian Power International Corp., Ltd., H Shares (B)	84,000	30,058
Huadong Medicine Company, Ltd., Class A	2,300	13,357
Huafon Chemical Company, Ltd., Class A	10,200	12,634
Huagong Tech Company, Ltd., Class A	6,400	19,605
Huaibei Mining Holdings Company, Ltd., Class A (A)	10,700	24,471
Hualan Biological Engineering, Inc., Class A	4,900	13,756
Huaneng Power International, Inc., H Shares	98,000	49,746
Huatai Securities Company, Ltd., H Shares (C)	25,800	36,109
Huaxin Cement Company, Ltd., Class A	6,500	19,329
Huayu Automotive Systems Company, Ltd., Class A	5,700	18,840
Huazhu Group, Ltd., ADR	769	24,993
Hubei Jumpcan Pharmaceutical Company, Ltd., Class A	5,200	17,926
Hubei Xingfa Chemicals Group Company, Ltd., Class A	2,700	15,162
Huishang Bank Corp., Ltd., H Shares	40,200	13,028
Humanwell Healthcare Group Company, Ltd., Class A	6,900	17,279
Hunan Gold Corp, Ltd., Class A (A)	12,000	16,438
Hunan Valin Steel Company, Ltd., Class A	12,600	10,110
Hundsun Technologies, Inc., Class A	2,200	13,212
HUYA, Inc., ADR (A)	3,655	15,461
Hygeia Healthcare Holdings Company, Ltd. (C)	8,800	48,851
iDreamSky Technology Holdings, Ltd. (A)(C)	24,800	16,835
Iflytek Company, Ltd., Class A	2,300	12,529
Industrial & Commercial Bank of China, Ltd., H Shares	1,149,000	688,045
Industrial Bank Company, Ltd., Class A	30,300	89,272
Industrial Securities Company, Ltd., Class A	15,700	14,559
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A	39,800	11,974
Inner Mongolia Dian Tou Energy Corp, Ltd., Class A	8,400	18,887
Inner Mongolia ERDOS Resources Company, Ltd., Class A	5,500	22,494
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	11

	Shares	Value
China (continued)
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	16,800	$10,902
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	8,900	50,697
Inner Mongolia Yitai Coal Company, Ltd., H Shares	337,900	550,579
Innovent Biologics, Inc. (A)(C)	15,500	48,004
Inspur Electronic Information Industry Company, Ltd., Class A	2,600	9,600
Intco Medical Technology Company, Ltd., Class A (A)	1,900	7,844
iQIYI, Inc., ADR (A)(B)	7,664	31,422
JA Solar Technology Company, Ltd., Class A	1,900	26,622
Jafron Biomedical Company, Ltd., Class A (A)	2,200	14,504
Jason Furniture Hangzhou Company, Ltd., Class A	2,100	20,105
JCET Group Company, Ltd., Class A	2,400	8,695
JD Health International, Inc. (A)(C)	3,600	22,850
JD.com, Inc., ADR	1,316	73,854
JD.com, Inc., Class A	5,238	147,137
Jiangsu Expressway Company, Ltd., H Shares	40,000	41,283
Jiangsu Hengli Hydraulic Company, Ltd., Class A	1,500	11,996
Jiangsu Hengrui Medicine Company, Ltd., Class A	5,400	24,514
Jiangsu Jiejie Microelectronics Company, Ltd., Class A (A)	4,400	13,624
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	1,400	9,649
Jiangsu Shuangxing Color Plastic New Materials Company, Ltd., Class A	3,900	8,805
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., Class A	1,560	38,559
Jiangsu Yangnong Chemical Company, Ltd., Class A	600	13,272
Jiangsu Yuyue Medical Equipment & Supply Company, Ltd., Class A	3,800	13,632
Jiangxi Copper Company, Ltd., H Shares	31,000	50,170
Jiangxi Zhengbang Technology Company, Ltd., Class A	16,100	15,020
Jingjin Equipment, Inc., Class A	2,300	13,949
Jingrui Holdings, Ltd. (A)(B)	40,000	3,004
Jinke Properties Group Company, Ltd., Class A	28,800	13,553
JinkoSolar Holding Company, Ltd., ADR (A)	1,682	103,056
Jinmao Property Services Company, Ltd. (A)	4,350	2,611
JiuGui Liquor Company, Ltd., Class A	600	14,109
Jiumaojiu International Holdings, Ltd. (C)	27,000	63,286
Jizhong Energy Resources Company, Ltd., Class A	11,400	13,449
JNBY Design, Ltd.	10,500	11,538
Joincare Pharmaceutical Group Industry Company, Ltd., Class A	10,800	19,273
Joinn Laboratories China Company, Ltd., Class A	1,400	22,336
Jointown Pharmaceutical Group Company, Ltd., Class A	4,600	8,170
Jonjee Hi-Tech Industrial And Commercial Holding Company, Ltd., Class A (A)	4,400	17,220
Juewei Food Company, Ltd., Class A (A)	2,000	15,497
Kasen International Holdings, Ltd. (A)	50,000	3,036
Kehua Data Company, Ltd., Class A	3,700	13,053
Kingdee International Software Group Company, Ltd. (A)	18,000	35,447
Kingfa Sci & Tech Company, Ltd., Class A	8,600	11,527
Kingsoft Corp., Ltd.	31,600	105,791
Kweichow Moutai Company, Ltd., Class A	1,400	378,406
KWG Group Holdings, Ltd. (B)	74,012	23,236
KWG Living Group Holdings, Ltd.	58,006	18,070
Lakala Payment Company, Ltd., Class A (A)	3,500	9,546
Laobaixing Pharmacy Chain JSC, Class A	3,100	18,717
LB Group Company, Ltd., Class A	7,298	20,762
Legend Holdings Corp., H Shares (C)	21,600	25,599
Lenovo Group, Ltd.	276,000	271,945
Lens Technology Company, Ltd., Class A	15,000	23,722
Lepu Medical Technology Beijing Company, Ltd., Class A	3,100	8,218
12	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
LexinFintech Holdings, Ltd., ADR (A)	6,813	$13,762
Leyard Optoelectronic Company, Ltd., Class A	18,500	17,240
Li Auto, Inc., ADR (A)	378	9,476
Li Ning Company, Ltd.	41,500	323,790
Lifetech Scientific Corp. (A)	130,000	40,093
Lingyi iTech Guangdong Company, Class A (A)	20,100	14,364
Link Motion, Inc., ADR (A)(D)	6,959	964
Livzon Pharmaceutical Group, Inc., H Shares	6,300	20,147
Logan Group Company, Ltd. (D)	71,000	14,793
Longfor Group Holdings, Ltd. (C)	49,500	246,322
LONGi Green Energy Technology Company, Ltd., Class A	5,400	63,788
Lonking Holdings, Ltd.	122,000	31,828
Luenmei Quantum Company, Ltd., Class A	19,700	21,139
Luoniushan Company, Ltd., Class A (A)	20,700	19,349
Luoyang Glass Company, Ltd., H Shares (A)(B)	12,000	18,624
Luxi Chemical Group Company, Ltd., Class A (A)	6,100	17,627
Luxshare Precision Industry Company, Ltd., Class A	8,200	41,555
Luye Pharma Group, Ltd. (A)(C)	111,500	34,948
Luzhou Laojiao Company, Ltd., Class A	2,000	64,295
Maanshan Iron & Steel Company, Ltd., H Shares	54,000	20,637
Mango Excellent Media Company, Ltd., Class A	4,800	26,044
Maoyan Entertainment (A)(C)	9,000	7,149
Meitu, Inc. (A)(B)(C)	105,500	12,639
Meituan, Class B (A)(C)	6,000	140,791
Metallurgical Corp. of China, Ltd., H Shares	93,000	23,465
Microport Scientific Corp.	3,000	5,942
Midea Group Company, Ltd., Class A	9,900	80,933
Midea Real Estate Holding, Ltd. (C)	7,200	11,379
Ming Yang Smart Energy Group, Ltd., Class A	5,300	20,183
Minth Group, Ltd.	42,000	108,758
MLS Company, Ltd., Class A	9,400	12,718
Muyuan Foods Company, Ltd., Class A	9,700	74,454
Nanjing Iron & Steel Company, Ltd., Class A	35,100	16,888
NARI Technology Company, Ltd., Class A	5,100	26,166
NAURA Technology Group Company, Ltd., Class A	400	16,150
NetDragon Websoft Holdings, Ltd.	14,000	28,132
NetEase, Inc., ADR	2,459	255,072
New Century Healthcare Holding Company, Ltd. (A)(C)	31,500	3,393
New China Life Insurance Company, Ltd., H Shares	34,100	89,221
New Hope Liuhe Company, Ltd., Class A (A)	12,100	25,899
Newborn Town, Inc. (A)	20,000	6,872
Ningbo Huaxiang Electronic Company, Ltd., Class A	8,300	17,575
Ningbo Joyson Electronic Corp., Class A	7,800	14,218
Ningxia Baofeng Energy Group Company, Ltd., Class A	17,400	40,555
NIO, Inc., ADR (A)	3,361	58,448
Niu Technologies, ADR (A)(B)	2,230	17,461
Noah Holdings, Ltd., ADR (A)	409	7,509
NVC International Holdings, Ltd. (A)	168,000	2,657
Oppein Home Group, Inc., Class A	600	10,780
Orient Securities Company, Ltd., H Shares (C)	29,200	15,573
Ovctek China, Inc., Class A	900	6,208
Pengdu Agriculture & Animal Husbandry Company, Ltd., Class A (A)	39,200	17,664
PetroChina Company, Ltd., H Shares	696,000	366,512
Pharmaron Beijing Company, Ltd., H Shares (C)	2,600	31,356
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	13

	Shares	Value
China (continued)
PICC Property & Casualty Company, Ltd., H Shares	166,894	$161,613
Pinduoduo, Inc., ADR (A)	1,092	54,982
Ping An Bank Company, Ltd., Class A (A)	29,400	62,341
Ping An Healthcare and Technology Company, Ltd. (A)(B)(C)	8,800	23,664
Ping An Insurance Group Company of China, Ltd., H Shares	216,500	1,386,212
Poly Developments and Holdings Group Company, Ltd., Class A	10,800	25,096
Poly Property Services Company, Ltd., H Shares	3,400	22,316
Postal Savings Bank of China Company, Ltd., H Shares (B)(C)	154,000	114,380
Power Construction Corp. of China, Ltd., Class A	17,500	20,467
Powerlong Commercial Management Holdings, Ltd.	5,500	4,362
Powerlong Real Estate Holdings, Ltd. (B)	71,000	19,072
Proya Cosmetics Company, Ltd., Class A	700	16,294
Q Technology Group Company, Ltd. (A)	23,000	15,872
Qingdao Haier Biomedical Company, Ltd., Class A (A)	1,837	19,867
Qingling Motors Company, Ltd., H Shares	34,000	6,365
Qunxing Paper Holdings Company, Ltd. (A)(D)	969,268	0
Red Star Macalline Group Corp., Ltd., H Shares (A)(C)	15,268	6,303
Redco Properties Group, Ltd. (B)(C)	46,000	11,543
Redsun Properties Group, Ltd. (B)	30,000	9,212
Rongsheng Petrochemical Company, Ltd., Class A	26,900	64,346
Ronshine China Holdings, Ltd. (A)	33,000	8,786
SAIC Motor Corp., Ltd., Class A	6,500	16,748
Sailun Group Company, Ltd., Class A	9,200	15,455
Sanan Optoelectronics Company, Ltd., Class A	4,100	12,598
Sanquan Food Company, Ltd., Class A	7,100	20,693
Sany Heavy Equipment International Holdings Company, Ltd.	61,000	61,390
Sany Heavy Industry Company, Ltd., Class A	11,800	29,941
Satellite Chemical Company, Ltd., Class A	4,800	28,336
Seazen Group, Ltd. (A)	134,095	56,812
Seazen Holdings Company, Ltd., Class A	5,600	20,388
Secoo Holding, Ltd., ADR (A)	313	74
S-Enjoy Service Group Company, Ltd. (A)	12,000	12,656
SF Holding Company, Ltd., Class A (A)	4,500	34,996
SG Micro Corp., Class A	200	8,625
Shaanxi Coal Industry Company, Ltd., Class A	20,400	58,037
Shan Xi Hua Yang Group New Energy Company, Ltd., Class A	10,700	20,252
Shandong Buchang Pharmaceuticals Company, Ltd., Class A	6,700	19,588
Shandong Chenming Paper Holdings, Ltd., H Shares (B)	19,376	7,446
Shandong Gold Mining Company, Ltd., H Shares (C)	10,750	19,029
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A (A)	3,800	16,989
Shandong Humon Smelting Company, Ltd., Class A	12,100	17,096
Shandong Linglong Tyre Company, Ltd., Class A	2,000	6,380
Shandong Pharmaceutical Glass Company, Ltd., Class A	3,900	15,217
Shandong Shida Shenghua Chemical Group Company, Ltd., Class A	800	12,831
Shandong Sun Paper Industry JSC, Ltd., Class A	12,200	22,172
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	96,000	106,498
Shanghai Bailian Group Company, Ltd., Class A	10,200	18,748
Shanghai Bairun Investment Holding Group Company, Ltd., Class A	2,200	11,680
Shanghai Baosight Software Company, Ltd., Class A	1,000	7,816
Shanghai Belling Company, Ltd., Class A	4,500	11,976
Shanghai Construction Group Company, Ltd., Class A	37,800	17,792
Shanghai Electric Group Company, Ltd., H Shares	92,000	22,974
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	7,000	29,458
Shanghai Fudan Microelectronics Group Company, Ltd., H Shares (A)	12,000	42,576
14	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Company, Ltd., H Shares	28,000	$11,079
Shanghai Haohai Biological Technology Company, Ltd., H Shares (B)(C)	1,700	7,226
Shanghai International Port Group Company, Ltd., Class A	24,100	22,574
Shanghai Jahwa United Company, Ltd., Class A	3,300	17,142
Shanghai Liangxin Electrical Company, Ltd., Class A (A)	9,200	17,279
Shanghai M&G Stationery, Inc., Class A	1,400	10,869
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	21,400	34,843
Shanghai Pudong Development Bank Company, Ltd., Class A	34,500	41,117
Shanghai Putailai New Energy Technology Company, Ltd., Class A (A)	900	17,341
Shanghai Wanye Enterprises Company, Ltd., Class A	5,400	13,218
Shanghai Yuyuan Tourist Mart Group Company, Ltd., Class A	13,300	19,936
Shanxi Coking Coal Energy Group Company, Ltd., Class A	7,200	15,410
Shanxi Lu’an Environmental Energy Development Company, Ltd., Class A	10,400	24,822
Shanxi Meijin Energy Company, Ltd., Class A	11,100	19,241
Shanxi Taigang Stainless Steel Company, Ltd., Class A	18,300	15,830
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	1,500	61,138
Shengyi Technology Company, Ltd., Class A	6,200	15,101
Shenzhen Desay Battery Technology Company, Class A	3,400	19,181
Shenzhen Everwin Precision Technology Company, Ltd., Class A	6,800	10,075
Shenzhen Expressway Corp, Ltd., H Shares (A)	20,000	21,142
Shenzhen Gas Corp, Ltd., Class A	18,500	19,303
Shenzhen Goodix Technology Company, Ltd., Class A	1,400	12,102
Shenzhen Inovance Technology Company, Ltd., Class A	3,100	28,408
Shenzhen Kaifa Technology Company, Ltd., Class A	9,800	16,117
Shenzhen Kangtai Biological Products Company, Ltd., Class A	1,700	15,909
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	1,200	54,341
Shenzhen MTC Company, Ltd., Class A (A)	35,500	21,184
Shenzhen Overseas Chinese Town Company, Ltd., Class A	19,500	16,740
Shenzhen Salubris Pharmaceuticals Company, Ltd., Class A	5,100	19,748
Shenzhen Sunlord Electronics Company, Ltd., Class A	5,400	21,349
Shenzhen Tagen Group Company, Ltd., Class A	22,300	23,800
Shenzhen Topband Company, Ltd., Class A	13,300	22,007
Shenzhen Transsion Holdings Company, Ltd., Class A	1,025	13,491
Shenzhen Woer Heat-Shrinkable Material Company, Ltd., Class A (A)	17,500	14,691
Shenzhou International Group Holdings, Ltd.	11,600	159,254
Shui On Land, Ltd.	244,567	34,577
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	7,800	20,827
Sichuan Road & Bridge Company, Ltd., Class A	11,900	18,970
Sichuan Swellfun Company, Ltd., Class A	1,200	13,606
Sihuan Pharmaceutical Holdings Group, Ltd. (B)	164,000	23,568
Silergy Corp.	1,000	102,768
Simcere Pharmaceutical Group, Ltd. (C)	12,000	14,305
Sinco Pharmaceuticals Holdings, Ltd. (A)	44,000	9,483
Sinofibers Technology Company, Ltd., Class A	2,900	19,737
Sinoma Science & Technology Company, Ltd., Class A	2,600	8,770
Sino-Ocean Group Holding, Ltd.	182,681	32,343
Sinopec Engineering Group Company, Ltd., H Shares	82,500	42,109
Sinopec Oilfield Service Corp., H Shares (A)	174,000	13,926
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	188,000	36,867
Sinopharm Group Company, Ltd., H Shares	65,600	162,257
Sinosoft Company, Ltd., Class A	3,500	11,274
Sinotrans, Ltd., H Shares	114,574	36,323
Sinotruk Hong Kong, Ltd.	34,055	48,299
Skshu Paint Company, Ltd., Class A	1,100	15,349
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	15

	Shares	Value
China (continued)
Skyfame Realty Holdings, Ltd.	114,000	$1,351
SOHO China, Ltd. (A)	109,500	20,772
Sohu.com, Ltd., ADR (A)(B)	975	14,089
Songcheng Performance Development Company, Ltd., Class A	9,900	18,977
Sun King Technology Group, Ltd. (A)	54,000	16,324
Sungrow Power Supply Company, Ltd., Class A (A)	1,600	19,166
Suning.com Company, Ltd., Class A (A)	30,200	10,684
Sunny Optical Technology Group Company, Ltd.	13,900	219,366
Sunresin New Materials Company, Ltd., Class A	1,400	15,732
Sunwoda Electronic Company, Ltd., Class A	2,800	11,224
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A	6,400	18,062
Suzhou Maxwell Technologies Company, Ltd., Class A	480	27,077
Suzhou TA&A Ultra Clean Technology Company, Ltd., Class A	2,000	18,077
Tangshan Sanyou Chemical Industries Company, Ltd., Class A	8,800	9,730
TBEA Company, Ltd., Class A	5,400	18,190
TCL Technology Group Corp., Class A	51,500	35,046
Tencent Holdings, Ltd.	97,600	4,462,114
Tencent Music Entertainment Group, ADR (A)	15,570	65,083
Tenwow International Holdings, Ltd. (A)(D)	177,000	6,428
The People’s Insurance Company Group of China, Ltd., H Shares	131,000	41,212
Three Squirrels, Inc., Class A	3,600	11,963
Tian Ge Interactive Holdings, Ltd. (A)(C)	32,000	3,265
Tian Lun Gas Holdings, Ltd.	15,000	8,871
Tian Shan Development Holding, Ltd. (A)(D)	32,000	7,230
Tiangong International Company, Ltd.	50,000	16,542
Tianjin 712 Communication & Broadcasting Company, Ltd., Class A	4,300	17,708
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	16,000	6,225
Tianjin Zhonghuan Semiconductor Company, Ltd., Class A	3,000	19,561
Tianli Education International Holdings, Ltd.	58,000	4,798
Tianma Microelectronics Company, Ltd., Class A	11,000	15,555
Tianneng Power International, Ltd. (B)	36,700	35,076
Tianshui Huatian Technology Company, Ltd., Class A	5,400	6,982
Tibet Summit Resources Company, Ltd., Class A (A)	3,100	10,699
Times China Holdings, Ltd. (B)	32,000	9,228
Tingyi Cayman Islands Holding Corp.	66,000	116,675
Titan Wind Energy Suzhou Company, Ltd., Class A	5,000	10,245
Toly Bread Company, Ltd., Class A	6,860	15,716
Tong Ren Tang Technologies Company, Ltd., H Shares	19,000	14,223
Tongcheng Travel Holdings, Ltd. (A)	30,400	58,284
Tongdao Liepin Group (A)	4,400	6,719
TongFu Microelectronics Company, Ltd., Class A	7,600	15,895
Tongkun Group Company, Ltd., Class A	6,000	15,381
Tongling Nonferrous Metals Group Company, Ltd., Class A	29,300	14,147
Tongwei Company, Ltd., Class A	5,000	33,780
Topchoice Medical Corp., Class A (A)	600	12,570
Topsports International Holdings, Ltd. (C)	58,000	42,867
TravelSky Technology, Ltd., H Shares	31,500	51,234
Trigiant Group, Ltd. (A)	82,000	4,757
Trip.com Group, Ltd., ADR (A)	9,760	215,306
Tsaker Chemical Group, Ltd. (C)	22,500	3,694
Tsingtao Brewery Company, Ltd., H Shares	10,000	86,242
Tuniu Corp., ADR (A)	1,300	741
Unigroup Guoxin Microelectronics Company, Ltd., Class A (A)	400	10,645
Uni-President China Holdings, Ltd.	71,600	57,718
16	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
Unisplendour Corp., Ltd., Class A	6,100	$16,273
Venus MedTech Hangzhou, Inc., H Shares (A)(B)(C)	6,000	10,342
Vipshop Holdings, Ltd., ADR (A)	21,046	195,728
VNET Group, Inc., ADR (A)	1,200	6,780
Walvax Biotechnology Company, Ltd., Class A	1,900	13,248
Wanhua Chemical Group Company, Ltd., Class A	6,300	79,384
Want Want China Holdings, Ltd.	155,000	154,250
Wanxiang Qianchao Company, Ltd., Class A	26,200	22,328
Weibo Corp., ADR (A)	2,526	55,572
Weichai Power Company, Ltd., H Shares	60,600	93,460
Weiqiao Textile Company, H Shares	12,500	3,128
Wens Foodstuffs Group Company, Ltd., Class A	5,100	13,833
West China Cement, Ltd.	162,000	24,569
Will Semiconductor Company, Ltd., Class A	1,300	31,926
Wingtech Technology Company, Ltd., Class A	1,300	12,372
Wisdom Education International Holdings Company, Ltd. (B)	38,000	939
Wuchan Zhongda Group Company, Ltd., Class A	20,600	15,691
Wuhan Dr Laser Technology Corp., Ltd., Class A	600	21,207
Wuhan Guide Infrared Company, Ltd., Class A	8,680	15,118
Wuhan Raycus Fiber Laser Technologies Company, Ltd., Class A	2,500	12,021
Wuhu Token Science Company, Ltd., Class A	16,200	16,751
Wuliangye Yibin Company, Ltd., Class A	4,800	123,158
WuXi AppTec Company, Ltd., H Shares (C)	3,440	42,515
Wuxi Biologics Cayman, Inc. (A)(C)	12,000	88,735
Wuxi NCE Power Company, Ltd., Class A	1,400	21,698
Wuxi Shangji Automation Company, Ltd., Class A	1,000	22,405
Wuxi Taiji Industry Company, Ltd., Class A	8,400	9,012
XCMG Construction Machinery Company, Ltd., Class A	18,900	15,009
Xiabuxiabu Catering Management China Holdings Company, Ltd. (A)(C)	26,500	12,154
Xiamen International Port Company, Ltd., H Shares	88,662	16,898
Xiamen Intretech, Inc., Class A	4,300	12,486
Xiamen Kingdomway Group Company, Class A	4,500	15,199
Xiamen Tungsten Company, Ltd., Class A	5,100	14,974
Xiamen Xiangyu Company, Ltd., Class A	16,000	22,983
Xi’an Triangle Defense Company, Ltd., Class A (A)	3,000	17,844
Xiaomi Corp., Class B (A)(C)	300,400	463,573
Xinfengming Group Company, Ltd., Class A	9,300	16,634
Xingda International Holdings, Ltd.	47,899	9,030
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	22,650	15,505
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	25,498	41,711
Xinjiang Xinxin Mining Industry Company, Ltd., H Shares (A)	65,000	10,968
Xinte Energy Company, Ltd., H Shares	10,400	24,412
Xinxing Ductile Iron Pipes Company, Ltd., Class A	28,300	20,970
Xinyangfeng Agricultural Technology Company, Ltd., Class A	7,600	18,670
Xinyi Energy Holdings, Ltd.	64,000	35,210
Xinyi Solar Holdings, Ltd.	128,127	227,425
Xinyu Iron & Steel Company, Ltd., Class A	22,200	18,759
Xtep International Holdings, Ltd. (B)	52,624	75,825
Xunlei, Ltd., ADR (A)(B)	3,300	4,158
Yadea Group Holdings, Ltd. (C)	46,000	74,680
Yangzhou Yangjie Electronic Technology Company, Ltd., Class A	3,000	31,836
Yankuang Energy Group Company, Ltd., H Shares	62,000	203,675
Yantai Eddie Precision Machinery Company, Ltd., Class A	2,100	5,796
Yantai Tayho Advanced Materials Company, Ltd., Class A	8,300	17,845
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	17

	Shares	Value
China (continued)
Yashili International Holdings, Ltd. (A)	114,000	$15,823
Yealink Network Technology Corp., Ltd., Class A	1,000	11,098
YiChang HEC ChangJiang Pharmaceutical Company, Ltd., H Shares (A)(B)(C)	27,600	18,509
Yida China Holdings, Ltd. (A)	28,000	1,498
Yifeng Pharmacy Chain Company, Ltd., Class A	2,700	18,825
Yihai International Holding, Ltd. (A)	13,000	40,294
Yintai Gold Company, Ltd., Class A	15,400	23,481
Yiren Digital, Ltd., ADR (A)	1,046	1,799
Yonghui Superstores Company, Ltd., Class A	36,400	23,955
Youyuan International Holdings, Ltd. (A)(D)	26,000	0
Yum China Holdings, Inc.	7,523	341,996
Yunda Holding Company, Ltd., Class A	6,300	17,123
Yunnan Aluminium Company, Ltd., Class A (A)	7,000	12,074
Yunnan Baiyao Group Company, Ltd., Class A	1,120	9,480
Yunnan Copper Company, Ltd., Class A	8,600	14,317
Yunnan Energy New Material Company, Ltd., Class A	700	22,802
Yunnan Tin Company, Ltd., Class A	6,000	15,167
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	800	37,104
Zhaojin Mining Industry Company, Ltd., H Shares (B)	38,000	32,863
Zhefu Holding Group Company, Ltd., Class A	19,600	13,701
Zhejiang Century Huatong Group Company, Ltd., Class A (A)	19,700	13,661
Zhejiang Chint Electrics Company, Ltd., Class A	5,300	29,058
Zhejiang Crystal-Optech Company, Ltd., Class A	11,700	19,578
Zhejiang Dahua Technology Company, Ltd., Class A	3,200	7,739
Zhejiang Dingli Machinery Company, Ltd., Class A	2,000	14,526
Zhejiang Expressway Company, Ltd., H Shares (A)	42,000	37,068
Zhejiang Glass Company, Ltd., H Shares (A)(D)	172,000	0
Zhejiang Hailiang Company, Ltd., Class A	6,200	9,745
Zhejiang Huahai Pharmaceutical Company, Ltd., Class A	6,400	18,706
Zhejiang Huayou Cobalt Company, Ltd., Class A (A)	1,300	18,357
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	900	7,457
Zhejiang Longsheng Group Company, Ltd., Class A	10,700	17,117
Zhejiang Narada Power Source Company, Ltd., Class A	10,100	19,527
Zhejiang NHU Company, Ltd., Class A	8,760	27,305
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	6,000	15,698
Zhejiang Semir Garment Company, Ltd., Class A	18,564	16,087
Zhejiang Supor Company, Ltd., Class A	2,600	21,908
Zhejiang Tianyu Pharmaceutical Company, Ltd., Class A	2,700	15,683
Zhejiang Weixing New Building Materials Company, Ltd., Class A	4,000	11,002
Zhejiang Wolwo Bio-Pharmaceutical Company, Ltd., Class A (A)	3,700	26,107
Zhejiang Xinan Chemical Industrial Group Company, Ltd., Class A	7,280	20,490
Zhengzhou Coal Mining Machinery Group Company, Ltd., H Shares (B)	15,800	16,874
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(C)	15,100	50,503
Zhongjin Gold Corp, Ltd., Class A	8,100	8,691
Zhongsheng Group Holdings, Ltd.	16,500	117,016
Zhongyuan Bank Company, Ltd., H Shares (A)(C)	42,000	4,397
Zhou Hei Ya International Holdings Company, Ltd. (A)(B)(C)	28,500	15,011
Zhuzhou CRRC Times Electric Company, Ltd.	12,600	53,896
Zhuzhou Kibing Group Company, Ltd., Class A	7,200	11,870
Zibo Qixiang Tengda Chemical Company, Ltd., Class A	4,760	5,624
Zijin Mining Group Company, Ltd., H Shares	123,384	166,655
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	59,600	36,700
ZTE Corp., H Shares	24,200	53,291
ZTO Express Cayman, Inc., ADR	4,987	134,350
18	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Colombia 0.2%		$261,202
Banco de Bogota SA	776	11,716
Bancolombia SA	2,356	28,322
Celsia SA ESP	23,575	27,515
Cementos Argos SA	15,832	23,097
Corp. Financiera Colombiana SA (A)	4,632	31,453
Ecopetrol SA	66,214	54,798
Grupo Argos SA (D)	8,087	29,045
Grupo Energia Bogota SA ESP	17,578	11,283
Interconexion Electrica SA ESP	5,293	33,387
Mineros SA	13,747	10,586
Czech Republic 0.1%		178,725
CEZ AS	2,396	116,745
Komercni banka AS	952	29,633
Moneta Money Bank AS (C)	5,711	19,011
Philip Morris CR AS	18	13,336
Egypt 0.0%		33,769
Commercial International Bank Egypt SAE, GDR	16,847	33,769
Greece 0.3%		557,605
Alpha Services and Holdings SA (A)	23,649	25,061
Athens Water Supply & Sewage Company SA	1,181	8,974
Bank of Greece	1,576	27,531
Ellaktor SA (A)	9,660	17,604
Entersoft SA Software Development & Related Services Company	2,018	9,947
Eurobank Ergasias Services and Holdings SA (A)	33,880	37,907
FF Group (A)(D)	6,657	10,720
Fourlis Holdings SA (A)	2,166	7,512
GEK Terna Holding Real Estate Construction SA (A)	3,076	32,977
Hellenic Exchanges - Athens Stock Exchange SA	1,960	7,702
Hellenic Petroleum Holdings SA	1,399	9,992
Hellenic Telecommunications Organization SA	3,641	69,050
Holding Company ADMIE IPTO SA	8,138	19,895
JUMBO SA	1,883	31,297
LAMDA Development SA (A)	2,618	17,874
Motor Oil Hellas Corinth Refineries SA	2,073	36,455
Mytilineos SA	2,258	40,252
National Bank of Greece SA (A)	12,054	45,891
OPAP SA	1,991	29,724
Piraeus Financial Holdings SA (A)	6,725	8,517
Piraeus Port Authority SA	458	8,032
Public Power Corp. SA (A)	1,977	13,024
Quest Holdings SA	1,482	7,949
Sarantis SA	1,766	13,870
Terna Energy SA	1,025	19,848
Hong Kong 3.8%		6,335,660
AAG Energy Holdings, Ltd. (C)	72,000	14,409
Alibaba Health Information Technology, Ltd. (A)	44,000	22,412
Alibaba Pictures Group, Ltd. (A)	410,000	36,052
Anxin-China Holdings, Ltd. (A)(D)	1,988,000	0
APT Satellite Holdings, Ltd.	70,000	21,149
Asian Citrus Holdings, Ltd. (A)	144,000	1,831
Beijing Energy International Holding Company, Ltd. (A)	146,000	4,741
Beijing Enterprises Clean Energy Group, Ltd. (A)	1,342,857	14,182
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	19

	Shares	Value
Hong Kong (continued)
Beijing Enterprises Holdings, Ltd.	25,930	$90,778
Beijing Enterprises Water Group, Ltd.	212,000	70,236
Beijing Gas Blue Sky Holdings, Ltd. (A)(D)	904,000	13,363
Beijing Tong Ren Tang Chinese Medicine Company, Ltd.	4,000	5,258
Bosideng International Holdings, Ltd.	116,000	61,730
Brilliance China Automotive Holdings, Ltd. (A)(D)	170,000	43,490
C C Land Holdings, Ltd.	240,540	62,101
C&D International Investment Group, Ltd.	22,890	49,242
Canvest Environmental Protection Group Company, Ltd.	36,000	17,821
CECEP COSTIN New Materials Group, Ltd. (A)(D)	162,000	0
CGN New Energy Holdings Company, Ltd.	66,000	32,668
China Aircraft Leasing Group Holdings, Ltd.	12,000	7,789
China Chengtong Development Group, Ltd.	158,000	3,148
China Common Rich Renewable Energy Investments, Ltd. (A)(D)	2,486,000	68,112
China Education Group Holdings, Ltd. (B)	31,000	21,406
China Everbright Environment Group, Ltd.	128,111	77,016
China Everbright Greentech, Ltd. (C)	31,000	8,290
China Everbright, Ltd.	35,000	32,068
China Fiber Optic Network System Group, Ltd. (A)(D)	419,600	14,972
China Foods, Ltd.	58,000	20,102
China Gas Holdings, Ltd.	109,000	162,404
China Glass Holdings, Ltd. (A)(B)	50,000	9,219
China High Precision Automation Group, Ltd. (A)(D)	74,000	8,770
China High Speed Transmission Equipment Group Company, Ltd. (A)	25,000	14,301
China Jinmao Holdings Group, Ltd.	288,000	77,826
China Lumena New Materials Corp. (A)(B)(D)	31,800	0
China Mengniu Dairy Company, Ltd. (A)	42,000	215,040
China Merchants Land, Ltd. (A)	86,000	7,447
China Merchants Port Holdings Company, Ltd.	36,324	68,927
China Metal Recycling Holdings, Ltd. (A)(D)	14,579,934	0
China New Town Development Company, Ltd. (A)	67,832	801
China Oil & Gas Group, Ltd. (A)	337,040	15,622
China Overseas Grand Oceans Group, Ltd.	113,000	57,554
China Overseas Land & Investment, Ltd.	130,000	377,247
China Overseas Property Holdings, Ltd.	50,667	58,912
China Power International Development, Ltd.	111,666	56,683
China Properties Group, Ltd. (A)(D)	19,000	904
China Resources Beer Holdings Company, Ltd.	29,981	186,862
China Resources Cement Holdings, Ltd.	133,518	105,540
China Resources Gas Group, Ltd.	38,000	158,989
China Resources Land, Ltd.	102,444	455,949
China Resources Power Holdings Company, Ltd.	40,882	84,074
China Shuifa Singyes Energy Holdings, Ltd.	78,000	13,128
China South City Holdings, Ltd.	146,000	12,262
China State Construction International Holdings, Ltd.	28,000	32,908
China Taiping Insurance Holdings Company, Ltd.	89,310	102,560
China Traditional Chinese Medicine Holdings Company, Ltd.	150,000	79,184
China Travel International Investment Hong Kong, Ltd. (A)	146,000	27,174
China Vered Financial Holding Corp., Ltd. (A)(D)	360,000	2,353
China Water Affairs Group, Ltd.	36,000	35,822
China Water Industry Group, Ltd. (A)	40,000	1,270
CIMC Enric Holdings, Ltd.	48,000	50,388
CITIC Resources Holdings, Ltd. (A)	420,000	30,546
Citychamp Watch & Jewellery Group, Ltd. (A)	65,800	10,155
20	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Hong Kong (continued)
Comba Telecom Systems Holdings, Ltd. (A)	62,000	$10,357
Concord New Energy Group, Ltd.	420,000	41,728
Continental Aerospace Technologies Holding, Ltd. (A)	186,799	2,238
COSCO SHIPPING International Hong Kong Company, Ltd.	32,000	9,260
COSCO SHIPPING Ports, Ltd.	98,150	74,009
Crazy Sports Group, Ltd. (A)	186,000	7,216
CWT International, Ltd. (A)	680,000	6,155
DBA Telecommunication Asia Holdings, Ltd. (A)(D)	32,000	0
Digital China Holdings, Ltd.	38,000	17,902
Essex Bio-technology, Ltd. (B)	23,000	9,639
EVA Precision Industrial Holdings, Ltd.	146,000	27,109
Far East Horizon, Ltd.	107,000	94,789
Fullshare Holdings, Ltd. (A)	110,000	1,610
GCL New Energy Holdings, Ltd. (A)(B)	440,000	8,789
GCL Technology Holdings, Ltd. (A)(B)	309,000	110,812
Geely Automobile Holdings, Ltd.	106,000	202,319
Gemdale Properties & Investment Corp., Ltd.	288,000	27,882
Glorious Property Holdings, Ltd. (A)	516,000	13,960
Goldlion Holdings, Ltd.	122,000	22,830
Grand Pharmaceutical Group, Ltd.	38,000	20,809
Guangdong Investment, Ltd.	62,000	78,175
Health & Happiness H&H International Holdings, Ltd.	13,000	15,051
Hi Sun Technology China, Ltd. (A)	105,000	12,436
Hopson Development Holdings, Ltd.	37,400	60,926
Hua Han Health Industry Holdings, Ltd. (A)(D)	1,111,910	30,039
Huabao International Holdings, Ltd. (B)	23,000	12,369
Huanxi Media Group, Ltd. (A)(B)	70,000	11,326
IMAX China Holding, Inc. (C)	7,300	8,034
Inspur International, Ltd. (A)	28,000	9,703
International Alliance Financial Leasing Company, Ltd. (A)(C)	30,000	14,144
Jiayuan International Group, Ltd. (B)	43,222	1,930
Jinchuan Group International Resources Company, Ltd.	77,000	8,219
Joy City Property, Ltd.	316,000	12,079
JS Global Lifestyle Company, Ltd. (C)	22,500	23,965
Ju Teng International Holdings, Ltd.	59,722	10,354
Kinetic Development Group, Ltd.	156,000	11,506
Kingboard Holdings, Ltd.	36,148	172,947
Kingboard Laminates Holdings, Ltd.	60,000	100,633
Kunlun Energy Company, Ltd.	160,000	137,133
Lee & Man Chemical Company, Ltd.	14,000	11,198
Lee & Man Paper Manufacturing, Ltd.	70,000	33,991
Lifestyle China Group, Ltd. (A)	9,000	939
LK Technology Holdings, Ltd.	19,250	28,473
LVGEM China Real Estate Investment Company, Ltd. (A)	32,000	3,499
Mingfa Group International Company, Ltd. (A)	995,000	50,045
Minmetals Land, Ltd.	126,000	11,585
Nan Hai Corp., Ltd. (A)(D)	1,900,000	7,627
Nine Dragons Paper Holdings, Ltd.	96,000	86,173
PAX Global Technology, Ltd.	50,000	39,487
Perennial Energy Holdings, Ltd.	20,000	3,977
Phoenix Media Investment Holdings, Ltd. (A)	76,000	3,819
Poly Property Group Company, Ltd.	153,000	36,631
Pou Sheng International Holdings, Ltd. (A)	144,000	15,208
Prinx Chengshan Holdings, Ltd.	10,500	9,699
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	21

	Shares	Value
Hong Kong (continued)
REXLot Holdings, Ltd. (A)(D)	2,065,304	$1,934
Road King Infrastructure, Ltd.	9,000	6,933
Shanghai Industrial Holdings, Ltd.	19,041	28,608
Shanghai Industrial Urban Development Group, Ltd.	115,349	9,846
Shenzhen International Holdings, Ltd.	85,083	81,928
Shenzhen Investment, Ltd.	149,175	32,081
Shimao Group Holdings, Ltd. (B)(D)	79,000	40,048
Shoucheng Holdings, Ltd.	81,600	11,743
Shougang Fushan Resources Group, Ltd.	145,268	62,789
Silver Grant International Holdings Group, Ltd. (A)	72,334	3,834
Sino Biopharmaceutical, Ltd.	257,750	144,505
Sinofert Holdings, Ltd. (A)	118,000	18,945
Sinolink Worldwide Holdings, Ltd. (A)	576,000	16,866
Sinopec Kantons Holdings, Ltd.	62,000	21,139
Skyworth Group, Ltd.	75,885	38,718
SMI Holdings Group, Ltd. (A)(B)(D)	228,889	14,584
SSY Group, Ltd.	80,733	36,587
Sun Art Retail Group, Ltd.	76,000	22,818
Symphony Holdings, Ltd.	170,000	21,679
TCL Electronics Holdings, Ltd. (A)	39,600	19,350
Tech Pro Technology Development, Ltd. (A)(D)	966,000	4,813
Texhong Textile Group, Ltd.	3,000	3,237
The Wharf Holdings, Ltd.	38,000	127,062
Tian An China Investment Company, Ltd.	202,000	102,131
Tianjin Port Development Holdings, Ltd.	154,000	12,331
Tibet Water Resources, Ltd. (A)	149,000	8,616
Tongda Group Holdings, Ltd. (A)	405,000	7,224
Towngas Smart Energy Company, Ltd. (A)	45,299	22,601
Truly International Holdings, Ltd.	101,000	29,000
United Energy Group, Ltd.	462,000	73,939
Vinda International Holdings, Ltd.	18,000	45,047
Wasion Holdings, Ltd.	32,000	10,639
Yuexiu Property Company, Ltd.	79,503	86,343
Yuexiu Transport Infrastructure, Ltd.	36,000	22,285
Zhongyu Energy Holdings, Ltd.	20,006	18,279
Zhuguang Holdings Group Company, Ltd.	60,000	9,258
Hungary 0.1%		220,899
MOL Hungarian Oil & Gas PLC	18,291	131,234
OTP Bank NYRT	2,684	63,939
Richter Gedeon NYRT	1,315	25,726
India 13.8%		23,139,478
Aarti Drugs, Ltd.	1,658	9,113
Aarti Industries, Ltd.	4,856	47,303
ABB India, Ltd.	360	11,265
Abbott India, Ltd.	167	37,880
ACC, Ltd.	1,699	47,898
Adani Enterprises, Ltd.	959	26,530
Adani Green Energy, Ltd. (A)	1,102	26,142
Adani Ports & Special Economic Zone, Ltd.	7,938	74,947
Adani Power, Ltd. (A)	5,478	22,638
Adani Total Gas, Ltd.	3,373	105,162
Adani Transmission, Ltd. (A)	5,988	157,709
Aditya Birla Capital, Ltd. (A)	27,085	34,956
22	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
India (continued)
Aegis Logistics, Ltd.	7,126	$19,838
Ahluwalia Contracts India, Ltd. (A)	1,486	8,167
AIA Engineering, Ltd.	1,625	47,634
Ajanta Pharma, Ltd.	910	20,023
Akzo Nobel India, Ltd.	703	16,701
Alembic Pharmaceuticals, Ltd.	4,003	37,540
Alkem Laboratories, Ltd.	727	29,466
Alkyl Amines Chemicals	763	26,714
Allcargo Logistics, Ltd.	2,220	9,093
Alok Industries, Ltd. (A)	29,078	8,459
Amara Raja Batteries, Ltd.	2,106	13,574
Ambuja Cements, Ltd.	10,422	49,501
APL Apollo Tubes, Ltd.	3,410	41,927
Apollo Hospitals Enterprise, Ltd.	1,580	80,371
Apollo Tyres, Ltd.	12,370	34,636
Arvind Fashions, Ltd. (A)	10,714	36,776
Arvind, Ltd. (A)	13,022	16,617
Asahi India Glass, Ltd.	4,311	24,472
Ashok Leyland, Ltd.	22,860	40,272
Ashoka Buildcon, Ltd. (A)	9,141	9,658
Asian Paints, Ltd.	5,668	207,330
Aster DM Healthcare, Ltd. (A)(C)	1,438	3,690
Astral, Ltd.	2,457	54,585
Atul, Ltd.	479	50,136
AU Small Finance Bank, Ltd. (A)(C)	1,709	27,536
Aurobindo Pharma, Ltd.	10,100	69,344
Avanti Feeds, Ltd.	3,600	19,861
Avenue Supermarts, Ltd. (A)(C)	586	29,771
Axis Bank, Ltd.	35,134	307,818
Axis Bank, Ltd., GDR (A)	309	13,604
Bajaj Auto, Ltd.	1,404	69,881
Bajaj Consumer Care, Ltd.	5,535	9,686
Bajaj Finance, Ltd.	1,723	133,629
Bajaj Finserv, Ltd.	263	43,616
Bajaj Holdings & Investment, Ltd.	1,158	76,099
Balkrishna Industries, Ltd.	1,998	60,464
Balmer Lawrie & Company, Ltd.	6,237	9,191
Balrampur Chini Mills, Ltd.	6,172	31,955
Bandhan Bank, Ltd. (C)	12,034	50,149
Bank of Baroda (A)	25,551	32,746
Bank of India (A)	16,723	10,260
Bannari Amman Sugars, Ltd.	62	1,997
BASF India, Ltd.	543	17,796
Bata India, Ltd.	1,199	28,765
Bayer CropScience, Ltd.	196	13,703
BEML, Ltd.	785	14,212
Berger Paints India, Ltd.	3,552	27,987
Bharat Dynamics, Ltd.	1,202	12,151
Bharat Electronics, Ltd.	26,768	80,598
Bharat Forge, Ltd.	5,241	47,226
Bharat Heavy Electricals, Ltd. (A)	35,750	23,457
Bharat Petroleum Corp., Ltd.	15,189	63,960
Bharat Rasayan, Ltd.	84	12,990
Bharti Airtel, Ltd. (A)	49,113	444,449
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	23

	Shares	Value
India (continued)
Biocon, Ltd. (A)	5,212	$22,387
Birla Corp., Ltd.	940	11,729
Birlasoft, Ltd.	6,697	31,846
Blue Dart Express, Ltd.	115	11,078
Blue Star, Ltd.	1,883	24,592
Bombay Burmah Trading Company	711	9,191
Borosil Renewables, Ltd. (A)	1,436	12,157
Bosch, Ltd.	149	27,940
Brigade Enterprises, Ltd.	3,433	20,656
Britannia Industries, Ltd.	1,201	56,413
BSE, Ltd.	4,053	39,361
Can Fin Homes, Ltd.	3,284	20,238
Canara Bank (A)	12,044	31,507
Capacit’e Infraprojects, Ltd. (A)	2,705	3,988
Carborundum Universal, Ltd.	4,213	39,077
Castrol India, Ltd.	11,199	15,626
CCL Products India, Ltd.	3,414	15,676
Ceat, Ltd.	1,368	17,749
Central Depository Services India, Ltd.	1,657	26,396
Century Enka, Ltd.	2,505	15,838
Century Plyboards India, Ltd.	2,506	18,713
Century Textiles & Industries, Ltd.	1,858	19,226
Cera Sanitaryware, Ltd.	172	9,210
CESC, Ltd.	16,270	16,263
CG Power & Industrial Solutions, Ltd. (A)	7,501	17,396
Chambal Fertilizers & Chemicals, Ltd.	8,291	38,666
Chennai Petroleum Corp., Ltd.	3,148	11,329
Chennai Super Kings Cricket, Ltd. (A)(D)	271,316	7,863
Cholamandalam Financial Holdings, Ltd.	3,690	29,494
Cholamandalam Investment and Finance Company, Ltd.	9,090	78,931
Cipla, Ltd.	11,037	141,297
City Union Bank, Ltd.	16,091	28,939
Coal India, Ltd.	26,598	66,285
Coforge, Ltd.	593	30,001
Colgate-Palmolive India, Ltd.	2,924	61,135
Computer Age Management Services, Ltd.	979	29,163
Container Corp. of India, Ltd.	2,935	24,467
Coromandel International, Ltd.	5,759	70,026
Cosmo Films, Ltd.	512	11,101
CRISIL, Ltd.	519	22,277
Crompton Greaves Consumer Electricals, Ltd.	15,942	73,786
Cummins India, Ltd.	3,376	44,096
Cyient, Ltd.	3,035	30,625
Dabur India, Ltd.	7,764	52,200
Dalmia Bharat, Ltd.	3,032	52,846
DCB Bank, Ltd. (A)	11,434	12,212
DCM Shriram, Ltd.	1,679	21,412
Deepak Fertilisers & Petrochemicals Corp., Ltd.	2,991	24,910
Deepak Nitrite, Ltd.	2,163	55,315
Delta Corp., Ltd.	8,433	23,496
Dhampur Bio Organics, Ltd. (A)(D)	2,251	1,195
Dhampur Sugar Mills, Ltd.	2,251	7,175
Dhani Services, Ltd. (A)	12,484	8,012
Dhanuka Agritech, Ltd.	1,093	9,839
24	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
India (continued)
Dilip Buildcon, Ltd. (C)	2,723	$7,886
Dish TV India, Ltd. (A)	46,324	7,795
Dishman Carbogen Amcis, Ltd. (A)	1,354	2,045
Divi’s Laboratories, Ltd.	1,634	75,628
Dixon Technologies India, Ltd.	932	45,880
DLF, Ltd.	6,985	30,898
Dr. Lal PathLabs, Ltd. (C)	592	15,753
Dr. Reddy’s Laboratories, Ltd.	1,929	107,734
Dr. Reddy’s Laboratories, Ltd., ADR	1,343	74,335
DRC Systems India, Ltd. (A)	40	22
eClerx Services, Ltd.	747	19,293
Edelweiss Financial Services, Ltd.	26,662	18,629
Eicher Motors, Ltd.	2,132	76,683
EID Parry India, Ltd.	5,725	40,797
EIH, Ltd. (A)	9,617	16,588
Electrosteel Castings, Ltd.	19,684	8,773
Elgi Equipments, Ltd.	5,316	23,468
Emami, Ltd.	6,514	34,706
Endurance Technologies, Ltd. (C)	1,718	28,842
Engineers India, Ltd.	7,872	6,337
EPL, Ltd.	5,314	11,214
Eris Lifesciences, Ltd. (C)	1,141	9,744
ESAB India, Ltd.	249	10,144
Escorts, Ltd.	704	14,714
Eveready Industries India, Ltd. (A)	2,379	9,566
Everest Industries, Ltd.	1,241	9,026
Excel Industries, Ltd.	997	16,510
Exide Industries, Ltd.	19,965	37,550
FDC, Ltd. (A)	3,870	12,265
Federal Bank, Ltd.	68,325	77,471
Filatex India, Ltd.	14,304	20,603
Fine Organic Industries, Ltd.	295	18,823
Finolex Cables, Ltd.	1,481	7,012
Finolex Industries, Ltd.	22,715	45,617
Firstsource Solutions, Ltd.	9,568	13,635
Fortis Healthcare, Ltd. (A)	13,636	41,446
GAIL India, Ltd.	51,430	97,334
Galaxy Surfactants, Ltd.	192	7,094
Garware Technical Fibres, Ltd.	570	22,010
Gateway Distriparks, Ltd.	11,344	11,003
GHCL, Ltd.	2,513	21,391
Gillette India, Ltd.	409	25,558
GlaxoSmithKline Pharmaceuticals, Ltd.	911	17,584
Glenmark Pharmaceuticals, Ltd.	6,753	34,046
Godawari Power & Ispat, Ltd.	1,530	5,795
Godfrey Phillips India, Ltd.	824	12,216
Godrej Agrovet, Ltd. (C)	1,484	10,246
Godrej Consumer Products, Ltd. (A)	5,320	52,533
Godrej Industries, Ltd. (A)	1,720	10,538
Godrej Properties, Ltd. (A)	1,212	21,768
Granules India, Ltd.	10,612	36,700
Graphite India, Ltd.	3,367	19,060
Grasim Industries, Ltd.	4,106	74,991
Greenpanel Industries, Ltd.	2,085	12,933
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	25

	Shares	Value
India (continued)
Greenply Industries, Ltd.	3,816	$8,688
Grindwell Norton, Ltd.	1,284	28,192
Gujarat Alkalies & Chemicals, Ltd.	2,634	27,098
Gujarat Ambuja Exports, Ltd.	9,856	42,279
Gujarat Fluorochemicals, Ltd.	1,130	41,214
Gujarat Gas, Ltd.	4,540	32,464
Gujarat Mineral Development Corp., Ltd.	12,126	24,379
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	3,833	32,629
Gujarat Pipavav Port, Ltd.	8,466	8,748
Gujarat State Fertilizers & Chemicals, Ltd.	6,340	13,653
Gujarat State Petronet, Ltd.	14,293	46,623
Gulf Oil Lubricants India, Ltd.	1,134	6,044
Hatsun Agro Product, Ltd.	2,889	34,397
Havells India, Ltd.	2,687	41,444
HBL Power Systems, Ltd.	13,697	14,599
HCL Technologies, Ltd.	18,284	243,945
HDFC Asset Management Company, Ltd. (C)	1,011	24,079
HDFC Bank, Ltd.	43,093	762,218
HDFC Life Insurance Company, Ltd. (C)	5,636	43,319
HEG, Ltd.	690	9,915
HeidelbergCement India, Ltd.	5,347	12,530
Heritage Foods, Ltd.	1,223	4,649
Hero MotoCorp, Ltd.	3,669	131,011
HFCL, Ltd.	51,247	41,138
Hikal, Ltd.	4,873	20,534
HIL, Ltd.	253	12,348
Himadri Speciality Chemical, Ltd.	8,292	7,107
Hindalco Industries, Ltd.	43,468	238,863
Hinduja Global Solutions, Ltd.	1,920	23,710
Hindustan Aeronautics, Ltd.	1,685	39,553
Hindustan Copper, Ltd.	7,650	10,380
Hindustan Petroleum Corp., Ltd.	16,548	48,341
Hindustan Unilever, Ltd.	9,398	282,429
Hitachi Energy India, Ltd. (A)	187	8,624
Honeywell Automation India, Ltd.	22	9,095
Housing Development Finance Corp., Ltd.	12,490	365,792
ICICI Bank, Ltd.	51,589	493,950
ICICI Lombard General Insurance Company, Ltd. (C)	3,426	55,182
ICICI Prudential Life Insurance Company, Ltd. (C)	4,759	31,755
IDFC First Bank, Ltd. (A)	99,048	45,728
IDFC, Ltd.	60,709	38,436
IIFL Finance, Ltd.	6,181	26,042
IIFL Securities, Ltd.	25,293	25,237
IIFL Wealth Management, Ltd.	1,669	33,375
India Glycols, Ltd.	1,050	11,610
Indiabulls Housing Finance, Ltd. (A)	11,122	16,707
Indian Bank	7,502	16,338
Indian Energy Exchange, Ltd. (C)	15,714	39,076
Indian Oil Corp., Ltd.	24,910	37,220
Indian Overseas Bank (A)	89,244	20,901
Indian Railway Catering & Tourism Corp, Ltd.	1,247	11,001
Indo Count Industries, Ltd.	5,802	10,943
Indraprastha Gas, Ltd.	8,878	42,931
Indus Towers, Ltd.	22,994	59,422
26	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
India (continued)
IndusInd Bank, Ltd.	5,361	$63,678
Infibeam Avenues, Ltd.	7,848	1,470
Info Edge India, Ltd.	763	40,955
Infosys, Ltd.	62,545	1,212,067
Inox Leisure, Ltd. (A)	4,238	27,318
Intellect Design Arena, Ltd. (A)	4,460	38,481
InterGlobe Aviation, Ltd. (A)(C)	1,383	32,551
Ipca Laboratories, Ltd.	3,912	45,335
IRB Infrastructure Developers, Ltd. (A)	7,984	22,576
ITC, Ltd.	33,549	116,752
Jaiprakash Power Ventures, Ltd. (A)	246,265	21,879
Jamna Auto Industries, Ltd.	8,736	12,362
JB Chemicals & Pharmaceuticals, Ltd.	1,561	32,663
Jindal Poly Films, Ltd.	849	11,861
Jindal Saw, Ltd.	11,500	12,758
Jindal Stainless Hisar, Ltd. (A)	8,000	22,739
Jindal Stainless, Ltd. (A)	16,249	23,489
Jindal Steel & Power, Ltd.	23,412	114,085
JK Cement, Ltd.	1,185	36,243
JK Paper, Ltd.	7,345	31,422
JK Tyre & Industries, Ltd.	5,594	8,284
JM Financial, Ltd.	20,631	17,376
Johnson Controls-Hitachi Air Conditioning India, Ltd. (A)	126	2,886
JSW Energy, Ltd.	6,939	24,611
JSW Steel, Ltd.	26,798	191,240
Jubilant Foodworks, Ltd.	8,185	57,834
Jubilant Ingrevia, Ltd.	7,891	51,575
Jubilant Pharmova, Ltd.	4,250	21,101
Jyothy Labs, Ltd.	3,881	7,430
Kajaria Ceramics, Ltd.	2,313	30,488
Kalpataru Power Transmission, Ltd.	4,585	21,296
Kansai Nerolac Paints, Ltd.	2,011	10,245
Kaveri Seed Company, Ltd.	1,406	10,348
KEC International, Ltd.	5,101	26,170
KEI Industries, Ltd.	2,534	39,870
Kennametal India, Ltd.	385	9,043
Kirloskar Ferrous Industries, Ltd.	3,950	11,425
Kirloskar Oil Engines, Ltd.	5,185	10,244
KNR Constructions, Ltd.	10,900	35,660
Kotak Mahindra Bank, Ltd.	11,486	269,442
KPIT Technologies, Ltd.	7,331	49,668
KPR Mill, Ltd.	7,851	63,362
KRBL, Ltd.	3,905	10,996
L&T Finance Holdings, Ltd. (A)	29,921	29,057
L&T Technology Services, Ltd. (C)	391	17,478
Lakshmi Machine Works, Ltd.	116	13,859
Larsen & Toubro Infotech, Ltd. (C)	1,009	55,158
Larsen & Toubro, Ltd.	10,045	211,921
Laurus Labs, Ltd. (C)	5,964	43,605
Lemon Tree Hotels, Ltd. (A)(C)	16,559	14,000
LG Balakrishnan & Bros, Ltd.	1,069	7,995
LIC Housing Finance, Ltd.	15,156	73,414
Linde India, Ltd.	720	27,703
LT Foods, Ltd.	10,845	11,256
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	27

	Shares	Value
India (continued)
Lupin, Ltd.	6,896	$55,244
LUX Industries, Ltd.	400	10,299
Mahanagar Gas, Ltd.	2,409	23,408
Maharashtra Seamless, Ltd.	1,309	9,304
Mahindra & Mahindra Financial Services, Ltd.	31,685	72,245
Mahindra & Mahindra, Ltd.	17,094	225,664
Mahindra CIE Automotive, Ltd.	10,554	26,200
Mahindra Holidays & Resorts India, Ltd. (A)	3,229	9,074
Mahindra Lifespace Developers, Ltd. (A)	3,324	16,102
Manappuram Finance, Ltd.	18,276	22,324
Mangalam Cement, Ltd.	2,535	10,576
Mangalore Refinery & Petrochemicals, Ltd. (A)	16,715	17,374
Marico, Ltd.	10,341	70,823
Marksans Pharma, Ltd.	20,609	12,355
Maruti Suzuki India, Ltd.	1,304	133,437
MAS Financial Services, Ltd. (C)	338	2,344
Mastek, Ltd.	812	27,869
Max Financial Services, Ltd. (A)	1,846	18,802
Max Healthcare Institute, Ltd. (A)	4,012	19,634
Mayur Uniquoters, Ltd.	1,222	5,932
Meghmani Finechem, Ltd. (A)	811	14,595
Meghmani Organics, Ltd.	8,623	13,943
Metropolis Healthcare, Ltd. (C)	608	12,624
Minda Industries, Ltd.	2,970	34,952
Mindtree, Ltd.	1,858	72,712
MOIL, Ltd.	4,627	9,587
Motherson Sumi Systems, Ltd.	27,023	45,299
Motherson Sumi Wiring India, Ltd. (A)	27,023	22,712
Motilal Oswal Financial Services, Ltd.	2,377	24,116
Mphasis, Ltd.	2,590	85,750
MRF, Ltd.	81	80,845
Multi Commodity Exchange of India, Ltd.	573	10,045
Muthoot Finance, Ltd.	4,445	64,972
Narayana Hrudayalaya, Ltd. (A)	1,202	9,923
Natco Pharma, Ltd.	2,708	24,214
National Aluminium Company, Ltd.	30,687	37,922
Navin Fluorine International, Ltd.	486	24,492
Navneet Education, Ltd.	6,879	8,028
NBCC India, Ltd.	20,368	8,681
NCC, Ltd.	22,228	18,266
NESCO, Ltd.	1,774	12,391
Nestle India, Ltd.	576	130,874
NHPC, Ltd.	49,668	21,595
NIIT, Ltd.	4,498	27,095
Nippon Life India Asset Management, Ltd. (C)	1,789	6,466
NMDC, Ltd.	25,624	41,649
NOCIL, Ltd.	4,078	12,762
NTPC, Ltd.	53,645	108,709
Oberoi Realty, Ltd.	2,438	25,061
Oil & Natural Gas Corp., Ltd.	33,290	65,051
Oil India, Ltd.	11,025	34,047
Omaxe, Ltd. (A)	3,052	3,532
Oracle Financial Services Software, Ltd.	733	31,019
Orient Cement, Ltd.	11,602	18,391
28	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
India (continued)
Orient Electric, Ltd.	5,114	$18,255
Page Industries, Ltd.	144	83,372
Parag Milk Foods, Ltd. (C)	3,025	3,474
PCBL, Ltd.	12,844	17,346
Persistent Systems, Ltd.	1,385	67,002
Petronet LNG, Ltd.	31,783	93,056
Pfizer, Ltd.	365	20,219
PI Industries, Ltd.	1,410	50,438
Pidilite Industries, Ltd.	1,272	36,794
Piramal Enterprises, Ltd.	2,644	64,057
PNB Housing Finance, Ltd. (A)(C)	3,296	13,575
PNC Infratech, Ltd.	3,706	11,427
Polyplex Corp., Ltd.	423	12,943
Power Finance Corp., Ltd.	36,899	52,737
Power Grid Corp. of India, Ltd.	46,280	138,045
Praj Industries, Ltd.	5,641	24,524
Prakash Industries, Ltd. (A)	13,616	10,282
Prestige Estates Projects, Ltd.	9,831	54,051
Pricol, Ltd. (A)	11,959	17,801
Prince Pipes & Fittings, Ltd.	1,195	9,632
Prism Johnson, Ltd. (A)	8,573	11,795
Privi Speciality Chemicals, Ltd.	266	4,072
Procter & Gamble Health, Ltd.	219	12,043
Procter & Gamble Hygiene & Health Care, Ltd.	209	37,219
PTC India, Ltd.	18,544	21,116
Punjab National Bank (A)	48,156	19,355
PVR, Ltd. (A)	507	11,949
Quess Corp., Ltd. (C)	3,110	28,021
Radico Khaitan, Ltd.	2,854	29,280
Rain Industries, Ltd.	8,295	17,759
Rajesh Exports, Ltd.	2,147	14,893
Rallis India, Ltd.	4,796	12,340
Rashtriya Chemicals & Fertilizers, Ltd.	12,255	15,135
Ratnamani Metals & Tubes, Ltd.	755	25,642
Raymond, Ltd. (A)	2,169	27,353
RBL Bank, Ltd. (A)(C)	11,999	17,204
REC, Ltd.	44,056	67,594
Redington India, Ltd.	35,936	59,922
Relaxo Footwears, Ltd.	1,337	17,116
Reliance Industries, Ltd.	35,449	1,190,118
Reliance Power, Ltd. (A)	134,173	21,558
Route Mobile, Ltd.	484	8,599
RSWM, Ltd. (A)	2,968	16,020
Sanofi India, Ltd.	330	29,312
Sarda Energy & Minerals, Ltd.	683	7,997
SBI Cards & Payment Services, Ltd.	1,618	16,274
SBI Life Insurance Company, Ltd. (C)	1,551	23,208
Schaeffler India, Ltd.	1,580	46,322
Sequent Scientific, Ltd.	6,725	9,488
SH Kelkar & Company, Ltd. (C)	2,917	4,832
Sharda Cropchem, Ltd.	1,304	11,924
Sheela Foam, Ltd. (A)	243	9,408
Shipping Corp. of India, Ltd.	15,670	23,717
Shoppers Stop, Ltd. (A)	6,430	38,448
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	29

	Shares	Value
India (continued)
Shree Cement, Ltd.	180	$51,062
Shree Renuka Sugars, Ltd. (A)	35,331	21,564
Shriram City Union Finance, Ltd.	1,314	29,153
Shriram Transport Finance Company, Ltd.	6,375	96,295
Siemens, Ltd.	491	15,366
SIS, Ltd. (A)	2,444	14,590
Siyaram Silk Mills, Ltd.	2,626	17,511
SKF India, Ltd.	758	34,711
Sobha, Ltd.	2,447	17,299
Solar Industries India, Ltd.	775	25,966
Sonata Software, Ltd.	2,617	23,039
SRF, Ltd.	3,300	103,876
State Bank of India	21,389	127,787
State Bank of India, GDR	353	20,974
Steel Authority of India, Ltd.	52,427	51,213
Sterlite Technologies, Ltd.	5,984	13,363
Strides Pharma Science, Ltd.	1,444	6,124
Sudarshan Chemical Industries, Ltd.	1,793	10,488
Sun Pharmaceutical Industries, Ltd.	11,101	123,423
Sun TV Network, Ltd.	3,349	19,066
Sundaram Finance Holdings, Ltd.	10,043	8,994
Sundaram Finance, Ltd.	1,639	34,685
Sundaram-Clayton, Ltd.	237	11,185
Sundram Fasteners, Ltd.	4,560	45,669
Sunteck Realty, Ltd.	3,702	21,427
Suprajit Engineering, Ltd.	1,533	6,631
Supreme Industries, Ltd.	1,453	34,126
Supreme Petrochem, Ltd.	1,965	18,523
Suven Pharmaceuticals, Ltd.	3,709	23,812
Suzlon Energy, Ltd. (A)	170,834	19,082
Syngene International, Ltd. (A)(C)	5,386	39,386
Tamilnadu Petroproducts, Ltd.	8,594	10,362
Tanla Platforms, Ltd.	1,960	33,342
Tata Chemicals, Ltd.	3,799	46,142
Tata Coffee, Ltd.	3,642	9,788
Tata Communications, Ltd.	2,825	35,732
Tata Consultancy Services, Ltd.	16,328	704,229
Tata Consumer Products, Ltd.	7,287	72,324
Tata Elxsi, Ltd.	1,315	147,432
Tata Metaliks, Ltd.	1,562	14,691
Tata Motors, Ltd. (A)	45,265	257,138
Tata Motors, Ltd., ADR (A)(B)	670	19,095
Tata Steel, Ltd.	22,938	311,580
Tech Mahindra, Ltd.	11,731	178,310
Techno Electric & Engineering Company, Ltd.	4,863	17,368
The Great Eastern Shipping Company, Ltd.	4,812	24,417
The India Cements, Ltd.	6,706	14,541
The Indian Hotels Company, Ltd.	10,357	31,154
The Karnataka Bank, Ltd.	11,008	9,469
The Karur Vysya Bank, Ltd.	30,314	17,436
The Phoenix Mills, Ltd.	3,443	51,434
The Ramco Cements, Ltd. (A)	4,331	38,879
The South Indian Bank, Ltd. (A)	46,489	4,774
The Tata Power Company, Ltd.	15,911	47,873
30	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
India (continued)
The Tinplate Company of India, Ltd.	2,180	$9,608
Thermax, Ltd.	1,264	32,236
Thirumalai Chemicals, Ltd.	5,147	16,110
Thomas Cook India, Ltd. (A)	8,758	6,891
Thyrocare Technologies, Ltd. (C)	792	6,692
Time Technoplast, Ltd.	8,084	10,836
Timken India, Ltd.	647	19,314
Titan Company, Ltd.	3,956	116,450
Torrent Pharmaceuticals, Ltd.	1,873	68,180
Torrent Power, Ltd.	6,822	40,052
Transport Corp. of India, Ltd.	1,175	11,075
Trident, Ltd.	47,028	28,804
Triveni Engineering & Industries, Ltd.	7,321	27,366
TTK Prestige, Ltd.	1,582	16,924
Tube Investments of India, Ltd.	3,028	61,884
TV Today Network, Ltd.	4,230	14,517
TV18 Broadcast, Ltd. (A)	11,410	5,867
TVS Motor Company, Ltd.	5,872	55,436
Uflex, Ltd.	1,548	12,139
UltraTech Cement, Ltd.	1,832	142,835
Union Bank of India, Ltd. (A)	18,691	9,037
United Breweries, Ltd.	500	9,871
United Spirits, Ltd. (A)	4,257	44,130
UPL, Ltd.	16,427	165,013
Usha Martin, Ltd. (A)	10,702	16,016
VA Tech Wabag, Ltd. (A)	1,854	5,862
Vaibhav Global, Ltd.	4,525	19,405
Vakrangee, Ltd.	23,506	8,640
Vardhman Textiles, Ltd.	7,427	27,432
Varroc Engineering, Ltd. (A)(C)	2,559	11,210
Varun Beverages, Ltd.	3,804	51,973
Vedanta, Ltd.	33,866	141,164
Vesuvius India, Ltd.	639	8,425
V-Guard Industries, Ltd.	5,667	17,006
Vinati Organics, Ltd.	1,364	36,081
Visaka Industries, Ltd.	1,538	10,170
V-Mart Retail, Ltd. (A)	337	14,187
Vodafone Idea, Ltd. (A)	184,086	22,461
Voltas, Ltd.	1,448	18,982
VRL Logistics, Ltd.	1,532	12,665
VST Industries, Ltd.	252	10,380
VST Tillers Tractors, Ltd.	424	14,014
Welspun Corp., Ltd.	6,625	19,566
Welspun Enterprises, Ltd.	5,021	6,096
Welspun India, Ltd.	19,448	16,272
West Coast Paper Mills, Ltd.	2,240	9,652
Westlife Development, Ltd. (A)	1,598	9,288
Wheels India, Ltd.	626	4,863
Wipro, Ltd.	21,156	128,961
Wockhardt, Ltd. (A)	3,695	12,261
Yes Bank, Ltd. (A)	23,603	3,983
Yes Bank, Ltd., Lock-In Shares (A)(E)	70,811	10,809
Zee Entertainment Enterprises, Ltd.	36,125	116,518
Zensar Technologies, Ltd.	4,737	18,587
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	31

	Shares	Value
India (continued)
Zydus Lifesciences, Ltd.	4,469	$21,620
Zydus Wellnes, Ltd.	583	11,558
Indonesia 2.1%		3,545,023
Ace Hardware Indonesia Tbk PT	416,900	27,458
Adaro Energy Indonesia Tbk PT	544,200	122,138
Adi Sarana Armada Tbk PT (A)	48,100	7,253
AKR Corporindo Tbk PT	325,500	24,955
Alam Sutera Realty Tbk PT (A)	750,400	8,540
Aneka Tambang Tbk (A)	220,654	37,839
Arwana Citramulia Tbk PT	400,400	30,615
Astra Agro Lestari Tbk PT	17,300	14,240
Astra International Tbk PT	270,800	136,220
Asuransi Maximus Graha Persada Tbk PT (A)	277,300	2,775
Bakrie Telecom Tbk PT (A)(D)	22,579,900	38,715
Bank BTPN Syariah Tbk PT	79,200	16,556
Bank Bukopin Tbk PT (A)	1,585,300	22,267
Bank Central Asia Tbk PT	633,400	335,133
Bank Jago Tbk PT (A)	19,400	12,446
Bank Mandiri Persero Tbk PT	201,392	117,497
Bank Mayapada International Tbk PT (A)	212,800	8,334
Bank Negara Indonesia Persero Tbk PT	107,203	67,352
Bank Pan Indonesia Tbk PT (A)	191,900	15,837
Bank Rakyat Indonesia Persero Tbk PT	261,727	82,909
Bank Syariah Indonesia Tbk PT (A)	275,700	27,234
Bank Tabungan Negara Persero Tbk PT	190,698	22,208
Barito Pacific Tbk PT	326,600	18,681
BFI Finance Indonesia Tbk PT	176,700	13,798
BISI International Tbk PT	323,000	41,892
Buana Lintas Lautan Tbk PT (A)	605,600	6,933
Bukit Asam Tbk PT (A)	184,700	57,369
Bumi Serpong Damai Tbk PT (A)	427,200	27,674
Bumi Teknokultura Unggul Tbk PT (A)	1,489,900	5,109
Capital Financial Indonesia Tbk PT (A)	369,300	14,829
Charoen Pokphand Indonesia Tbk PT	184,420	68,315
Ciputra Development Tbk PT	455,461	30,773
Citra Marga Nusaphala Persada Tbk PT (A)	302,662	43,383
City Retail Developments Tbk PT (A)	1,918,900	19,512
Delta Dunia Makmur Tbk PT (A)	278,000	8,320
Elang Mahkota Teknologi Tbk PT (A)	342,900	44,967
Erajaya Swasembada Tbk PT	459,100	16,812
Garudafood Putra Putri Jaya Tbk PT	598,700	22,377
Gudang Garam Tbk PT	11,943	25,782
Hanson International Tbk PT (A)(D)	4,000,200	13,717
Harum Energy Tbk PT	13,900	11,309
Indah Kiat Pulp & Paper Tbk PT	98,200	55,528
Indika Energy Tbk PT (A)	129,600	25,714
Indo Tambangraya Megah Tbk PT	14,000	33,704
Indocement Tunggal Prakarsa Tbk PT	39,800	26,525
Indofood CBP Sukses Makmur Tbk PT	37,500	22,024
Indofood Sukses Makmur Tbk PT	181,000	81,801
Indosat Tbk PT	29,500	10,762
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	168,500	11,785
Inovisi Infracom Tbk PT (A)(D)	671,012	129
32	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Indonesia (continued)
Japfa Comfeed Indonesia Tbk PT	311,000	$30,361
Jasa Marga Persero Tbk PT (A)	38,100	10,449
Kalbe Farma Tbk PT	565,000	64,878
Kapuas Prima Coal Tbk PT (A)	551,200	3,100
Link Net Tbk PT	56,900	18,064
Lippo Karawaci Tbk PT (A)	1,947,337	16,561
Matahari Department Store Tbk PT	67,300	24,909
Mayora Indah Tbk PT	103,900	12,398
Medco Energi Internasional Tbk PT (A)	376,992	14,984
Media Nusantara Citra Tbk PT	365,800	24,286
Medikaloka Hermina Tbk PT	145,700	13,719
Merdeka Copper Gold Tbk PT (A)	151,844	56,563
Metro Healthcare Indonesia TBK PT (A)	53,800	2,011
Metrodata Electronics Tbk PT	198,500	9,375
Mitra Adiperkasa Tbk PT (A)	359,500	22,137
Mitra Keluarga Karyasehat Tbk PT	85,700	15,321
MNC Vision Networks Tbk PT (A)	520,500	3,885
Multipolar Tbk PT (A)	675,100	8,733
Pabrik Kertas Tjiwi Kimia Tbk PT	41,200	20,084
Pacific Strategic Financial Tbk PT (A)	134,200	10,631
Pakuwon Jati Tbk PT (A)	592,000	20,695
Paninvest Tbk PT (A)	379,500	19,133
Perusahaan Gas Negara Tbk PT (A)	367,300	45,297
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	237,500	23,202
Pool Advista Indonesia Tbk PT (A)(D)	37,300	128
PP Persero Tbk PT (A)	214,287	13,714
Puradelta Lestari Tbk PT	506,700	5,941
Ramayana Lestari Sentosa Tbk PT (A)	152,300	7,102
Rimo International Lestari Tbk PT (A)(D)	2,464,700	8,452
Sampoerna Agro Tbk PT (A)	618,600	97,192
Samudera Indonesia Tbk PT	157,500	37,786
Sarana Menara Nusantara Tbk PT	876,400	60,077
Sawit Sumbermas Sarana Tbk PT	130,600	11,819
Semen Indonesia Persero Tbk PT	87,000	43,494
Siloam International Hospitals Tbk PT (A)	152,000	11,777
Sinar Mas Multiartha Tbk PT (A)	37,000	30,642
Sri Rejeki Isman Tbk PT (A)(D)	937,100	9,383
Sugih Energy Tbk PT (A)(D)	8,409,300	28,837
Sumber Alfaria Trijaya Tbk PT (A)	358,800	44,724
Summarecon Agung Tbk PT (A)	388,947	18,629
Surya Citra Media Tbk PT (A)	1,093,500	16,742
Surya Esa Perkasa Tbk PT (A)	243,800	19,630
Surya Semesta Internusa Tbk PT (A)	132,900	3,499
Suryainti Permata Tbk PT (A)(D)	1,802,000	0
Telkom Indonesia Persero Tbk PT	511,800	151,100
Tempo Scan Pacific Tbk PT	65,700	6,554
Timah Tbk PT (A)	128,900	16,743
Tower Bersama Infrastructure Tbk PT	200,600	40,478
Trada Alam Minera Tbk PT (A)(D)	1,919,200	4,607
Transcoal Pacific Tbk PT (A)	27,200	21,457
Trias Sentosa Tbk PT	706,000	35,822
Truba Alam Manunggal Engineering PT (A)(D)	19,436,000	0
Tunas Baru Lampung Tbk PT	184,900	10,212
Tunas Ridean Tbk PT	542,200	56,993
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	33

	Shares	Value
Indonesia (continued)
Ultrajaya Milk Industry & Trading Company Tbk PT	211,100	$21,864
Unilever Indonesia Tbk PT	123,800	40,106
United Tractors Tbk PT	67,500	145,244
Vale Indonesia Tbk PT (A)	65,100	36,580
Waskita Beton Precast Tbk PT (A)(D)	592,800	3,862
Waskita Karya Persero Tbk PT (A)	458,390	17,571
Wijaya Karya Persero Tbk PT (A)	178,676	11,803
XL Axiata Tbk PT	141,800	25,638
Malaysia 1.7%		2,784,763
7-Eleven Malaysia Holdings BHD	7,039	2,278
Aeon Company M BHD	64,000	20,729
AEON Credit Service M BHD	5,700	18,937
Alliance Bank Malaysia BHD (B)	38,100	31,293
AMMB Holdings BHD (A)	46,050	38,192
Astro Malaysia Holdings BHD	97,400	21,761
Axiata Group BHD	52,007	38,123
Bank Islam Malaysia BHD	26,000	17,315
Batu Kawan BHD	12,300	76,002
Bermaz Auto BHD	28,600	11,630
Bintulu Port Holdings BHD	300	368
Boustead Holdings BHD (A)	20,507	3,503
Boustead Plantations BHD	79,560	19,633
British American Tobacco Malaysia BHD	6,400	18,466
Bumi Armada BHD (A)	218,000	21,940
Bursa Malaysia BHD	25,300	38,238
Cahya Mata Sarawak BHD	29,300	7,220
Carlsberg Brewery Malaysia BHD	3,600	18,143
CIMB Group Holdings BHD	68,231	80,109
Cypark Resources BHD (A)	34,200	3,044
D&O Green Technologies BHD	21,500	19,749
Dayang Enterprise Holdings BHD	35,200	7,833
Dialog Group BHD	48,660	26,941
DiGi.Com BHD	56,480	45,496
DRB-Hicom BHD	45,900	12,759
Dufu Technology Corp. BHD	12,500	7,439
Duopharma Biotech BHD	29,607	9,326
Eco World Development Group BHD	30,700	5,179
Ekovest BHD (A)	197,200	18,648
Fraser & Neave Holdings BHD (B)	5,600	24,801
Frontken Corp. BHD	29,400	18,273
Gamuda BHD	41,596	33,815
Genting BHD	29,800	32,312
Genting Malaysia BHD	34,700	23,724
Genting Plantations BHD	10,000	17,356
Globetronics Technology BHD	39,686	11,743
Greatech Technology BHD (A)	17,200	14,908
Guan Chong BHD	16,900	9,405
HAP Seng Consolidated BHD	15,839	29,992
Hartalega Holdings BHD	30,300	29,047
Heineken Malaysia BHD	2,100	11,931
Hibiscus Petroleum BHD	88,200	27,787
Hong Leong Bank BHD	5,434	26,121
Hong Leong Financial Group BHD	4,961	22,840
34	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Malaysia (continued)
IGB BHD	46,549	$25,068
IHH Healthcare BHD	21,200	32,402
IJM Corp. BHD	68,160	27,969
Inari Amertron BHD	43,036	27,499
IOI Corp. BHD (B)	43,100	42,299
IOI Properties Group BHD	48,571	11,174
JAKS Resources BHD (A)	114,140	7,539
Keck Seng Malaysia BHD (A)	65,150	57,496
Kim Loong Resources BHD	27,200	11,860
Kossan Rubber Industries BHD	36,500	13,745
KPJ Healthcare BHD	45,500	9,028
Kuala Lumpur Kepong BHD	7,605	44,425
Lingkaran Trans Kota Holdings BHD	11,700	12,436
Lotte Chemical Titan Holding BHD (C)	27,367	12,801
LPI Capital BHD	11,020	34,424
Magnum BHD	35,653	14,239
Mah Sing Group BHD	64,500	9,416
Malakoff Corp. BHD	78,100	10,860
Malayan Banking BHD	38,462	79,877
Malaysia Airports Holdings BHD (A)	22,388	33,550
Malaysia Building Society BHD	76,431	10,723
Malaysia Smelting Corp BHD	5,800	4,955
Malaysian Pacific Industries BHD	2,238	16,633
Malaysian Resources Corp. BHD	124,363	10,198
Matrix Concepts Holdings BHD	19,800	10,892
Maxis BHD (B)	33,685	29,162
Mega First Corp. BHD	20,400	17,163
MISC BHD	14,650	23,990
Muhibbah Engineering M BHD (A)	10,300	1,268
My EG Services BHD	124,094	25,907
Nestle Malaysia BHD	1,400	43,103
Oriental Holdings BHD	7,200	11,701
Padini Holdings BHD	21,500	16,472
Pentamaster Corp. BHD	13,562	11,437
Petronas Chemicals Group BHD	24,100	56,431
Petronas Dagangan BHD	5,900	30,407
Petronas Gas BHD (B)	8,300	32,769
PPB Group BHD	6,300	23,894
Press Metal Aluminium Holdings BHD (B)	38,700	48,901
Public Bank BHD	164,000	177,148
QL Resources BHD	21,735	25,463
RHB Bank BHD	32,042	44,391
Sam Engineering & Equipment M BHD	12,000	11,340
Sapura Energy BHD (A)	592,857	11,226
Sarawak Oil Palms BHD	7,800	9,806
Scientex BHD	24,100	19,928
SEG International BHD	33,942	4,943
Sime Darby BHD	54,874	27,436
Sime Darby Plantation BHD	26,414	30,292
Sime Darby Property BHD	130,274	15,305
SKP Resources BHD	21,625	7,438
SP Setia BHD Group	53,308	10,277
Sports Toto BHD	31,065	13,512
Sunway BHD	29,977	11,834
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	35

	Shares	Value
Malaysia (continued)
Supermax Corp. BHD	75,160	$18,021
Syarikat Takaful Malaysia Keluarga BHD	29,319	23,285
Ta Ann Holdings BHD (B)	15,400	17,500
Tan Chong Motor Holdings BHD	3,800	971
Telekom Malaysia BHD	15,756	19,292
Tenaga Nasional BHD (B)	17,700	36,989
Thong Guan Industries BHD	18,800	10,146
TIME dotCom BHD	33,120	33,066
Top Glove Corp. BHD	186,400	59,633
TSH Resources BHD	34,100	9,820
Uchi Technologies BHD	30,300	21,518
UMW Holdings BHD	14,100	10,912
Unisem (M) BHD	19,000	11,862
United Malacca BHD	29,750	37,248
United Plantations BHD	4,900	16,394
UWC BHD	20,500	13,716
Velesto Energy BHD (A)	250,631	6,808
ViTrox Corp. BHD	8,400	14,756
VS Industry BHD (B)	99,800	22,590
Westports Holdings BHD	20,500	16,148
Yinson Holdings BHD	44,200	23,008
YTL Corp. BHD	152,561	22,279
Mexico 3.0%		4,949,517
ALEATICA SAB de CV (A)	9,600	8,371
Alfa SAB de CV, Class A	190,450	145,156
Alpek SAB de CV	28,981	38,361
Alsea SAB de CV (A)	18,670	39,986
America Movil SAB de CV, Series L	475,298	512,237
Arca Continental SAB de CV	3,472	23,434
Banco del Bajio SA (C)	31,497	78,276
Becle SAB de CV	6,635	15,266
Bolsa Mexicana de Valores SAB de CV (B)	16,163	30,231
Cemex SAB de CV, Series CPO (A)	188,452	89,627
Coca-Cola Femsa SAB de CV	5,951	35,554
Coca-Cola Femsa SAB de CV, ADR	600	35,790
Controladora Vuela Cia de Aviacion SAB de CV, Class A (A)(B)	27,701	43,183
Corp. Inmobiliaria Vesta SAB de CV (B)	16,677	33,879
Dine SAB de CV	103,700	102,222
El Puerto de Liverpool SAB de CV, Series C1	5,226	27,662
Fomento Economico Mexicano SAB de CV	8,457	63,275
GCC SAB de CV	5,743	40,401
Genomma Lab Internacional SAB de CV, Class B (B)	23,657	23,873
Gentera SAB de CV	62,333	47,572
Gruma SAB de CV, Class B (B)	5,255	62,989
Grupo Aeroportuario del Centro Norte SAB de CV (B)	5,615	40,462
Grupo Aeroportuario del Pacifico SAB de CV, ADR	436	65,566
Grupo Aeroportuario del Sureste SAB de CV, ADR	328	71,271
Grupo Bimbo SAB de CV, Series A	26,830	87,986
Grupo Carso SAB de CV, Series A1	10,209	42,593
Grupo Comercial Chedraui SA de CV	14,846	41,278
Grupo Elektra SAB de CV (A)	611	35,882
Grupo Financiero Banorte SAB de CV, Series O	25,576	165,343
Grupo Financiero Inbursa SAB de CV, Series O (A)(B)	26,868	55,441
36	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Mexico (continued)
Grupo Gigante SAB de CV (A)	166,920	$244,097
Grupo Herdez SAB de CV	9,671	14,580
Grupo Hotelero Santa Fe SAB de CV (A)	83,186	17,076
Grupo Industrial Saltillo SAB de CV	41,607	45,411
Grupo KUO SAB de CV, Series B	136,788	271,762
Grupo Mexico SAB de CV, Series B	46,976	231,938
Grupo Sanborns SAB de CV (A)	187,200	199,751
Grupo Simec SAB de CV, Series B (A)	12,062	121,720
Grupo Televisa SAB, Series CPO	71,864	147,887
Hoteles City Express SAB de CV (A)	17,674	3,700
Industrias Bachoco SAB de CV, Series B	7,795	30,367
Industrias CH SAB de CV, Series B (A)	14,379	147,542
Industrias Penoles SAB de CV	4,093	47,580
Kimberly-Clark de Mexico SAB de CV, Class A	26,978	41,741
La Comer SAB de CV	12,689	25,145
Megacable Holdings SAB de CV, Series CPO	31,270	90,280
Minera Frisco SAB de CV, Series A1 (A)	554,562	87,353
Nemak SAB de CV (A)(C)	93,240	21,083
Operadora de Sites Mexicanos SA de CV, Class A1	46,039	60,822
Orbia Advance Corp. SAB de CV	36,132	97,212
Organizacion Cultiba SAB de CV (A)	45,332	23,034
Organizacion Soriana SAB de CV, Series B	526,376	564,342
Promotora y Operadora de Infraestructura SAB de CV	7,381	50,649
Promotora y Operadora de Infraestructura SAB de CV, L Shares	4,040	17,654
Qualitas Controladora SAB de CV	4,704	23,519
Regional SAB de CV	9,060	53,710
Unifin Financiera SAB de CV (A)	10,570	9,071
Vitro SAB de CV, Series A (A)	21,684	26,113
Wal-Mart de Mexico SAB de CV	35,481	131,211
Panama 0.0%		12,250
BAC Holding International Corp. (A)	137,535	12,250
Peru 0.1%		117,337
Cementos Pacasmayo SAA, ADR	2,115	11,400
Cia de Minas Buenaventura SAA, ADR	2,497	21,324
Credicorp, Ltd.	602	84,509
Fossal SAA, ADR (A)	48	104
Philippines 1.3%		2,244,770
8990 Holdings, Inc.	111,700	22,402
Aboitiz Equity Ventures, Inc.	50,150	50,643
Aboitiz Power Corp.	37,100	22,524
AC Energy Corp.	57,600	7,847
ACR Mining Corp. (A)(D)	3,145	1,075
AllHome Corp.	67,400	6,848
Alliance Global Group, Inc.	165,600	33,797
Ayala Corp.	2,700	35,879
Ayala Land, Inc.	54,500	30,745
Bank of the Philippine Islands	38,010	71,676
BDO Unibank, Inc.	37,112	94,413
Belle Corp. (A)	887,000	21,353
Bloomberry Resorts Corp. (A)	164,300	19,848
Cebu Air, Inc. (A)	7,800	6,700
Century Pacific Food, Inc. (A)	56,050	23,521
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	37

	Shares	Value
Philippines (continued)
China Banking Corp.	154,535	$79,729
COL Financial Group, Inc.	100,000	6,699
Cosco Capital, Inc.	126,900	11,402
D&L Industries, Inc.	183,300	24,641
DMCI Holdings, Inc.	193,100	33,174
Eagle Cement Corp.	35,100	8,166
Emperador, Inc.	80,000	27,255
Filinvest Land, Inc.	909,750	16,155
First Gen Corp.	19,700	7,213
First Philippine Holdings Corp.	16,990	21,906
Global Ferronickel Holdings, Inc.	186,000	9,403
Globe Telecom, Inc.	540	24,972
GT Capital Holdings, Inc.	2,746	26,294
Integrated Micro-Electronics, Inc. (A)	54,655	7,185
International Container Terminal Services, Inc.	11,050	45,738
JG Summit Holdings, Inc.	23,617	24,502
Jollibee Foods Corp.	9,140	36,521
LT Group, Inc.	87,200	13,637
Manila Electric Company	5,260	37,461
Max’s Group, Inc. (A)	52,200	5,459
Megaworld Corp.	515,500	27,131
Metro Pacific Investments Corp.	465,300	32,653
Metropolitan Bank & Trust Company	53,814	56,386
Nickel Asia Corp.	255,060	35,179
Petron Corp. (A)	165,900	10,265
Philex Mining Corp.	67,800	5,794
Philippine Stock Exchange, Inc.	12,074	46,147
Phoenix Petroleum Philippines, Inc. (A)	100,600	19,107
Pilipinas Shell Petroleum Corp. (A)	11,500	4,159
PLDT, Inc.	1,530	55,482
Puregold Price Club, Inc.	41,800	26,307
RFM Corp.	101,000	8,286
Rizal Commercial Banking Corp.	184,093	70,557
Robinsons Land Corp.	107,596	39,808
Robinsons Retail Holdings, Inc.	27,050	27,444
San Miguel Corp.	16,534	32,012
San Miguel Food and Beverage, Inc.	21,830	24,966
Security Bank Corp.	17,227	30,325
Semirara Mining & Power Corp.	22,520	14,218
SM Investments Corp.	2,595	42,473
SM Prime Holdings, Inc.	55,304	38,905
Top Frontier Investment Holdings, Inc. (A)	24,482	52,194
Union Bank of the Philippines	343,569	527,440
Universal Robina Corp.	20,710	42,636
Vista Land & Lifescapes, Inc.	295,200	13,239
Vistamalls, Inc.	172,400	11,127
Wilcon Depot, Inc.	66,800	33,747
Poland 0.8%		1,290,133
Alior Bank SA (A)	5,260	40,832
Allegro.eu SA (A)(C)	4,288	25,131
Asseco Poland SA	1,702	30,723
Bank Handlowy w Warszawie SA	1,958	28,871
Bank Millennium SA (A)	25,326	29,015
38	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Poland (continued)
Bank Polska Kasa Opieki SA	1,680	$36,666
Benefit Systems SA (A)	45	6,385
Budimex SA	366	18,937
CCC SA (A)	1,168	14,255
CD Projekt SA (A)	1,263	32,139
Ciech SA	2,152	20,141
Cognor Holding SA	12,233	14,342
Cyfrowy Polsat SA	4,096	21,532
Dino Polska SA (A)(C)	588	41,105
Dom Development SA	481	11,353
Enea SA (A)	9,798	20,445
Eurocash SA	3,066	7,975
Famur SA (A)	18,129	12,381
Firma Oponiarska Debica SA	1,550	24,099
Globe Trade Centre SA (A)	16,195	22,543
Grupa Azoty SA (A)	2,417	28,585
Grupa Kety SA	368	53,203
Grupa Lotos SA (A)	2,650	43,714
ING Bank Slaski SA	539	23,983
Inter Cars SA	235	22,761
Jastrzebska Spolka Weglowa SA (A)	2,183	33,974
KGHM Polska Miedz SA	2,494	84,950
KRUK SA	617	39,517
LiveChat Software SA	519	11,371
LPP SA	20	48,068
Lubelski Wegiel Bogdanka SA (A)	888	11,323
mBank SA (A)	266	17,339
Neuca SA	55	9,749
Orange Polska SA (A)	19,328	28,430
PGE Polska Grupa Energetyczna SA (A)	12,651	29,915
Polski Koncern Naftowy ORLEN SA	8,186	141,291
Polskie Gornictwo Naftowe i Gazownictwo SA	25,583	35,861
Powszechna Kasa Oszczednosci Bank Polski SA (A)	6,409	47,871
Powszechny Zaklad Ubezpieczen SA	4,915	37,261
Santander Bank Polska SA	525	31,657
Tauron Polska Energia SA (A)	42,147	32,579
Tim SA	1,007	7,922
Wirtualna Polska Holding SA	420	9,939
Qatar 0.9%		1,504,562
Aamal Company	78,358	24,423
Al Meera Consumer Goods Company QSC	4,767	23,872
Baladna	74,126	37,029
Barwa Real Estate Company	43,759	40,606
Commercial Bank PSQC	32,552	63,154
Doha Bank QPSC	37,593	27,650
Gulf International Services QSC (A)	55,100	29,647
Gulf Warehousing Company	16,297	20,071
Industries Qatar QSC	13,922	69,962
Investment Holding Group (A)	21,991	12,984
Mannai Corp. QSC	13,134	31,335
Masraf Al Rayan QSC	36,824	47,482
Mazaya Real Estate Development QPSC (A)	25,140	6,229
Medicare Group	4,460	8,609
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	39

	Shares	Value
Qatar (continued)
Mesaieed Petrochemical Holding Company	67,059	$49,896
Ooredoo QPSC	28,318	57,581
Qatar Aluminum Manufacturing Company	37,437	20,962
Qatar Electricity & Water Company QSC	10,668	49,216
Qatar First Bank (A)	68,401	27,467
Qatar Fuel QSC	7,605	35,874
Qatar Gas Transport Company, Ltd.	86,634	89,018
Qatar Insurance Company SAQ	47,574	31,630
Qatar International Islamic Bank QSC	11,851	34,485
Qatar Islamic Bank SAQ	8,344	53,048
Qatar National Bank QPSC	74,352	439,543
Qatar National Cement Company QSC	7,683	10,547
Qatar Navigation QSC	18,660	43,420
Salam International Investment, Ltd., QSC (A)	80,910	21,123
United Development Company QSC	78,676	31,136
Vodafone Qatar QSC	116,699	51,764
Zad Holding Company	2,976	14,799
Romania 0.0%		57,184
NEPI Rockcastle SA	9,085	57,184
Russia 0.0%		71,225
Etalon Group PLC, GDR (D)	2,625	144
Gazprom PJSC, ADR (D)	30,453	13,003
Globaltrans Investment PLC, GDR (D)	2,640	847
LUKOIL PJSC, ADR (D)	3,474	14,042
Magnitogorsk Iron & Steel Works PJSC, GDR (D)	2,363	607
MMC Norilsk Nickel PJSC, ADR (D)	5,418	10,663
Mobile TeleSystems PJSC, ADR (D)	7,477	2,774
Novatek PJSC, GDR (D)	143	1,267
Novolipetsk Steel PJSC, GDR (D)	1,198	1,732
PhosAgro PJSC, GDR (D)	1,991	4,707
Polyus PJSC, GDR (D)	589	3,482
Ros Agro PLC, GDR (D)	1,484	242
Rosneft Oil Company PJSC, GDR (D)	7,688	2,668
Rostelecom PJSC, ADR (D)	3,714	1,203
RusHydro PJSC, ADR (D)	28,619	1,059
Sberbank of Russia PJSC, ADR (A)(D)	23,885	5,279
Severstal PAO, GDR (D)	2,129	1,077
Tatneft PJSC, ADR (D)	2,610	5,283
VK Company, Ltd., GDR (A)(D)	1,119	351
VTB Bank PJSC, GDR (D)	23,800	405
X5 Retail Group NV, GDR (D)	1,747	390
Saudi Arabia 3.4%		5,654,640
Abdullah Al Othaim Markets Company	918	27,088
Advanced Petrochemical Company	2,554	39,832
Al Hammadi Company for Development and Investment	3,031	41,979
Al Jouf Agricultural Development Company (A)	889	12,200
Al Moammar Information Systems Company	488	15,602
Al Rajhi Bank	16,136	424,483
Al Rajhi Company for Co-operative Insurance (A)	630	12,095
Al Yamamah Steel Industries Company	977	9,867
AlAbdullatif Industrial Investment Company (A)	1,143	6,431
Alandalus Property Company	4,585	20,710
40	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Saudi Arabia (continued)
Alaseel Company	626	$6,764
Aldrees Petroleum and Transport Services Company	2,038	41,569
Alinma Bank	13,904	142,498
Allianz Saudi Fransi Cooperative Insurance Company (A)	1,752	8,528
Almarai Company JSC	5,502	80,405
Alujain Holding	1,265	24,268
Arab National Bank	7,515	62,701
Arabian Cement Company	2,332	23,472
Arabian Centres Company, Ltd.	1,874	10,287
Arriyadh Development Company	5,023	32,755
Aseer Trading Tourism & Manufacturing Company (A)	1,612	7,372
Astra Industrial Group	898	12,092
Ataa Educational Company	1,418	20,718
Bank AlBilad (A)	7,605	101,485
Bank Al-Jazira	12,679	96,911
Banque Saudi Fransi	8,804	126,124
Bupa Arabia for Cooperative Insurance Company	1,543	64,834
City Cement Company	1,425	9,125
Dallah Healthcare Company	1,278	39,068
Dar Al Arkan Real Estate Development Company (A)	25,356	83,178
Dr Sulaiman Al Habib Medical Services Group Company	942	53,697
Dur Hospitality Company (A)	2,348	14,783
Eastern Province Cement Company	818	10,052
Electrical Industries Company	2,157	15,257
Emaar Economic City (A)	16,600	49,307
Etihad Etisalat Company	17,243	180,517
Fawaz Abdulaziz Al Hokair & Company (A)	5,033	17,538
Hail Cement Company	5,731	20,181
Halwani Brothers Company	466	9,508
Herfy Food Services Company (A)	703	9,183
Jarir Marketing Company	1,385	59,836
Jazan Energy and Development Company (A)	1,882	8,679
L’Azurde Company for Jewelry (A)	4,437	19,916
Leejam Sports Company JSC	843	22,573
Maharah Human Resources Company	995	17,697
Mediterranean & Gulf Insurance & Reinsurance Company (A)	2,406	8,720
Middle East Healthcare Company (A)	2,467	25,068
Middle East Paper Company (A)	1,693	28,489
Mobile Telecommunications Company Saudi Arabia (A)	25,921	92,184
Mouwasat Medical Services Company	991	57,708
Najran Cement Company	4,857	21,292
National Gas & Industrialization Company	1,152	14,587
National Gypsum	1,677	16,625
National Industrialization Company (A)	11,918	58,215
Northern Region Cement Company	4,267	14,856
Rabigh Refining & Petrochemical Company (A)	9,052	65,309
Riyad Bank	16,803	171,896
SABIC Agri-Nutrients Company	4,625	181,141
Sahara International Petrochemical Company	13,711	195,619
Saudi Airlines Catering Company (A)	495	10,577
Saudi Arabian Mining Company (A)	16,154	279,924
Saudi Automotive Services Company	1,130	11,125
Saudi Basic Industries Corp.	13,821	422,245
Saudi Cement Company	3,305	49,592
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	41

	Shares	Value
Saudi Arabia (continued)
Saudi Ceramic Company	1,342	$18,519
Saudi Chemical Company Holding	2,191	19,245
Saudi Company For Hardware CJSC (A)	1,537	18,465
Saudi Electricity Company	12,156	78,698
Saudi Ground Services Company (A)	2,496	20,962
Saudi Industrial Investment Group	10,633	86,436
Saudi Industrial Services Company	1,613	10,445
Saudi Kayan Petrochemical Company (A)	32,690	151,089
Saudi Pharmaceutical Industries & Medical Appliances Corp.	1,447	12,725
Saudi Public Transport Company (A)	3,653	18,229
Saudi Real Estate Company (A)	3,007	13,161
Saudi Reinsurance Company (A)	5,359	23,272
Saudi Research & Media Group (A)	827	54,861
Saudi Telecom Company	13,737	376,431
Saudia Dairy & Foodstuff Company	624	28,541
Seera Group Holding (A)	7,450	41,283
Southern Province Cement Company	1,999	30,854
Tabuk Cement Company	2,710	11,845
The Company for Cooperative Insurance (A)	2,670	42,474
The National Agriculture Development Company (A)	1,158	9,533
The Qassim Cement Company	1,844	38,976
The Saudi British Bank	13,370	148,534
The Saudi Investment Bank	12,910	77,037
The Saudi National Bank	8,618	166,615
The Savola Group	7,810	78,324
Umm Al-Qura Cement Company	2,052	13,112
United Electronics Company	1,193	36,724
United International Transportation Company	1,703	21,324
Walaa Cooperative Insurance Company (A)	1,753	7,390
Yamama Cement Company (A)	3,651	28,607
Yanbu Cement Company	2,788	27,960
Yanbu National Petrochemical Company	5,859	84,934
Zamil Industrial Investment Company (A)	3,557	19,698
Singapore 0.1%		94,609
BOC Aviation, Ltd. (C)	1,500	12,372
JOYY, Inc., ADR	1,940	82,237
South Africa 3.6%		6,049,421
Absa Group, Ltd.	16,754	196,820
Adcock Ingram Holdings, Ltd.	2,963	10,487
Advtech, Ltd.	30,094	36,702
AECI, Ltd.	4,099	27,031
African Rainbow Minerals, Ltd.	5,734	95,217
Alexander Forbes Group Holdings, Ltd.	77,526	20,938
Anglo American Platinum, Ltd.	681	74,530
AngloGold Ashanti, Ltd.	7,245	124,806
AngloGold Ashanti, Ltd., ADR	469	8,057
Aspen Pharmacare Holdings, Ltd.	9,807	101,159
Astral Foods, Ltd.	1,655	20,241
AVI, Ltd.	10,986	46,250
Barloworld, Ltd.	12,459	78,541
Bid Corp., Ltd.	2,783	59,609
Blue Label Telecoms, Ltd. (A)	40,650	14,589
Capitec Bank Holdings, Ltd.	718	103,303
42	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Africa (continued)
Cashbuild, Ltd.	822	$14,677
Caxton & CTP Publishers & Printers, Ltd.	83,154	51,747
Clicks Group, Ltd.	5,074	99,046
Coronation Fund Managers, Ltd.	8,366	19,987
Curro Holdings, Ltd.	9,885	6,491
DataTec, Ltd.	9,421	22,376
Dis-Chem Pharmacies, Ltd. (C)	12,218	27,607
Discovery, Ltd. (A)	8,788	81,719
Distell Group Holdings, Ltd. (A)	2,740	30,291
DRDGOLD, Ltd.	25,471	17,590
Exxaro Resources, Ltd.	5,846	82,912
Famous Brands, Ltd. (A)	2,192	8,598
FirstRand, Ltd.	57,009	263,940
Gold Fields, Ltd., ADR	10,069	94,044
Harmony Gold Mining Company, Ltd., ADR	29,967	100,989
Impala Platinum Holdings, Ltd.	23,518	320,641
Investec, Ltd.	8,259	50,956
Italtile, Ltd.	28,750	28,931
JSE, Ltd.	3,574	25,611
KAP Industrial Holdings, Ltd.	139,182	41,769
Kumba Iron Ore, Ltd.	1,308	49,256
Lewis Group, Ltd.	775	2,569
Life Healthcare Group Holdings, Ltd.	50,915	59,998
Massmart Holdings, Ltd. (A)	7,381	17,467
Metair Investments, Ltd.	12,087	21,337
MiX Telematics, Ltd., ADR	2,273	23,548
Momentum Metropolitan Holdings	57,013	57,788
Motus Holdings, Ltd.	8,289	60,736
Mpact, Ltd.	6,725	14,146
Mr. Price Group, Ltd.	5,705	75,540
MTN Group, Ltd.	53,953	581,562
MultiChoice Group	11,233	96,372
Murray & Roberts Holdings, Ltd. (A)	42,702	30,039
Naspers, Ltd., N Shares	946	103,049
Nedbank Group, Ltd.	8,348	126,543
Netcare, Ltd.	43,449	42,354
Ninety One, Ltd.	8,380	23,018
Northam Platinum Holdings, Ltd. (A)	7,939	95,374
Oceana Group, Ltd.	3,370	12,139
Old Mutual, Ltd.	136,247	111,267
Omnia Holdings, Ltd.	6,609	35,298
Pepkor Holdings, Ltd. (C)	32,431	45,293
Pick n Pay Stores, Ltd.	14,046	49,448
PPC, Ltd. (A)	113,640	27,208
Raubex Group, Ltd.	10,511	26,501
RCL Foods, Ltd.	10,269	6,614
Reunert, Ltd.	7,864	20,553
Royal Bafokeng Platinum, Ltd.	9,402	96,021
Sanlam, Ltd.	31,632	136,463
Santam, Ltd.	1,313	24,471
Sappi, Ltd. (A)	32,025	116,655
Sasol, Ltd. (A)	5,524	144,473
Shoprite Holdings, Ltd.	7,381	101,604
Sibanye Stillwater, Ltd., ADR (B)	21,507	279,376
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	43

	Shares	Value
South Africa (continued)
Standard Bank Group, Ltd.	24,761	$282,899
Sun International, Ltd. (A)	5,842	11,680
Super Group, Ltd.	21,896	41,571
Telkom SA SOC, Ltd. (A)	16,120	47,890
The Bidvest Group, Ltd.	6,674	93,034
The Foschini Group, Ltd.	8,678	78,547
The SPAR Group, Ltd.	5,771	56,584
Tiger Brands, Ltd.	6,459	59,158
Transaction Capital, Ltd.	12,485	34,619
Truworths International, Ltd.	12,341	42,973
Tsogo Sun Gaming, Ltd. (A)	15,051	12,451
Tsogo Sun Hotels, Ltd. (A)	52,665	12,394
Vodacom Group, Ltd.	5,068	47,591
Wilson Bayly Holmes-Ovcon, Ltd.	3,159	16,523
Woolworths Holdings, Ltd.	25,117	89,225
South Korea 13.0%		21,769,126
Able C&C Company, Ltd. (A)	359	2,109
Advanced Process Systems Corp.	1,012	18,051
Aekyung Chemical Company, Ltd.	1,138	8,775
AfreecaTV Company, Ltd.	224	19,350
Ahnlab, Inc.	288	26,101
Ajin Industrial Company, Ltd. (A)	2,965	8,304
AK Holdings, Inc.	804	13,743
Alteogen, Inc. (A)	493	22,862
ALUKO Company, Ltd. (A)	3,314	9,142
Amorepacific Corp.	521	68,636
AMOREPACIFIC Group	998	37,039
Ananti, Inc. (A)	2,455	15,820
Aprogen Medicines, Inc. (A)	16,243	22,293
Aprogen Pharmaceuticals, Inc. (A)	18,480	10,013
APS Holdings Corp.	1,060	10,141
Asia Paper Manufacturing Company, Ltd.	151	4,915
Atinum Investment Company, Ltd.	6,093	19,664
Austem Company, Ltd.	1,208	2,132
Bcworld Pharm Company, Ltd.	17	169
BGF Company, Ltd.	2,408	10,015
BGF retail Company, Ltd.	220	32,504
BH Company, Ltd.	1,811	40,970
Binex Company, Ltd. (A)	1,385	15,889
Binggrae Company, Ltd.	278	11,758
Bioneer Corp. (A)	843	21,032
BIT Computer Company, Ltd.	489	3,326
BNK Financial Group, Inc.	7,863	50,120
Boditech Med, Inc.	681	7,696
Bookook Securities Company, Ltd.	368	7,378
Boryung Pharmaceutical Company, Ltd.	912	8,897
Bosung Power Technology Company, Ltd. (A)	1,899	9,743
Bukwang Pharmaceutical Company, Ltd.	919	7,919
Byucksan Corp.	6,701	20,255
Cafe24 Corp. (A)	605	8,038
Capro Corp. (A)	6,498	20,068
Celltrion Healthcare Company, Ltd.	641	31,914
Celltrion Pharm, Inc. (A)	256	16,855
44	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Korea (continued)
Celltrion, Inc.	1,434	$185,422
Chabiotech Company, Ltd. (A)	1,250	18,057
Cheil Worldwide, Inc.	1,133	23,743
Chemtronics Company, Ltd.	1,041	20,820
Cheryong Electric Company, Ltd.	496	2,347
Choa Pharmaceutical Company (A)	887	2,363
Chong Kun Dang Pharmaceutical Corp.	415	31,039
Chongkundang Holdings Corp.	208	11,011
Chorokbaem Media Company, Ltd. (A)	888	15,668
Chosun Refractories Company, Ltd.	99	6,495
CJ CheilJedang Corp.	351	111,199
CJ Corp.	742	51,019
CJ ENM Company, Ltd.	412	39,441
CJ Logistics Corp. (A)	437	45,617
Cloud Air Company, Ltd. (A)	1,085	1,114
CMG Pharmaceutical Company, Ltd. (A)	4,018	10,305
Com2uS Corp.	281	19,753
Com2uS Holdings Corp. (A)	325	18,671
ContentreeJoongAng Corp. (A)	206	8,162
Coreana Cosmetics Company, Ltd. (A)	428	1,360
Cosmax, Inc.	460	25,920
Cosmochemical Company, Ltd. (A)	950	13,302
Coway Company, Ltd.	1,438	82,742
CrystalGenomics, Inc. (A)	2,100	8,542
CS Wind Corp.	504	23,148
CTC BIO, Inc. (A)	644	5,219
Cuckoo Holdings Company, Ltd.	645	9,320
Cuckoo Homesys Company, Ltd.	761	19,721
D.I Corp.	851	5,357
Daea TI Company, Ltd. (A)	1,930	6,243
Daechang Company, Ltd.	12,548	18,918
Daedong Corp.	657	7,798
Daeduck Electronics Company, Ltd.	1,054	28,367
Daehan Steel Company, Ltd.	1,190	19,430
Daejoo Electronic Materials Company, Ltd.	405	29,110
Daesang Corp.	1,153	20,896
Daewon Cable Company, Ltd. (A)	2,197	3,384
Daewon Pharmaceutical Company, Ltd.	733	10,156
Daewoo Engineering & Construction Company, Ltd. (A)	7,816	41,177
Daewoong Company, Ltd.	971	22,623
Daewoong Pharmaceutical Company, Ltd.	135	18,706
Daihan Pharmaceutical Company, Ltd.	428	9,990
Daishin Securities Company, Ltd.	1,799	23,758
Danal Company, Ltd. (A)	1,829	13,836
Daol Investment & Securities Company, Ltd.	4,881	19,791
Daou Technology, Inc.	1,699	28,111
Dasan Networks, Inc. (A)	946	5,530
Dawonsys Company, Ltd.	1,186	27,291
Dayou Automotive Seat Technology Company, Ltd. (A)	21,212	17,983
DB Financial Investment Company, Ltd.	3,443	16,337
DB HiTek Company, Ltd.	977	53,929
DB Insurance Company, Ltd.	2,160	112,967
Dentium Company, Ltd.	535	33,178
Deutsch Motors, Inc.	2,653	23,131
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	45

	Shares	Value
South Korea (continued)
DGB Financial Group, Inc.	6,891	$48,406
DHP Korea Company, Ltd.	549	3,156
Digital Daesung Company, Ltd.	3,558	22,908
DIO Corp. (A)	618	16,355
DL Construction Company, Ltd.	32	598
DL E&C Company, Ltd.	1,770	74,495
DL Holdings Company, Ltd.	706	39,913
Dong-A Socio Holdings Company, Ltd.	161	13,829
Dong-A ST Company, Ltd.	230	12,024
Dongbang Transport Logistics Company, Ltd. (A)	7,986	21,750
Dongjin Semichem Company, Ltd.	1,174	40,050
DongKook Pharmaceutical Company, Ltd.	903	15,940
Dongkuk Steel Mill Company, Ltd.	3,295	47,070
Dongsuh Companies, Inc.	1,160	25,714
Dongsung Chemical Company, Ltd.	982	3,671
Dongsung Finetec Company, Ltd.	639	5,657
Dongwha Enterprise Company, Ltd. (A)	429	28,713
Dongwon F&B Company, Ltd.	69	9,160
Dongwon Industries Company, Ltd.	102	19,550
Dongwon Systems Corp.	324	14,326
Doosan Bobcat, Inc.	1,640	50,124
Doosan Company, Ltd.	217	14,778
Doosan Enerbility Company, Ltd. (A)	2,496	41,633
Doosan Fuel Cell Company, Ltd. (A)	821	25,774
DoubleUGames Company, Ltd.	350	12,368
Douzone Bizon Company, Ltd.	422	12,591
DTR Automotive Corp.	307	18,021
Duk San Neolux Company, Ltd. (A)	413	13,598
E1 Corp.	458	18,595
Easy Holdings Company, Ltd.	6,196	24,645
Ecopro BM Company, Ltd.	123	50,023
Ecopro Company, Ltd.	410	27,094
Ecopro HN Company, Ltd.	540	20,340
Ehwa Technologies Information Company, Ltd. (A)	4,172	3,755
Elentec Company, Ltd.	980	18,332
E-MART, Inc.	551	51,433
ENF Technology Company, Ltd.	543	15,171
Eo Technics Company, Ltd.	333	28,432
Estechpharma Company, Ltd.	422	3,080
Eugene Corp.	3,338	12,705
Eugene Investment & Securities Company, Ltd.	7,899	21,037
Eugene Technology Company, Ltd.	653	21,396
F&F Company, Ltd.	860	100,845
Fila Holdings Corp.	1,679	42,921
Fine Semitech Corp.	1,035	16,052
Foosung Company, Ltd.	1,456	27,219
GemVax & Kael Company, Ltd. (A)	1,519	17,898
Genexine, Inc. (A)	229	6,972
Geumhwa PSC Company, Ltd.	327	8,086
GNCO Company, Ltd. (A)	3,240	1,917
GOLFZON Company, Ltd.	153	20,744
Gradiant Corp.	512	9,877
Grand Korea Leisure Company, Ltd. (A)	1,534	18,570
Green Cross Corp.	117	18,109
46	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Korea (continued)
Green Cross Holdings Corp.	976	$17,179
GS Engineering & Construction Corp.	2,836	90,868
GS Holdings Corp.	1,742	63,677
GS Retail Company, Ltd.	1,349	29,271
Halla Holdings Corp.	659	22,044
Han Kuk Carbon Company, Ltd.	1,873	19,587
Hana Financial Group, Inc.	7,654	306,109
Hana Micron, Inc.	2,888	44,877
Hanall Biopharma Company, Ltd. (A)	1,203	16,763
Handok, Inc.	440	7,353
Handsome Company, Ltd.	592	18,333
Hanil Cement Company, Ltd.	1,300	20,415
Hanil Hyundai Cement Company, Ltd.	101	2,436
Hanjin Transportation Company, Ltd.	574	14,160
Hankook Shell Oil Company, Ltd.	51	10,397
Hankook Tire & Technology Company, Ltd.	2,977	85,407
Hanmi Pharm Company, Ltd.	123	30,667
Hanmi Semiconductor Company, Ltd.	2,656	30,750
HanmiGlobal Company, Ltd.	473	4,841
Hanon Systems	4,596	42,322
Hansae Company, Ltd.	698	12,306
Hansae Yes24 Holdings Company, Ltd.	769	4,092
Hanshin Construction Company, Ltd.	985	11,713
Hansol Chemical Company, Ltd.	257	54,695
Hansol Logistics Company, Ltd.	7,871	26,099
Hansol Paper Company, Ltd.	1,635	19,119
Hanssem Company, Ltd.	268	15,743
Hanwha Aerospace Company, Ltd.	1,538	66,840
Hanwha Corp.	1,297	30,162
Hanwha General Insurance Company, Ltd. (A)	6,667	23,306
Hanwha Investment & Securities Company, Ltd.	8,046	26,658
Hanwha Life Insurance Company, Ltd. (A)	11,044	23,407
Hanwha Solutions Corp. (A)	4,210	132,171
Hanyang Eng Company, Ltd.	1,161	15,755
Hanyang Securities Company, Ltd.	2	21
HB SOLUTION Company, Ltd. (A)	209	2,794
HD Hyundai Company, Ltd.	1,631	82,135
HDC Hyundai Development Co-Engineering & Construction, Series E	2,487	27,771
HDCLabs Company, Ltd.	262	2,095
Helixmith Company, Ltd. (A)	642	11,514
Hite Jinro Company, Ltd.	827	23,759
Hitejinro Holdings Company, Ltd.	1,133	12,459
HJ Magnolia Yongpyong Hotel & Resort Corp. (A)	1,056	4,212
HLB, Inc. (A)	1,038	37,966
HMM Company, Ltd.	6,961	181,979
Homecast Company, Ltd. (A)	1,134	3,311
Hotel Shilla Company, Ltd.	893	56,026
HS Industries Company, Ltd.	3,265	14,523
Hugel, Inc. (A)	171	17,144
Huons Global Company, Ltd.	661	13,421
Huvis Corp.	1,370	8,034
Huvitz Company, Ltd.	672	6,503
Hwa Shin Company, Ltd.	1,306	10,050
Hyosung Advanced Materials Corp.	79	32,950
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	47

	Shares	Value
South Korea (continued)
Hyosung Chemical Corp. (A)	80	$15,026
Hyosung Corp.	244	16,570
Hyosung Heavy Industries Corp. (A)	67	3,362
Hyosung TNC Corp.	119	41,014
Hyundai BNG Steel Company, Ltd.	218	2,887
Hyundai Construction Equipment Company, Ltd.	833	27,222
Hyundai Department Store Company, Ltd.	380	24,178
Hyundai Doosan Infracore Company, Ltd. (A)	9,440	48,629
Hyundai Electric & Energy System Company, Ltd. (A)	1,095	19,930
Hyundai Elevator Company, Ltd.	946	26,249
Hyundai Engineering & Construction Company, Ltd.	2,088	72,779
Hyundai Glovis Company, Ltd.	525	89,583
Hyundai Greenfood Company, Ltd.	3,412	23,030
Hyundai Home Shopping Network Corp.	441	20,973
Hyundai HT Company, Ltd.	353	2,716
Hyundai Livart Furniture Company, Ltd.	1,313	14,180
Hyundai Marine & Fire Insurance Company, Ltd.	2,896	73,406
Hyundai Mipo Dockyard Company, Ltd.	337	22,750
Hyundai Mobis Company, Ltd.	1,017	178,643
Hyundai Motor Company	1,747	266,208
Hyundai Rotem Company, Ltd. (A)	807	12,562
Hyundai Steel Company	2,324	77,117
Hyundai Wia Corp.	378	20,178
Hyupjin Company, Ltd. (A)(D)	724	2,622
IA, Inc. (A)	25,761	19,889
IHQ, Inc. (A)	4,680	3,810
Iljin Holdings Company, Ltd.	4,893	27,975
Iljin Materials Company, Ltd.	293	21,250
Ilyang Pharmaceutical Company, Ltd.	639	13,875
iMarketKorea, Inc.	1,567	13,974
Industrial Bank of Korea	10,089	91,744
Innocean Worldwide, Inc.	383	15,579
Inscobee, Inc. (A)	4,497	9,487
Insun ENT Company, Ltd. (A)	1,874	15,333
INTOPS Company, Ltd.	657	20,272
Inzi Controls Company, Ltd.	2,349	19,579
IS Dongseo Company, Ltd.	614	24,521
i-SENS, Inc.	526	13,571
ISU Chemical Company, Ltd.	1,684	20,524
IsuPetasys Company, Ltd. (A)	1,612	9,956
Jayjun Cosmetic Company, Ltd. (A)	2,132	2,196
JB Financial Group Company, Ltd.	7,275	52,599
Jeil Savings Bank (A)(D)	1,850	0
JVM Company, Ltd.	218	3,185
JYP Entertainment Corp.	663	30,340
Kakao Corp.	389	26,568
Kangwon Land, Inc. (A)	1,542	34,950
KAON Media Company, Ltd.	362	3,304
KB Financial Group, Inc.	7,951	388,593
KC Tech Company, Ltd.	460	7,453
KCC Corp.	117	32,771
KCC Engineering & Construction Company, Ltd.	812	5,674
KCC Glass Corp.	684	31,910
KEPCO Engineering & Construction Company, Inc.	302	17,972
48	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Korea (continued)
KEPCO Plant Service & Engineering Company, Ltd.	870	$26,306
Kespion Company, Ltd. (A)	8,120	9,831
KG Chemical Corp.	641	16,754
KG Dongbu Steel Company, Ltd.	2,195	30,272
KG Eco Technology Service Company, Ltd.	1,715	21,336
Kginicis Company, Ltd.	1,735	22,108
KGMobilians Company, Ltd.	1,431	9,987
KH Electron Company, Ltd. (A)	1,293	646
KH FEELUX Company, Ltd. (A)	1,899	3,203
KH Vatec Company, Ltd.	1,068	19,420
Kia Corp.	5,273	363,764
KISWIRE, Ltd.	633	13,193
KIWOOM Securities Company, Ltd.	814	62,596
KMH Company, Ltd. (A)	1,202	8,038
KMW Company, Ltd. (A)	436	11,097
Koh Young Technology, Inc.	1,589	21,121
Kolmar BNH Company, Ltd.	589	14,665
Kolmar Korea Company, Ltd.	453	15,231
Kolmar Korea Holdings Company, Ltd.	571	9,739
Kolon Corp.	754	16,846
Kolon Industries, Inc.	686	37,777
KoMiCo, Ltd.	489	23,871
Korea Aerospace Industries, Ltd.	1,205	51,012
Korea Circuit Company, Ltd. (A)	877	18,144
Korea Electric Power Corp. (A)	2,206	41,566
Korea Electric Terminal Company, Ltd.	438	21,665
Korea Gas Corp.	863	30,915
Korea Investment Holdings Company, Ltd.	1,832	105,598
Korea Line Corp. (A)	8,922	21,992
Korea Petrochemical Industrial Company, Ltd.	150	18,816
Korea Real Estate Investment & Trust Company, Ltd.	13,600	21,822
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	826	60,828
Korea United Pharm, Inc.	348	7,814
Korea Zinc Company, Ltd.	69	33,040
Korean Air Lines Company, Ltd. (A)	5,356	125,643
Korean Reinsurance Company	5,180	40,269
KPM Tech Company, Ltd. (A)	4,649	2,881
KPX Chemical Company, Ltd.	134	5,643
KT Corp.	1,250	38,173
KT Skylife Company, Ltd.	2,656	19,902
KT&G Corp.	1,539	105,600
Kukdo Chemical Company, Ltd.	337	15,317
Kumho HT, Inc. (A)	18,438	19,846
Kumho Petrochemical Company, Ltd.	758	97,690
Kumho Tire Company, Inc. (A)	6,125	21,118
KUMHOE&C Company, Ltd.	1,164	8,648
Kwang Dong Pharmaceutical Company, Ltd.	1,959	11,069
Kyongbo Pharmaceutical Company, Ltd.	455	2,998
Kyung Dong Navien Company, Ltd.	334	12,356
Kyungdong Pharm Company, Ltd.	2,317	19,234
Kyung-In Synthetic Corp.	2,294	12,850
L&C Bio Company, Ltd.	662	20,699
L&F Company, Ltd.	164	34,342
LEENO Industrial, Inc.	261	32,886
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	49

	Shares	Value
South Korea (continued)
LF Corp.	1,828	$28,784
LG Chem, Ltd.	819	384,954
LG Corp.	1,446	93,265
LG Display Company, Ltd.	2,310	32,315
LG Display Company, Ltd., ADR (B)	22,102	154,493
LG Electronics, Inc.	4,149	349,952
LG HelloVision Company, Ltd.	2,843	14,444
LG Household & Health Care, Ltd.	242	142,916
LG Innotek Company, Ltd.	335	103,524
LG Uplus Corp.	10,544	117,879
LIG Nex1 Company, Ltd.	395	25,266
Lock&Lock Company, Ltd. (A)	920	7,243
Lotte Chemical Corp.	436	71,796
Lotte Chilsung Beverage Company, Ltd.	242	38,091
Lotte Confectionery Company, Ltd.	114	10,430
Lotte Corp.	417	11,789
LOTTE Fine Chemical Company, Ltd.	703	47,476
Lotte Food Company, Ltd.	33	8,447
LOTTE Himart Company, Ltd.	604	10,658
Lotte Non-Life Insurance Company, Ltd. (A)	7,292	10,610
Lotte Shopping Company, Ltd.	386	31,570
LS Corp.	565	29,999
LS Electric Company, Ltd.	593	24,445
LX Hausys, Ltd.	473	19,129
LX Holdings Corp. (A)	700	5,476
LX International Corp.	1,440	44,170
LX Semicon Company, Ltd.	375	38,263
Macquarie Korea Infrastructure Fund	8,749	100,397
Maeil Dairies Company, Ltd.	256	13,652
Maeil Holdings Company, Ltd.	480	3,957
Mando Corp.	793	34,964
Mcnex Company, Ltd.	678	21,173
Medytox, Inc. (A)	349	35,571
Meerecompany, Inc.	81	1,730
MegaStudyEdu Company, Ltd.	501	37,340
Meritz Financial Group, Inc.	1,469	38,733
Meritz Fire & Marine Insurance Company, Ltd.	1,833	57,147
Meritz Securities Company, Ltd.	13,764	67,447
MiCo, Ltd.	1,727	14,785
Mirae Asset Life Insurance Company, Ltd.	6,888	20,991
Mirae Asset Securities Company, Ltd.	10,763	70,650
Mirae Asset Venture Investment Company, Ltd.	2,606	16,308
Miwon Commercial Company, Ltd.	98	13,838
MK Electron Company, Ltd.	1,378	16,190
Multicampus Company, Ltd.	178	6,323
MyungMoon Pharm Company, Ltd. (A)	1,061	2,993
Namhae Chemical Corp.	1,084	11,092
Namsun Aluminum Company, Ltd. (A)	7,722	17,338
NAVER Corp.	302	69,928
NCSoft Corp.	195	71,390
Neowiz (A)	886	16,487
NEOWIZ HOLDINGS Corp.	409	11,822
NEPES Corp. (A)	486	11,391
Netmarble Corp. (C)	311	20,859
50	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Korea (continued)
Nexen Tire Corp.	4,056	$20,495
NextEye Company, Ltd. (A)	397	311
NH Investment & Securities Company, Ltd.	5,819	50,642
NHN Corp. (A)	718	18,328
NHN KCP Corp. (A)	1,233	16,050
NICE Holdings Company, Ltd.	1,125	14,000
Nice Information & Telecommunication, Inc.	598	13,963
NICE Information Service Company, Ltd.	1,825	24,769
Nong Woo Bio Company, Ltd.	564	5,562
NongShim Company, Ltd.	120	26,711
NOROO Paint & Coatings Company, Ltd.	430	3,579
OCI Company, Ltd.	554	57,439
Opto Device Technology Company, Ltd.	373	2,058
Orion Corp.	334	26,203
Orion Holdings Corp.	1,265	14,576
Osstem Implant Company, Ltd.	379	33,477
Osung Advanced Materials Company, Ltd. (A)(D)	5,009	8,705
Ottogi Corp.	37	13,222
Pan Ocean Company, Ltd.	9,495	58,088
Paradise Company, Ltd. (A)	1,307	17,290
Partron Company, Ltd.	1,950	17,563
Pearl Abyss Corp. (A)	412	20,961
People & Technology, Inc.	844	41,935
PharmaResearch Company, Ltd.	170	11,331
Pharmicell Company, Ltd. (A)	1,235	15,529
PI Advanced Materials Company, Ltd.	558	22,445
Poongsan Corp.	1,263	31,005
POSCO Chemical Company, Ltd.	317	33,268
POSCO Holdings, Inc.	1,439	334,481
Posco International Corp.	2,195	41,835
PSK, Inc.	656	23,927
Pulmuone Company, Ltd.	814	10,037
RFHIC Corp.	601	15,031
S-1 Corp.	411	23,822
Sajodaerim Corp.	926	23,272
Sam Chun Dang Pharm Company, Ltd.	567	20,555
Sam Young Electronics Company, Ltd.	1,240	11,956
Sam Yung Trading Company, Ltd.	901	10,214
Samchully Company, Ltd.	159	20,417
Samick THK Company, Ltd.	534	6,463
Samji Electronics Company, Ltd.	2,081	20,230
Samjin Pharmaceutical Company, Ltd.	502	10,252
Samkee Corp.	5,031	16,713
SAMPYO Cement Company, Ltd.	2,549	9,758
Samsung Biologics Company, Ltd. (A)(C)	104	70,977
Samsung C&T Corp.	1,299	126,482
Samsung Card Company, Ltd.	1,362	37,365
Samsung Electro-Mechanics Company, Ltd.	1,677	208,374
Samsung Electronics Company, Ltd.	78,533	3,843,460
Samsung Electronics Company, Ltd., GDR	108	145,073
Samsung Engineering Company, Ltd. (A)	2,295	45,374
Samsung Fire & Marine Insurance Company, Ltd.	884	141,615
Samsung Heavy Industries Company, Ltd. (A)	9,899	47,306
Samsung Life Insurance Company, Ltd.	1,023	56,148
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	51

	Shares	Value
South Korea (continued)
Samsung SDI Company, Ltd.	206	$95,263
Samsung SDS Company, Ltd.	265	31,688
Samsung Securities Company, Ltd.	2,538	81,013
SAMT Company, Ltd.	6,335	22,648
Samwha Capacitor Company, Ltd.	526	21,555
Samyang Foods Company, Ltd.	292	21,770
Samyang Holdings Corp.	267	17,524
Sangsangin Company, Ltd.	3,162	27,998
SaraminHR Company, Ltd.	326	11,478
Seah Besteel Holdings Corp.	1,462	20,664
SeAH Holdings Corp.	61	5,286
Sebang Company, Ltd.	1,127	11,482
Sebang Global Battery Company, Ltd.	496	24,972
Seegene, Inc.	1,040	37,300
Sejong Industrial Company, Ltd.	995	5,991
Seojin System Company, Ltd.	1,392	19,950
Seoul Semiconductor Company, Ltd.	1,598	16,478
SEOWONINTECH Company, Ltd.	540	2,797
Seoyon Company, Ltd.	2,013	13,720
Seoyon E-Hwa Company, Ltd.	105	727
Sewon E&C Company, Ltd. (A)	4,490	2,728
SFA Engineering Corp.	833	28,142
SFA Semicon Company, Ltd. (A)	2,349	12,840
SGC Energy Company, Ltd.	285	9,259
SGC eTec E&C Company, Ltd.	158	6,486
SH Energy & Chemical Company, Ltd.	2,681	2,629
Shin Poong Pharmaceutical Company, Ltd. (A)	207	4,863
Shinhan Financial Group Company, Ltd.	11,393	396,604
Shinsegae Engineering & Construction Company, Ltd.	261	6,562
Shinsegae International, Inc.	545	15,205
Shinsegae, Inc.	327	66,770
Shinsung E&G Company, Ltd. (A)	12,585	23,231
Shinyoung Securities Company, Ltd. (A)	377	17,419
SIMMTECH Company, Ltd.	552	22,660
SK Chemicals Company, Ltd.	418	43,397
SK D&D Company, Ltd.	481	11,994
SK Discovery Company, Ltd.	404	13,104
SK Gas, Ltd.	234	24,633
SK Hynix, Inc.	12,123	1,050,740
SK Innovation Company, Ltd. (A)	668	115,727
SK Networks Company, Ltd.	9,038	34,273
SK Securities Company, Ltd.	33,889	22,139
SK Telecom Company, Ltd.	546	25,141
SK, Inc.	993	198,130
SKC Company, Ltd.	361	46,638
SL Corp.	916	23,016
SM Entertainment Company, Ltd.	668	37,341
S-MAC Company, Ltd. (A)(D)	4,732	12,947
SNT Holdings Company, Ltd.	302	4,069
SNT Motiv Company, Ltd.	643	24,321
S-Oil Corp.	1,528	141,023
Solus Advanced Materials Company, Ltd.	459	23,507
Songwon Industrial Company, Ltd.	862	17,517
Soulbrain Company, Ltd.	162	35,703
52	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Korea (continued)
Soulbrain Holdings Company, Ltd.	248	$5,347
Spigen Korea Company, Ltd.	296	10,069
SSANGYONG C&E Company, Ltd.	4,522	28,501
ST Pharm Company, Ltd.	358	29,948
STIC Investments, Inc.	1,746	12,536
Studio Dragon Corp. (A)	258	15,990
Suheung Company, Ltd.	579	17,228
Sun Kwang Company, Ltd.	390	24,195
Sung Kwang Bend Company, Ltd.	1,291	11,034
Sungshin Cement Company, Ltd.	1,538	14,602
Sungwoo Hitech Company, Ltd.	6,093	26,404
Sunjin Company, Ltd.	1,060	11,709
Sunny Electronics Corp. (A)	1,058	2,829
Suprema, Inc. (A)	225	4,162
SY Company, Ltd. (A)	1,552	4,069
Tae Kyung Industrial Company, Ltd.	604	3,425
Taekwang Industrial Company, Ltd.	15	11,755
Taeyoung Engineering & Construction Company, Ltd.	2,164	15,003
Taihan Electric Wire Company, Ltd. (A)	22,026	39,626
Taihan Fiberoptics Company, Ltd. (A)	8,404	16,965
TechWing, Inc.	1,236	20,014
TES Company, Ltd.	818	17,109
Theragen Etex Company, Ltd. (A)	1,048	4,328
TK Corp.	1,251	12,741
TKG Huchems Company, Ltd.	1,256	25,287
Tokai Carbon Korea Company, Ltd.	189	20,996
Tongyang Life Insurance Company, Ltd.	3,769	17,837
Toptec Company, Ltd. (A)	1,541	9,917
TY Holdings Company, Ltd. (A)	1,334	27,347
Uju Electronics Company, Ltd.	578	14,569
Unid Company, Ltd.	224	22,990
Union Semiconductor Equipment & Materials Company, Ltd.	1,777	14,673
Unison Company, Ltd. (A)	8,470	17,762
Value Added Technology Company, Ltd.	533	16,259
Webzen, Inc. (A)	1,268	21,401
Whanin Pharmaceutical Company, Ltd.	637	8,968
Winix, Inc.	1,393	17,753
WiSoL Company, Ltd.	1,676	14,317
WIZIT Company, Ltd. (A)	3,288	2,871
WONIK CUBE Corp. (A)	1,133	3,002
Wonik Holdings Company, Ltd. (A)	3,450	13,661
WONIK IPS Company, Ltd.	731	22,909
Wonik Pne Company, Ltd. (A)	529	12,434
Woori Financial Group, Inc.	11,908	143,422
Woori Investment Bank Company, Ltd.	16,599	11,520
Woori Technology, Inc. (A)	3,129	5,946
Woorison F&G Company, Ltd.	2,437	5,243
Y G-1 Company, Ltd.	1,316	9,066
YG Entertainment, Inc.	319	14,520
YJM Games Company, Ltd. (A)	1,588	3,738
Youlchon Chemical Company, Ltd.	1,067	19,420
Youngone Corp.	961	35,856
Youngone Holdings Company, Ltd.	249	11,546
Yuanta Securities Korea Company, Ltd.	8,310	21,597
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	53

	Shares	Value
South Korea (continued)
Yuhan Corp.	870	$42,351
Yungjin Pharmaceutical Company, Ltd. (A)	3,547	12,015
Zinus, Inc.	357	17,153
Spain 0.0%		10,598
AmRest Holdings SE (A)	2,461	10,598
Taiwan 17.4%		29,198,691
Abico Avy Company, Ltd.	11,089	8,267
Ability Enterprise Company, Ltd.	24,000	19,488
AcBel Polytech, Inc.	18,000	17,969
Accton Technology Corp.	7,796	61,695
Acer, Inc. (B)	116,510	116,046
ACES Electronic Company, Ltd.	11,000	15,950
Acter Group Corp., Ltd.	1,697	11,838
Addcn Technology Company, Ltd.	2,366	16,532
Advanced Ceramic X Corp.	2,000	16,008
Advanced Energy Solution Holding Company, Ltd.	1,000	38,883
Advanced International Multitech Company, Ltd.	8,000	25,294
Advanced Power Electronics Corp.	6,000	26,536
Advanced Wireless Semiconductor Company	4,000	12,943
Advantech Company, Ltd.	3,738	46,130
Aerospace Industrial Development Corp.	11,000	12,865
AGV Products Corp. (A)	59,000	22,659
Alchip Technologies, Ltd.	1,000	31,766
ALI Corp. (A)	19,000	19,035
Allied Supreme Corp.	2,000	19,702
Allis Electric Company, Ltd.	24,000	23,894
Alltek Technology Corp.	10,598	14,104
Alltop Technology Company, Ltd.	2,000	11,805
Altek Corp.	10,000	13,442
Amazing Microelectronic Corp.	4,740	24,364
AMPOC Far-East Company, Ltd.	7,000	10,022
AmTRAN Technology Company, Ltd.	18,000	8,048
Anpec Electronics Corp.	3,000	21,748
AP Memory Technology Corp.	5,000	49,611
Apex Biotechnology Corp.	8,060	7,191
Apex International Company, Ltd.	9,000	28,138
Arcadyan Technology Corp.	8,898	37,422
Ardentec Corp.	17,363	28,731
ASE Technology Holding Company, Ltd., ADR	48,264	345,088
Asia Cement Corp.	53,608	81,739
Asia Optical Company, Inc.	9,710	22,906
Asia Pacific Telecom Company, Ltd. (A)	116,666	28,497
Asia Polymer Corp.	29,994	30,340
Asia Vital Components Company, Ltd.	10,667	41,164
ASMedia Technology, Inc.	1,000	46,530
ASPEED Technology, Inc.	1,000	79,495
ASROCK, Inc.	3,000	15,746
Asustek Computer, Inc.	13,528	158,386
Aten International Company, Ltd.	4,000	10,855
AU Optronics Corp.	214,000	131,426
Audix Corp.	6,000	10,351
AURAS Technology Company, Ltd.	3,000	19,000
Aurora Corp.	4,000	12,080
54	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Taiwan (continued)
Bank of Kaohsiung Company, Ltd.	42,311	$19,509
Basso Industry Corp.	8,700	13,273
BES Engineering Corp.	45,200	14,334
Bizlink Holding, Inc.	4,064	43,408
Bora Pharmaceuticals Company, Ltd.	4,000	23,021
Brighton-Best International Taiwan, Inc.	9,000	10,812
C Sun Manufacturing, Ltd.	8,000	12,148
Capital Securities Corp.	64,826	32,992
Career Technology MFG. Company, Ltd. (A)	29,599	22,742
Caswell, Inc.	3,000	8,610
Catcher Technology Company, Ltd.	16,000	90,056
Cathay Financial Holding Company, Ltd.	91,161	173,881
Cathay Real Estate Development Company, Ltd.	19,000	11,700
Center Laboratories, Inc.	16,495	33,982
Century Iron & Steel Industrial Company, Ltd.	5,000	19,907
Chailease Holding Company, Ltd.	19,690	151,506
Chang Hwa Commercial Bank, Ltd.	105,741	65,812
Chang Wah Electromaterials, Inc.	14,090	17,847
Chang Wah Technology Company, Ltd.	7,000	22,681
Channel Well Technology Company, Ltd.	7,000	8,646
Charoen Pokphand Enterprise	11,465	32,263
CHC Resources Corp.	7,000	11,534
Cheng Loong Corp.	22,480	23,186
Cheng Mei Materials Technology Corp. (A)	46,050	18,469
Cheng Shin Rubber Industry Company, Ltd.	54,031	65,943
Cheng Uei Precision Industry Company, Ltd.	16,000	19,155
Chia Chang Company, Ltd.	10,000	14,741
Chia Hsin Cement Corp.	17,089	11,007
Chicony Electronics Company, Ltd. (A)	12,455	36,879
Chicony Power Technology Company, Ltd.	12,305	29,971
Chief Telecom, Inc.	3,000	31,451
China Airlines, Ltd.	119,820	111,298
China Bills Finance Corp.	43,000	24,848
China Development Financial Holding Corp.	211,192	117,103
China Electric Manufacturing Corp.	35,000	21,892
China General Plastics Corp.	13,690	14,743
China Man-Made Fiber Corp.	59,001	16,809
China Metal Products Company, Ltd.	14,966	16,585
China Motor Corp.	10,000	21,426
China Petrochemical Development Corp.	171,683	65,533
China Steel Chemical Corp.	6,000	26,368
China Steel Corp.	163,038	193,803
Ching Feng Home Fashions Company, Ltd.	11,000	6,682
Chin-Poon Industrial Company, Ltd.	13,642	14,730
Chipbond Technology Corp.	33,000	78,638
ChipMOS Technologies, Inc.	37,638	62,729
Chong Hong Construction Company, Ltd.	5,024	13,053
Chroma ATE, Inc.	4,440	25,246
Chun Yuan Steel Industry Company, Ltd.	33,381	22,456
Chung Hung Steel Corp.	25,226	28,196
Chung Hwa Food Industrial Company, Ltd.	3,000	11,204
Chung-Hsin Electric & Machinery Manufacturing Corp.	22,000	38,879
Chunghwa Precision Test Tech Company, Ltd.	1,000	16,910
Chunghwa Telecom Company, Ltd.	27,000	117,345
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	55

	Shares	Value
Taiwan (continued)
Cleanaway Company, Ltd.	2,000	$13,311
Clevo Company	17,120	20,198
CMC Magnetics Corp. (A)	29,201	9,022
Compal Electronics, Inc.	114,895	90,753
Compeq Manufacturing Company, Ltd.	33,000	53,467
Concraft Holding Company, Ltd.	5,717	4,648
Continental Holdings Corp.	12,950	13,213
Coremax Corp.	3,990	18,581
Coretronic Corp.	17,000	32,724
Co-Tech Development Corp.	9,000	17,907
CSBC Corp. Taiwan (A)	14,000	9,427
CTBC Financial Holding Company, Ltd.	331,967	308,275
CTCI Corp.	17,000	27,294
Cub Elecparts, Inc.	2,039	10,468
CyberPower Systems, Inc.	4,000	10,064
CyberTAN Technology, Inc.	23,000	18,545
DA CIN Construction Company, Ltd.	11,000	11,877
Da-Li Development Company, Ltd. (A)	5,000	5,253
Darfon Electronics Corp.	7,000	10,491
Delta Electronics, Inc.	20,253	166,646
Depo Auto Parts Industrial Company, Ltd.	8,000	18,742
Dimerco Data System Corp.	6,000	14,790
Dimerco Express Corp.	6,000	22,248
D-Link Corp.	19,004	10,116
Dynamic Electronics Company, Ltd.	31,000	26,692
Dynapack International Technology Corp.	5,000	13,690
E Ink Holdings, Inc.	9,000	62,595
E.Sun Financial Holding Company, Ltd.	115,823	121,380
Eastern Media International Corp.	30,334	27,988
Eclat Textile Company, Ltd.	2,532	43,070
ECOVE Environment Corp.	3,000	25,381
Edom Technology Company, Ltd.	10,000	12,011
Egis Technology, Inc.	4,000	14,547
Elan Microelectronics Corp.	10,400	52,984
E-LIFE MALL Corp.	6,000	17,947
Elite Advanced Laser Corp.	9,000	13,942
Elite Material Company, Ltd.	6,831	54,364
Elite Semiconductor Microelectronics Technology, Inc.	7,000	29,502
Elitegroup Computer Systems Company, Ltd.	15,000	10,439
eMemory Technology, Inc.	2,000	104,987
Ennoconn Corp.	3,000	21,411
Ennostar, Inc. (A)	17,605	38,250
EnTie Commercial Bank Company, Ltd.	52,000	28,231
Episil-Precision, Inc.	7,000	24,831
Eris Technology Corp.	3,000	35,701
Eternal Materials Company, Ltd.	34,966	42,331
Etron Technology, Inc. (A)	9,000	21,213
Eva Airways Corp.	82,332	96,204
Everest Textile Company, Ltd. (A)	50,000	13,834
Evergreen International Storage & Transport Corp.	15,320	19,335
Evergreen Marine Corp. Taiwan, Ltd.	74,182	355,303
Evergreen Steel Corp.	12,000	25,048
Everlight Chemical Industrial Corp.	26,000	21,283
Everlight Electronics Company, Ltd.	16,000	24,547
56	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Taiwan (continued)
Far Eastern Department Stores, Ltd.	54,558	$38,647
Far Eastern International Bank	114,567	45,612
Far Eastern New Century Corp.	74,878	78,452
Far EasTone Telecommunications Company, Ltd.	53,000	145,095
Faraday Technology Corp.	3,000	24,546
Farglory F T Z Investment Holding Company, Ltd.	11,000	19,960
Farglory Land Development Company, Ltd.	10,526	23,728
Federal Corp.	21,137	17,770
Feng Hsin Steel Company, Ltd.	17,000	46,192
Feng TAY Enterprise Company, Ltd.	8,494	55,014
First Financial Holding Company, Ltd.	181,746	170,501
First Hotel	14,923	7,180
First Steamship Company, Ltd. (A)	31,479	11,673
Fittech Company, Ltd.	3,000	16,566
FLEXium Interconnect, Inc. (A)	14,352	49,890
Flytech Technology Company, Ltd.	6,125	16,380
Formosa Advanced Technologies Company, Ltd.	9,000	12,509
Formosa Chemicals & Fibre Corp.	48,440	136,448
Formosa International Hotels Corp.	4,000	23,512
Formosa Laboratories, Inc.	9,000	15,146
Formosa Petrochemical Corp.	12,000	39,907
Formosa Plastics Corp.	40,880	147,422
Formosa Sumco Technology Corp.	2,000	17,717
Formosa Taffeta Company, Ltd.	32,000	29,810
Formosan Rubber Group, Inc.	18,180	13,616
Formosan Union Chemical	26,000	22,935
Foxconn Technology Company, Ltd.	21,617	40,424
Foxsemicon Integrated Technology, Inc.	2,427	18,472
FSP Technology, Inc.	8,000	11,712
Fubon Financial Holding Company, Ltd.	98,358	215,677
Fulgent Sun International Holding Company, Ltd.	4,112	21,501
Fulltech Fiber Glass Corp.	33,357	16,305
Fusheng Precision Company, Ltd.	3,000	21,087
Fwusow Industry Company, Ltd.	21,000	16,608
G Shank Enterprise Company, Ltd.	8,000	13,731
Gallant Precision Machining Company, Ltd.	14,000	14,330
Gamania Digital Entertainment Company, Ltd.	7,000	16,347
GEM Services, Inc.	7,000	20,159
Gemtek Technology Corp.	26,496	26,428
General Interface Solution Holding, Ltd.	14,000	43,614
Genius Electronic Optical Company, Ltd.	2,952	41,856
GeoVision, Inc.	1,703	2,089
Getac Holdings Corp.	20,000	31,227
GFC, Ltd.	6,000	14,346
Giant Manufacturing Company, Ltd.	9,000	81,165
Gigabyte Technology Company, Ltd.	17,719	68,458
Global Brands Manufacture, Ltd.	14,362	15,245
Global Mixed Mode Technology, Inc.	2,000	15,228
Global PMX Company, Ltd.	2,000	10,533
Global Unichip Corp.	2,000	37,652
Globalwafers Company, Ltd.	6,000	128,738
Globe Union Industrial Corp.	22,000	9,223
Gloria Material Technology Corp.	22,000	22,238
Gold Circuit Electronics, Ltd.	9,000	25,022
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	57

	Shares	Value
Taiwan (continued)
Goldsun Building Materials Company, Ltd.	52,208	$48,652
Gourmet Master Company, Ltd.	4,000	13,084
Grand Pacific Petrochemical	48,000	40,299
Grand Process Technology Corp.	2,000	21,083
Grape King Bio, Ltd.	7,000	34,209
Great Taipei Gas Company, Ltd.	25,000	28,362
Great Tree Pharmacy Company, Ltd.	3,000	30,519
Great Wall Enterprise Company, Ltd.	25,036	42,488
Greatek Electronics, Inc.	11,000	27,127
Hannstar Board Corp.	23,213	29,122
HannStar Display Corp.	21,980	9,399
HannsTouch Solution, Inc.	42,000	16,764
Hey Song Corp.	18,250	21,930
Highwealth Construction Corp.	25,446	40,639
Hitron Technology, Inc.	8,267	5,648
Hiwin Technologies Corp.	3,963	30,506
Ho Tung Chemical Corp.	55,773	19,022
Holtek Semiconductor, Inc.	5,000	17,093
Holy Stone Enterprise Company, Ltd.	7,000	26,968
Hon Hai Precision Industry Company, Ltd.	161,352	625,614
Hong TAI Electric Industrial	29,000	24,464
Horizon Securities Company, Ltd.	41,000	21,583
Hota Industrial Manufacturing Company, Ltd.	13,309	34,458
Hotai Finance Company, Ltd.	4,000	14,112
Hotai Motor Company, Ltd.	4,000	86,556
Hsin Kuang Steel Company, Ltd.	9,000	15,368
HTC Corp. (A)	26,700	45,648
Hu Lane Associate, Inc.	3,000	12,962
HUA ENG Wire & Cable Company, Ltd.	36,000	23,521
Hua Nan Financial Holdings Company, Ltd.	140,604	114,690
Huaku Development Company, Ltd.	12,353	40,116
Hung Ching Development & Construction Company, Ltd.	14,000	12,905
Ibase Technology, Inc.	10,000	16,924
IBF Financial Holdings Company, Ltd.	81,474	43,713
Ichia Technologies, Inc.	19,000	10,180
Innodisk Corp.	2,600	17,825
Innolux Corp.	304,219	145,074
Inpaq Technology Company, Ltd. (A)	6,650	13,000
International CSRC Investment Holdings Company	35,797	26,203
International Games System Company, Ltd.	2,000	51,575
Inventec Corp.	49,705	43,946
ITE Technology, Inc.	6,000	20,666
ITEQ Corp.	12,626	46,441
Jentech Precision Industrial Company, Ltd.	2,000	24,170
Johnson Health Tech Company, Ltd.	9,000	16,362
Jourdeness Group, Ltd.	3,000	6,513
Kaimei Electronic Corp.	2,865	6,607
Kedge Construction Company, Ltd.	7,000	13,132
KEE TAI Properties Company, Ltd.	24,973	11,266
Kenda Rubber Industrial Company, Ltd.	17,947	19,137
Kenmec Mechanical Engineering Company, Ltd. (A)	18,000	16,308
Kerry TJ Logistics Company, Ltd.	9,000	13,260
Keystone Microtech Corp.	2,000	17,277
Kindom Development Company, Ltd.	11,000	13,109
58	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Taiwan (continued)
King Slide Works Company, Ltd.	2,000	$30,785
King Yuan Electronics Company, Ltd.	47,762	75,039
King’s Town Bank Company, Ltd.	37,000	45,653
Kinik Company	6,000	31,992
Kinpo Electronics, Inc.	52,724	24,799
Kinsus Interconnect Technology Corp.	9,000	53,457
KMC Kuei Meng International, Inc.	3,000	17,607
KS Terminals, Inc.	7,000	18,671
Kung Long Batteries Industrial Company, Ltd.	3,000	14,037
Kung Sing Engineering Corp. (A)	37,000	9,264
Kwong Lung Enterprise Company, Ltd.	7,000	10,616
L&K Engineering Company, Ltd.	11,000	11,913
LandMark Optoelectronics Corp.	2,000	9,986
Largan Precision Company, Ltd.	2,000	114,461
Lealea Enterprise Company, Ltd.	28,863	10,692
Lelon Electronics Corp.	10,000	22,105
Lian HWA Food Corp.	7,000	20,305
Lida Holdings, Ltd.	4,640	4,721
Lien Hwa Industrial Holdings Corp.	14,109	27,958
Lingsen Precision Industries, Ltd.	26,000	19,092
Lite-On Technology Corp.	44,250	95,728
Long Da Construction & Development Corp.	21,000	15,967
Longchen Paper & Packaging Company, Ltd.	46,265	29,003
Lotes Company, Ltd.	1,199	32,487
Lumax International Corp., Ltd.	6,855	16,482
Lung Yen Life Service Corp.	14,000	22,782
Machvision, Inc.	2,079	13,527
Macroblock, Inc.	3,000	17,165
Macronix International Company, Ltd.	55,706	75,207
Makalot Industrial Company, Ltd.	8,247	46,244
Marketech International Corp.	4,000	17,944
Materials Analysis Technology, Inc.	5,000	21,115
Mechema Chemicals International Corp.	5,000	23,892
MediaTek, Inc.	14,000	432,896
Mega Financial Holding Company, Ltd.	101,531	134,883
Mercuries & Associates Holding, Ltd.	15,000	10,133
Mercuries Life Insurance Company, Ltd. (A)	79,614	19,704
Merida Industry Company, Ltd.	3,162	28,206
Merry Electronics Company, Ltd.	6,128	17,259
Micro-Star International Company, Ltd.	21,488	99,073
Mildef Crete, Inc.	4,000	6,759
Mirle Automation Corp.	15,000	21,004
Mitac Holdings Corp.	38,448	36,995
momo.com, Inc.	1,300	37,103
Mosa Industrial Corp.	12,000	13,104
MPI Corp.	6,000	21,659
Namchow Holdings Company, Ltd.	12,000	19,585
Nan Ya Plastics Corp.	78,860	230,672
Nan Ya Printed Circuit Board Corp.	2,000	26,800
Nantex Industry Company, Ltd.	10,039	17,718
Nanya Technology Corp.	24,985	57,021
National Petroleum Company, Ltd.	9,000	15,096
Nichidenbo Corp.	6,000	11,225
Nien Made Enterprise Company, Ltd.	5,000	54,061
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	59

	Shares	Value
Taiwan (continued)
Novatek Microelectronics Corp.	15,000	$207,784
Nuvoton Technology Corp.	5,000	29,521
O-Bank Company, Ltd.	100,562	30,431
Ocean Plastics Company, Ltd.	10,000	11,152
Oneness Biotech Company, Ltd. (A)	3,000	19,520
OptoTech Corp.	23,033	39,550
Orient Semiconductor Electronics, Ltd. (A)	13,000	9,465
Oriental Union Chemical Corp.	36,300	24,508
O-TA Precision Industry Company, Ltd.	5,000	24,635
Pacific Hospital Supply Company, Ltd.	5,498	13,351
Pan-International Industrial Corp.	9,443	12,534
PChome Online, Inc.	7,000	17,812
PCL Technologies, Inc.	3,282	8,970
Pegatron Corp.	56,321	134,409
Pegavision Corp.	1,000	15,092
PharmaEssentia Corp. (A)	3,000	36,480
Pharmally International Holding Company, Ltd. (A)(D)	3,533	2,411
Phison Electronics Corp.	3,000	40,587
Pixart Imaging, Inc.	4,000	15,939
Polytronics Technology Corp.	4,188	11,956
Pou Chen Corp.	60,448	64,874
Power Wind Health Industry, Inc.	3,150	13,670
Powerchip Semiconductor Manufacturing Corp. (B)	71,000	140,776
Powertech Technology, Inc.	33,000	110,777
Poya International Company, Ltd.	1,922	18,967
President Chain Store Corp.	12,000	113,569
President Securities Corp.	29,515	19,022
Primax Electronics, Ltd.	18,000	38,051
Prince Housing & Development Corp.	37,943	16,030
Prodisc Technology, Inc. (A)(D)	540,000	0
Promate Electronic Company, Ltd.	7,000	10,351
Prosperity Dielectrics Company, Ltd.	7,000	11,969
Qisda Corp.	45,440	45,458
Quanta Computer, Inc.	35,000	95,508
Quanta Storage, Inc.	14,000	18,819
Quintain Steel Company, Ltd.	29,000	15,630
Radiant Opto-Electronics Corp.	17,343	62,151
Radium Life Tech Company, Ltd.	42,476	14,072
RDC Semiconductor Company, Ltd. (A)	2,000	26,488
Realtek Semiconductor Corp.	11,706	177,669
Rechi Precision Company, Ltd.	22,000	13,310
Rexon Industrial Corp, Ltd.	9,000	12,267
Rich Development Company, Ltd.	36,000	11,037
Ritek Corp. (A)	29,707	9,115
Roo Hsing Company, Ltd. (A)	48,000	8,288
Ruentex Development Company, Ltd.	31,304	82,714
Ruentex Engineering & Construction Company	3,000	11,463
Ruentex Industries, Ltd.	14,664	42,648
Run Long Construction Company, Ltd.	5,000	12,100
Sampo Corp.	16,197	17,115
San Shing Fastech Corp.	7,000	13,827
Sanyang Motor Company, Ltd.	19,389	20,905
Savior Lifetec Corp. (A)	36,000	20,624
SCI Pharmtech, Inc.	4,800	13,742
60	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Taiwan (continued)
SDI Corp.	4,000	$20,773
Sensortek Technology Corp.	1,000	11,659
Sercomm Corp.	8,000	21,761
Shan-Loong Transportation Company, Ltd.	8,000	10,017
Shih Wei Navigation Company, Ltd. (A)	13,000	19,767
Shihlin Electric & Engineering Corp.	13,213	27,545
Shihlin Paper Corp. (A)	6,000	12,055
Shin Foong Specialty & Applied Materials Company, Ltd.	4,000	13,443
Shin Hai Gas Corp.	2,491	4,354
Shin Kong Financial Holding Company, Ltd.	247,171	78,518
Shin Zu Shing Company, Ltd.	9,301	27,528
Shining Building Business Company, Ltd. (A)	29,397	9,917
Shinkong Insurance Company, Ltd.	9,000	16,623
Shinkong Synthetic Fibers Corp.	52,287	34,741
Shinkong Textile Company, Ltd.	22,000	31,738
Shiny Chemical Industrial Company, Ltd.	3,937	29,112
Shuttle, Inc. (A)	28,000	13,098
Sigurd Microelectronics Corp.	18,842	38,456
Silicon Integrated Systems Corp.	15,000	11,874
Simplo Technology Company, Ltd.	6,520	67,302
Sinbon Electronics Company, Ltd.	4,043	35,962
Sincere Navigation Corp.	13,930	12,830
Sino-American Electronic Company, Ltd. (A)(D)	10,961	0
Sino-American Silicon Products, Inc.	14,000	82,896
Sinon Corp.	15,000	17,098
SinoPac Financial Holdings Company, Ltd.	193,419	120,351
Sinphar Pharmaceutical Company, Ltd. (A)	22,000	21,205
Sinyi Realty, Inc.	20,000	24,140
Sitronix Technology Corp.	3,000	26,434
Siward Crystal Technology Company, Ltd.	10,000	13,096
Solar Applied Materials Technology Corp.	12,000	19,733
Sonix Technology Company, Ltd.	7,000	18,506
Sporton International, Inc.	2,933	19,678
St. Shine Optical Company, Ltd.	2,000	19,661
Standard Foods Corp.	15,221	24,900
Stark Technology, Inc.	7,000	21,741
Sunny Friend Environmental Technology Company, Ltd.	3,000	21,280
Sunonwealth Electric Machine Industry Company, Ltd.	11,000	14,504
Sunplus Technology Company, Ltd.	15,000	18,929
Supreme Electronics Company, Ltd. (A)	25,309	41,482
Swancor Holding Company, Ltd.	7,000	31,429
Syncmold Enterprise Corp.	5,000	11,526
Synnex Technology International Corp.	36,188	87,071
Systex Corp.	5,000	13,563
TA Chen Stainless Pipe	69,559	103,218
Ta Ya Electric Wire & Cable	24,000	21,721
TA-I Technology Company, Ltd.	10,000	19,036
Taichung Commercial Bank Company, Ltd.	129,756	62,147
TaiDoc Technology Corp.	4,000	30,677
Taiflex Scientific Company, Ltd.	10,000	16,248
Tainan Spinning Company, Ltd.	25,397	17,589
Taishin Financial Holding Company, Ltd.	180,216	110,819
Taiwan Business Bank	178,441	75,200
Taiwan Cement Corp.	91,296	133,740
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	61

	Shares	Value
Taiwan (continued)
Taiwan Cogeneration Corp.	12,137	$16,086
Taiwan Cooperative Financial Holding Company, Ltd.	171,056	165,056
Taiwan FamilyMart Company, Ltd.	2,000	12,969
Taiwan Fertilizer Company, Ltd.	24,000	57,535
Taiwan FU Hsing Industrial Company, Ltd.	7,000	9,983
Taiwan Glass Industry Corp.	35,894	27,991
Taiwan High Speed Rail Corp.	46,000	43,768
Taiwan Hon Chuan Enterprise Company, Ltd.	15,329	39,323
Taiwan Hopax Chemicals Manufacturing Company, Ltd.	9,000	14,898
Taiwan Kolin Company, Ltd. (A)(D)	400,000	0
Taiwan Land Development Corp. (A)(D)	58,353	4,041
Taiwan Mobile Company, Ltd.	38,700	143,807
Taiwan Navigation Company, Ltd.	16,000	20,326
Taiwan Paiho, Ltd.	15,342	35,778
Taiwan PCB Techvest Company, Ltd.	14,000	25,691
Taiwan Sakura Corp.	10,000	22,501
Taiwan Secom Company, Ltd.	8,430	31,899
Taiwan Semiconductor Company, Ltd.	8,000	22,964
Taiwan Semiconductor Manufacturing Company, Ltd.	413,000	7,810,213
Taiwan Shin Kong Security Company, Ltd.	13,724	19,375
Taiwan Styrene Monomer	16,821	9,097
Taiwan Surface Mounting Technology Corp.	8,636	33,017
Taiwan TEA Corp. (A)	18,723	12,176
Taiwan Union Technology Corp.	10,000	26,375
Tatung Company, Ltd. (A)	26,526	32,136
TCI Company, Ltd.	3,977	21,470
Teco Electric & Machinery Company, Ltd.	42,109	44,690
Test Research, Inc.	9,000	20,581
The Ambassador Hotel (A)	17,000	18,726
The Shanghai Commercial & Savings Bank, Ltd.	36,000	62,467
Thinking Electronic Industrial Company, Ltd.	4,000	19,552
Thye Ming Industrial Company, Ltd.	14,000	21,647
Ton Yi Industrial Corp.	45,000	25,093
Tong Hsing Electronic Industries, Ltd.	2,913	25,525
Tong Yang Industry Company, Ltd.	26,043	35,748
Tong-Tai Machine & Tool Company, Ltd.	24,000	12,363
Topco Scientific Company, Ltd.	5,048	28,978
Topkey Corp.	2,000	8,865
Topoint Technology Company, Ltd.	16,000	18,877
TPK Holding Company, Ltd.	23,000	26,932
Trade-Van Information Services Company	6,000	11,785
Transcend Information, Inc.	4,000	9,906
Tripod Technology Corp.	13,770	54,962
TSRC Corp.	25,706	26,326
Ttet Union Corp.	4,000	21,190
TTY Biopharm Company, Ltd.	10,094	23,933
Tung Ho Steel Enterprise Corp.	15,502	33,780
Tung Thih Electronic Company, Ltd.	4,000	24,757
TXC Corp.	10,659	35,321
TYC Brother Industrial Company, Ltd.	16,531	15,533
Tycoons Group Enterprise (A)	23,000	8,052
Tyntek Corp.	12,000	9,236
U-Ming Marine Transport Corp.	18,000	36,259
Unimicron Technology Corp.	16,855	123,709
62	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Taiwan (continued)
Union Bank of Taiwan	63,530	$32,389
Uni-President Enterprises Corp.	60,803	140,693
Unitech Computer Company, Ltd.	9,000	10,671
Unitech Printed Circuit Board Corp. (A)	17,326	10,070
United Integrated Services Company, Ltd.	8,200	50,765
United Microelectronics Corp.	210,468	370,868
United Renewable Energy Company, Ltd. (A)	50,337	36,769
Universal Cement Corp.	20,819	15,713
Universal Vision Biotechnology Company, Ltd.	3,000	26,714
Unizyx Holding Corp. (A)	10,000	9,434
UPC Technology Corp.	31,164	18,282
UPI Semiconductor Corp.	1,000	20,808
USI Corp.	27,318	23,860
Vanguard International Semiconductor Corp.	31,000	113,708
Ve Wong Corp.	9,450	10,874
Ventec International Group Company, Ltd.	4,000	12,916
VIA Labs, Inc.	3,000	34,566
Visual Photonics Epitaxy Company, Ltd.	4,275	14,207
Voltronic Power Technology Corp.	1,360	68,734
Wafer Works Corp.	23,007	49,124
Wah Lee Industrial Corp.	8,160	28,964
Walsin Lihwa Corp.	53,000	85,228
Walsin Technology Corp.	11,805	46,682
Walton Advanced Engineering, Inc.	37,000	18,679
Wan Hai Lines, Ltd.	20,437	109,391
WAN HWA Enterprise Company	2,975	1,228
Wei Chuan Foods Corp.	24,000	17,241
Weikeng Industrial Company, Ltd.	20,000	21,297
Win Semiconductors Corp.	7,582	58,546
Winbond Electronics Corp.	92,519	92,360
Wintek Corp. (A)(D)	819,661	0
Wisdom Marine Lines Company, Ltd.	14,372	47,873
Wistron Corp.	106,382	103,678
Wistron NeWeb Corp.	13,483	29,944
Wiwynn Corp. (B)	2,000	63,009
Wowprime Corp.	5,000	19,917
WPG Holdings, Ltd.	35,779	64,888
WT Microelectronics Company, Ltd.	17,497	45,001
XinTec, Inc.	7,000	35,282
Xxentria Technology Materials Corp.	6,124	14,161
Yageo Corp.	9,939	137,475
Yang Ming Marine Transport Corp. (A)	52,613	223,435
YC INOX Company, Ltd.	19,000	19,979
Yem Chio Company, Ltd.	24,000	13,060
YFY, Inc.	41,614	41,070
Yieh Phui Enterprise Company, Ltd.	22,896	16,035
Youngtek Electronics Corp.	5,058	13,123
Yuanta Financial Holding Company, Ltd.	168,663	140,787
Yuen Foong Yu Consumer Products Company, Ltd.	6,000	8,963
Yulon Finance Corp.	6,141	45,801
Yulon Motor Company, Ltd.	21,810	33,242
Yungshin Construction & Development Company, Ltd.	9,000	20,132
Zeng Hsing Industrial Company, Ltd.	3,000	14,293
Zenitron Corp.	16,000	20,685
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	63

	Shares	Value
Taiwan (continued)
Zero One Technology Company, Ltd.	14,000	$20,017
Zhen Ding Technology Holding, Ltd.	23,050	95,301
Zig Sheng Industrial Company, Ltd.	37,000	17,155
Zinwell Corp. (A)	19,000	10,993
ZongTai Real Estate Development Company, Ltd.	16,000	19,873
Thailand 2.5%		4,157,680
AAPICO Hitech PCL	12,870	9,025
Absolute Clean Energy PCL	104,700	8,926
Advanced Info Service PCL	16,091	101,931
Advanced Information Technology PCL	78,900	15,990
AEON Thana Sinsap Thailand PCL, NVDR	2,900	16,169
Airports of Thailand PCL (A)	28,000	57,043
Allianz Ayudhya Capital PCL	12,100	16,499
Amata Corp. PCL	40,900	23,995
AP Thailand PCL	139,778	45,738
Asia Plus Group Holdings PCL	106,500	10,141
Asset World Corp. PCL	161,000	23,995
B Grimm Power PCL	18,300	18,411
Bangchak Corp. PCL	70,500	67,663
Bangkok Airways PCL (A)	63,400	19,834
Bangkok Bank PCL	16,005	61,215
Bangkok Chain Hospital PCL	43,625	25,898
Bangkok Commercial Asset Management PCL	37,900	20,693
Bangkok Dusit Medical Services PCL	50,300	37,840
Bangkok Expressway & Metro PCL	157,225	41,990
Bangkok Insurance PCL	4,870	38,290
Bangkok Land PCL	480,800	14,201
Bangkok Life Assurance PCL, NVDR	15,160	17,312
Banpu PCL	120,666	43,684
Banpu Power PCL	31,100	14,439
BCPG PCL	40,400	13,925
BEC World PCL	54,300	24,611
Berli Jucker PCL	26,500	28,046
Better World Green PCL (A)	256,000	7,181
BTS Group Holdings PCL	100,400	26,084
Bumrungrad Hospital PCL	6,300	32,125
Business Online PCL	27,600	9,318
Cal-Comp Electronics Thailand PCL	295,398	21,624
Carabao Group PCL	4,100	13,210
Central Pattana PCL	23,800	44,627
Central Retail Corp. PCL	29,700	32,957
CH Karnchang PCL	59,423	36,228
Charoen Pokphand Foods PCL	132,033	100,119
Chularat Hospital PCL	197,600	21,471
CK Power PCL	144,900	23,050
Com7 PCL	24,800	27,325
CP ALL PCL	30,600	59,188
Delta Electronics Thailand PCL	3,200	32,164
Dhipaya Group Holdings PCL (A)	23,600	45,465
Dohome PCL	25,320	14,054
Dynasty Ceramic PCL	351,500	29,370
Earth Tech Environment PCL (A)	94,000	10,531
Eastern Polymer Group PCL	43,500	12,813
64	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Thailand (continued)
Eastern Water Resources Development & Management PCL	35,400	$6,521
Electricity Generating PCL	6,200	32,580
Energy Absolute PCL	13,000	35,900
Esso Thailand PCL (A)	79,000	23,686
Forth Corp. PCL	16,900	23,861
GFPT PCL	38,500	18,772
Global Power Synergy PCL	17,182	33,435
Group Lease PCL, NVDR (A)(D)	54,000	1,026
Gulf Energy Development PCL	30,800	43,599
Gunkul Engineering PCL	209,600	35,375
Hana Microelectronics PCL	18,600	25,432
Home Product Center PCL	94,312	40,934
Ichitan Group PCL	65,300	18,182
Indorama Ventures PCL	35,500	50,933
Intouch Holdings PCL	3,700	7,730
IRPC PCL	400,700	40,388
Italian-Thai Development PCL (A)	329,300	19,021
Jasmine International PCL (A)	184,138	18,818
Jasmine Technology Solution PCL (A)	700	6,362
JMT Network Services PCL	12,139	27,413
Kang Yong Electric PCL	130	1,352
KCE Electronics PCL	16,000	30,797
KGI Securities Thailand PCL	132,500	20,515
Khon Kaen Sugar Industry PCL	145,500	16,472
Kiatnakin Phatra Bank PCL	10,300	21,661
Krung Thai Bank PCL	37,450	16,513
Krungthai Card PCL	20,700	36,995
Lalin Property PCL	77,500	21,430
Land & Houses PCL	190,300	49,764
LH Financial Group PCL	157,800	5,948
LPN Development PCL	58,200	7,958
Major Cineplex Group PCL	18,600	11,612
MBK PCL (A)	29,028	12,124
MCS Steel PCL	53,400	19,657
Mega Lifesciences PCL	11,600	17,634
Minor International PCL (A)	24,400	24,926
MK Restaurants Group PCL	12,000	18,493
Muangthai Capital PCL	13,900	19,966
Northeast Rubber PCL	79,900	15,878
Origin Property PCL	40,350	12,828
Osotspa PCL	35,900	36,395
PCS Machine Group Holding PCL	53,400	7,948
Plan B Media PCL (A)	125,064	28,498
Polyplex Thailand PCL	14,100	10,130
Precious Shipping PCL	24,200	13,991
Prima Marine PCL	49,900	8,961
Pruksa Holding PCL	26,800	10,559
PTG Energy PCL	31,400	13,376
PTT Exploration & Production PCL	32,528	160,149
PTT Global Chemical PCL	23,492	33,051
PTT PCL	215,800	240,305
Quality Houses PCL	489,271	31,721
Rajthanee Hospital PCL	9,500	9,859
Ratch Group PCL	21,600	26,370
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	65

	Shares	Value
Thailand (continued)
Ratchthani Leasing PCL	163,218	$21,704
Regional Container Lines PCL	18,700	25,243
Rojana Industrial Park PCL	52,700	9,624
RS PCL	16,600	7,702
Sabina PCL	12,700	8,789
Saha-Union PCL	53,300	49,848
Samart Corp. PCL (A)	27,900	4,896
Sansiri PCL	773,509	25,745
SCB X PCL	11,231	37,087
SCG Packaging PCL	11,300	18,718
Sermsang Power Corp. Company, Ltd.	25,410	7,331
Siam City Cement PCL	2,541	11,617
Siam Global House PCL	36,256	22,364
Siamgas & Petrochemicals PCL	54,100	18,483
Sikarin PCL	25,200	10,597
Singha Estate PCL (A)	157,900	9,179
Sino-Thai Engineering & Construction PCL	50,900	19,441
Somboon Advance Technology PCL	19,007	10,759
SPCG PCL	38,800	19,371
Sri Trang Agro-Industry PCL	44,300	31,899
Sri Trang Gloves Thailand PCL	39,100	22,931
Srisawad Corp. PCL	22,700	36,755
Star Petroleum Refining PCL	71,900	25,621
STARK Corp. PCL (A)	185,900	26,922
Supalai PCL	80,550	48,019
Super Energy Corp. PCL	697,500	17,305
Tata Steel Thailand PCL	488,800	19,720
Thai Oil PCL	34,300	57,592
Thai Stanley Electric PCL	4,000	20,728
Thai Union Group PCL	63,100	31,679
Thai Vegetable Oil PCL	23,500	22,306
Thaicom PCL	15,900	4,323
Thaifoods Group PCL	112,700	16,939
The Siam Cement PCL	11,150	121,004
Thonburi Healthcare Group PCL	9,200	20,146
Thoresen Thai Agencies PCL	116,000	34,169
Tipco Asphalt PCL, NVDR	31,100	15,265
Tisco Financial Group PCL	8,100	21,703
TMBThanachart Bank PCL	368,010	13,627
TOA Paint Thailand PCL	10,900	9,136
Total Access Communication PCL, NVDR	22,200	27,832
TPI Polene PCL	404,300	19,004
TPI Polene Power PCL	106,000	11,521
TQM Corp. PCL	14,600	20,329
True Corp. PCL	512,588	65,803
TTW PCL	49,900	16,036
U City PCL (A)	237,300	9,901
Unique Engineering & Construction PCL (A)	61,580	8,962
United Power of Asia PCL (A)	14,200	182
Univanich Palm Oil PCL	42,900	11,539
Vanachai Group PCL	92,900	23,086
Vibhavadi Medical Center PCL	299,500	22,572
WHA Corp. PCL	174,900	16,335
Workpoint Entertainment PCL	11,640	8,079
66	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Turkey 0.4%		$730,189
Akbank TAS	67,088	34,045
Aksa Akrilik Kimya Sanayii AS	9,180	32,615
Anadolu Anonim Turk Sigorta Sirketi (A)	15,271	5,308
Arcelik AS	4,380	20,779
Aselsan Elektronik Sanayi Ve Ticaret AS	9,214	13,723
Bera Holding AS (A)	6,956	4,270
BIM Birlesik Magazalar AS	8,299	41,719
Borusan Yatirim ve Pazarlama AS	11	262
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	1,525	3,296
Coca-Cola Icecek AS	2,666	21,148
Enka Insaat ve Sanayi AS	26,613	25,549
Eregli Demir ve Celik Fabrikalari TAS	16,833	35,024
Ford Otomotiv Sanayi AS	1,299	24,411
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(D)	54,847	316
Hektas Ticaret TAS (A)	21,125	40,294
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS (A)	8,657	10,761
Is Yatirim Menkul Degerler AS	9,331	11,101
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (A)	37,562	33,731
KOC Holding AS	12,619	30,895
Koza Altin Isletmeleri AS (A)	997	12,009
Koza Anadolu Metal Madencilik Isletmeleri AS (A)	8,796	16,105
Migros Ticaret AS (A)	5,109	13,864
Otokar Otomotiv Ve Savunma Sanayi A.S.	263	6,891
Pegasus Hava Tasimaciligi AS (A)	1,333	11,569
Petkim Petrokimya Holding AS (A)	35,494	21,453
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	8,941	10,506
Sasa Polyester Sanayi AS (A)	10,213	22,549
TAV Havalimanlari Holding AS (A)	6,086	16,845
Tofas Turk Otomobil Fabrikasi AS	4,325	19,984
Turk Hava Yollari AO (A)	12,832	39,036
Turk Telekomunikasyon AS	16,647	9,931
Turk Traktor ve Ziraat Makineleri AS	447	6,604
Turkcell Iletisim Hizmetleri AS	33,861	39,899
Turkiye Petrol Rafinerileri AS (A)	1,496	24,271
Turkiye Sise ve Cam Fabrikalari AS	15,535	19,864
Turkiye Vakiflar Bankasi TAO, Class D (A)	34,357	8,945
Ulker Biskuvi Sanayi AS (A)	4,197	4,036
Vestel Elektronik Sanayi ve Ticaret AS	3,881	6,377
Yapi ve Kredi Bankasi AS	46,073	12,954
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	10,687	9,111
Zorlu Enerji Elektrik Uretim AS (A)	63,428	8,139
Ukraine 0.0%		16,859
Kernel Holding SA	2,666	16,859
United Arab Emirates 1.0%		1,743,611
Abu Dhabi Commercial Bank PJSC	39,672	107,891
Abu Dhabi Islamic Bank PJSC	58,582	132,864
Abu Dhabi National Insurance Company PSC	12,053	20,011
Abu Dhabi National Oil Company for Distribution PJSC	40,263	45,925
Agthia Group PJSC	16,010	21,555
Air Arabia PJSC	91,308	49,876
Ajman Bank PJSC (A)	106,389	22,081
Aldar Properties PJSC	78,822	113,488
Amanat Holdings PJSC	67,383	19,041
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	67

	Shares	Value
United Arab Emirates (continued)
Apex Investment Company PSC (A)	3,478	$4,980
Aramex PJSC	37,355	39,393
Arkan Building Materials Company (A)	55,892	18,988
Dana Gas PJSC	170,647	50,105
Deyaar Development PJSC (A)	272,075	29,878
Dubai Financial Market PJSC	36,963	21,658
Dubai Investments PJSC	82,070	51,309
Dubai Islamic Bank PJSC	47,508	76,948
Emaar Development PJSC (A)	31,923	38,382
Emaar Properties PJSC	78,753	122,303
Emirates Integrated Telecommunications Company PJSC	30,997	50,510
Emirates NBD Bank PJSC	18,063	64,660
Emirates Telecommunications Group Company PJSC	37,598	310,318
Eshraq Investments PJSC (A)	238,367	26,076
First Abu Dhabi Bank PJSC	41,548	242,727
Gulf Pharmaceutical Industries PSC (A)	43,334	15,222
RAK Properties PJSC (A)	63,646	11,847
Ras Al Khaimah Ceramics	21,048	16,980
SHUAA Capital PSC (A)	124,409	18,595
United States 0.1%		196,712
BeiGene, Ltd. (A)(B)	5,400	58,685
Nexteer Automotive Group, Ltd.	54,000	34,868

Parade Technologies, Ltd.	2,000	103,159
Preferred securities 1.3%		$2,180,639
(Cost $1,407,672)
Brazil 1.1%		1,873,812
Alpargatas SA	4,423	20,242
Banco ABC Brasil SA	5,383	18,134
Banco Bradesco SA	33,272	143,517
Banco do Estado do Rio Grande do Sul SA, B Shares	6,855	14,871
Banco Inter SA (C)	9,109	8,165
Banco Pan SA	5,944	9,981
Centrais Eletricas Brasileiras SA, B Shares	3,254	28,503
Centrais Eletricas Santa Catarina	900	11,173
Cia de Saneamento do Parana	48,343	40,485
Cia de Transmissao de Energia Eletrica Paulista	8,072	41,239
Cia Energetica de Minas Gerais	21,655	53,084
Cia Ferro Ligas da Bahia	1,876	22,299
Cia Paranaense de Energia, B Shares	26,300	40,785
Gerdau SA	18,000	110,480
Itau Unibanco Holding SA	44,280	243,735
Marcopolo SA	33,745	20,378
Petroleo Brasileiro SA	142,938	904,087
Randon SA Implementos e Participacoes	12,025	25,884
Taurus Armas SA	3,300	13,769
Unipar Carbocloro SA, B Shares	2,421	51,208
Usinas Siderurgicas de Minas Gerais SA, A Shares	22,459	51,793
Chile 0.1%		193,951
Coca-Cola Embonor SA, B Shares	18,333	22,256
Embotelladora Andina SA, B Shares	17,785	35,614
Sociedad Quimica y Minera de Chile SA, B Shares	1,274	136,081
68	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Colombia 0.1%		$77,044
Bancolombia SA	4,585	51,444
Grupo Argos SA	4,425	10,798
Grupo Aval Acciones y Valores SA	66,041	14,802
Philippines 0.0%		9,984
Cebu Air, Inc., 6.000%	11,227	9,984
Taiwan 0.0%		4,007
China Development Financial Holding Corp. (A)	13,378	4,007
Thailand 0.0%		21,841

U City PCL (A)	711,900	21,841
Rights 0.0%		$9,104
(Cost $3,206)
Cosmochemical Company, Ltd. (Expiration Date: 6-15-22; Strike Price: KRW 13,250.00) (A)	92	309
Ecopro BM Company, Ltd. (Expiration Date: 6-20-22; Strike Price: KRW 387,600.00) (A)	7	874
Ehwa Technologies Information Company, Ltd. (Expiration Date: 7-1-22; Strike Price: KRW 777.00) (A)	2,400	656
Ratch Group PCL (Expiration Date: 6-13-22; Strike Price: THB 37.75) (A)	11,458	1,339
Saudi Real Estate Company (Expiration Date: 6-10-22; Strike Price: SAR 11.80) (A)	1,691	1,686
Yinson Holdings BHD (Expiration Date: 6-15-22; Strike Price: MYR 1.41) (A)	17,680	4,240
Warrants 0.0%		$578
(Cost $0)
Eco World Development Group BHD (Expiration Date: 4-12-29; Strike Price MYR 1.16) (A)	6,140	161
MBK PCL (Expiration Date: 12-31-24; Strike Price: THB 3.00) (A)	1,161	383
TMBThanachart Bank PCL (Expiration Date: 05-10-2025; Strike Price: THB 0.95) (A)	3,680	34

	Yield (%)	Shares	Value
Short-term investments 0.7%			$1,207,229
(Cost $1,206,718)
Short-term funds 0.7%			1,207,229
John Hancock Collateral Trust (F)	0.8437(G)	120,739	1,207,229

Total investments (Cost $144,519,963) 99.6%	$167,278,261
Other assets and liabilities, net 0.4%	661,528
Total net assets 100.0%	$167,939,789

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
KRW	Korean Won
MYR	Malaysian Ringgit
SAR	Saudi Riyal
THB	Thai Bhat

Security Abbreviations and Legend
ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-22. The value of securities on loan amounted to $2,376,134. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $1,497,905 in the form of U.S. Treasuries was pledged to the fund.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to fund’s investments.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	69

(G)	The rate shown is the annualized seven-day yield as of 5-31-22.
The fund had the following sector composition as a percentage of net assets on 5-31-22:
Information technology	19.6%
Financials	16.8%
Materials	12.9%
Consumer discretionary	10.5%
Industrials	9.1%
Communication services	7.4%
Consumer staples	6.7%
Energy	5.1%
Health care	4.1%
Real estate	3.6%
Utilities	3.1%
Short-term investments and other	1.1%
TOTAL	100.0%
70	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	7	Long	Jun 2022	$1,541,366	$1,445,938	$(95,428)
						$(95,428)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	71

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2022, by major security category or type:
	Total value at 5-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$47,462	—	$47,462	—
Belgium	17,286	—	17,286	—
Brazil	6,959,523	$6,959,523	—	—
Canada	13,917	—	13,917	—
Chile	1,019,290	1,019,290	—	—
China	38,896,995	3,574,508	34,716,589	$605,898
Colombia	261,202	232,157	—	29,045
Czech Republic	178,725	—	178,725	—
Egypt	33,769	—	33,769	—
Greece	557,605	—	546,885	10,720
Hong Kong	6,335,660	—	6,084,651	251,009
Hungary	220,899	—	220,899	—
India	23,139,478	93,430	23,036,990	9,058
Indonesia	3,545,023	—	3,437,193	107,830
Malaysia	2,784,763	—	2,784,763	—
Mexico	4,949,517	4,949,517	—	—
Panama	12,250	12,250	—	—
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	Total value at 5-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Peru	$117,337	$117,337	—	—
Philippines	2,244,770	—	$2,243,695	$1,075
Poland	1,290,133	—	1,290,133	—
Qatar	1,504,562	—	1,504,562	—
Romania	57,184	—	57,184	—
Russia	71,225	—	—	71,225
Saudi Arabia	5,654,640	—	5,654,640	—
Singapore	94,609	82,237	12,372	—
South Africa	6,049,421	506,014	5,543,407	—
South Korea	21,769,126	154,493	21,590,359	24,274
Spain	10,598	—	10,598	—
Taiwan	29,198,691	345,088	28,847,151	6,452
Thailand	4,157,680	—	4,156,654	1,026
Turkey	730,189	—	729,873	316
Ukraine	16,859	—	16,859	—
United Arab Emirates	1,743,611	—	1,743,611	—
United States	196,712	—	196,712	—
Preferred securities
Brazil	1,873,812	1,873,812	—	—
Chile	193,951	193,951	—	—
Colombia	77,044	77,044	—	—
Philippines	9,984	—	9,984	—
Taiwan	4,007	—	4,007	—
Thailand	21,841	—	21,841	—
Rights	9,104	6,800	2,304	—
Warrants	578	161	417	—
Short-term investments	1,207,229	1,207,229	—	—
Total investments in securities	$167,278,261	$21,404,841	$144,755,492	$1,117,928
Derivatives:
Liabilities
Futures	$(95,428)	$(95,428)	—	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	120,739	$1,794,381	$9,196,949	$(9,783,462)	$278	$(917)	$49,351	$148	$1,207,229
Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at May 31, 2022:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Yes Bank, Ltd., Lock-In Shares	10-4-21	$100,844	—	70,811	—	70,811	0.0%[1]	$10,809

[1]	Less than 0.05%.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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